[GRAPHIC:  PHOTO COLLAGE - COMPUTER          Nations Convertible
       CHIP/OYSTER SHELL]                    Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Equity
                                             Income Fund

                                             Nations Classic
                                             Value Fund

                                             Nations Value Fund

                                             Nations Marsico
                                             Growth & Income Fund

                                             Nations
                                             Blue Chip Fund

                                             Nations Strategic
                                             Growth Fund

                                             Nations Capital
                                             Growth Fund

                                             Nations Aggressive
                                             Growth Fund

                                             Nations Marsico
                                             Focused Equities Fund

                                             Nations MidCap
                                             Growth Fund

                                             Nations Marsico
                                             21st Century Fund

                                             Nations Small
                                             Company Fund

                                             Nations Financial
                                             Services Fund



STOCK FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2001


                                   [NATIONS FUNDS LOGO]

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, LLC

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2001 was like no other in history. We are still shocked and saddened by the tragic events of September 11 -- the day when our nation faced multiple terrorist attacks resulting in the deaths of thousands of innocent men, women and children on American soil. We want to extend our thoughts and prayers to the thousands of people affected by this tragedy, and to those of you who lost loved ones on that day.

                           Since our national tragedy, our economy and financial markets, though shaken, stand firm. Not even an unprecedented four-day closing of the national stock exchanges -- the longest stock market disruption in nearly 70 years -- could bring our state-of-the-art financial system to its knees. And from this strong foundation we will press on. The Dow Jones Industrial Average(1), while shedding 1,370 points the week after reopening, has managed to recapture all but a few hundred points of that decline. Of course, reports measuring the full economic impact of the September 11 attacks have yet to be released. Therefore, we caution that the markets -- while seeming to discount weak economic and profit performance -- could still be tested in the weeks ahead.

                           Though uncertainty persists, we believe lower interest rates, tax cuts, government spending and lower energy prices will help spur economic growth. Consumers already seem to be returning to more normal spending patterns. The Federal Reserve (the Fed) has done its part to aid the economy by cutting interest rates eight times so far this year. And the Fed could push interest rates lower if economic weakness continues. Long-term interest rates have also dropped, which should cushion the mortgage and housing sectors against the rise in unemployment.

                           While there are a number of positives to focus on, recession is now the consensus expectation, with the timing of a recovery still uncertain. Prior to the attacks, many stocks within economically sensitive industries had already fallen to recessionary levels. The post-attack environment calls for a more severe slowdown, but the massive liquidity introduced by the Fed and additional fiscal stimulus measures planned by the U.S. Congress should induce a more robust rebound. The rebound could also be enhanced if oil prices continue to moderate as they have since September 11.

                           A HISTORICAL PERSPECTIVE
                           History has shown that the financial markets do not like negative surprises or uncertainty. A number of observers have drawn comparisons to the 1990-91 recession and the Gulf War. There are similarities between that period and today, including a weakening American economy prior to war and fears of a protracted Vietnam-style military involvement. Ten years ago, worries persisted that Iraq might use chemical or nuclear weapons against U.S. armed forces and that oil supplies might be severely jeopardized. In response, the Dow Jones Industrial Average dropped 21% between the peak prior to Iraq's invasion of Kuwait and its subsequent low.

                           While we anticipate a similar loss of confidence and consequent pullback in spending, we believe there are important differences between now and then. Policymakers today have much more flexibility in terms of responding to economic malaise. A decade ago, the nation faced large budget deficits and high inflation. In contrast, the U.S. currently has a budget surplus and low inflation. The economy a decade ago also faced a financial services industry weakened by a sharp drop in the real estate market and a near collapse of the savings and loan industry. We believe today's banking system is sound. Finally, oil prices doubled in 1990, from around $20 per barrel to $40 per barrel, as fears escalated over the security of oil supplies. In contrast, oil prices have actually declined since September 11 as OPEC, led by Saudi Arabia, has pledged to hold energy prices at moderate levels.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The index is unmanaged and unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe strongly that there are a compelling number of important, positive factors at work today that may augur well for equity investors. The combination of lower interest rates, constrained inflation, increasingly attractive aggregate stock market valuations and the possibility of a substantial fiscal stimulus may provide a favorable backdrop for longer-term equity returns.

                           On the fixed-income side, we believe the best values lie with higher-quality, intermediate-term bonds. In addition, we believe high-quality corporate bonds and mortgage-backed securities, such as Ginnie Maes, will continue to provide a safe haven during these uncertain times because they are backed by the full faith and credit of the U.S. government.

                           In our view, the U.S. economy possesses a tremendous amount of resilience that will pull it through the current crisis. When the economy recovers, we believe it will likely be stronger and healthier than it was immediately before the tragic events of September 11.

                           EVALUATE YOUR NEXT STEPS
                           So, where do we go from here? We encourage you to have a conversation with your investment professional to discuss how you can take advantage of the current market environment as it relates to your long-term investment goals. As a prudent investor, start by reassessing your objectives and circumstances. For example, do today's circumstances change your need for liquid assets? Or is your situation such that the opportunities for long-term gains appear more compelling?

                           We continue to believe that a well-diversified portfolio consisting of high-quality securities remains the best defensive strategy in an environment that is vulnerable to external factors. In our opinion, the proper approach today is to balance both value and growth prospects in establishing a portfolio that will navigate the uncertainty and challenges of the market over the next six months, whatever might transpire on the economic front.

                           OUR CONTINUED COMMITMENT TO YOU
                           At Nations Funds, we are committed to providing you with the tools and information to help you evaluate your investments, especially during uncertain times. We are continually updating our Web site to provide you with the information you need:

                                - Timely fund commentaries and economic updates

                                - Finding the right fit -- the importance of
                                  asset allocation

                                - Strategies for investing in uncertain times

                                - The value of an investment professional

                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you don't have an investment professional and would like us to put you in contact with one, just let us know. Or you may visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,


/s/ A. Max Walker                                   /s/ Robert H. Gordon
  A. MAX WALKER                                     ROBERT H. GORDON
  PRESIDENT AND CHAIRMAN OF THE BOARD               PRESIDENT
  NATIONS FUNDS                                     BANC OF AMERICA ADVISORS, LLC

                           September 30, 2001

                           P.S. Since September 30, 2001, the Federal Reserve Board has twice reduced the Federal Funds rate, which now stands at 2.00%. This is the lowest the rate has been in 40 years.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 7
                                       Nations Equity Income Fund                                   20
                                       Nations Classic Value Fund                                   23
                                       Nations Value Fund                                           25
                                       Nations Marsico Growth & Income Fund                         27
                                       Nations Blue Chip Fund                                       28
                                       Nations Strategic Growth Fund                                29
                                       Nations Capital Growth Fund                                  32
                                       Nations Aggressive Growth Fund                               34
                                       Nations Marsico Focused Equities Fund                        36
                                       Nations MidCap Growth Fund                                   37
                                       Nations Marsico 21st Century Fund                            40
                                       Nations Small Company Fund                                   42
                                       Nations Financial Services Fund                              45
                                     Statements of operations                                       46
                                     Statements of changes in net assets                            50
                                     Schedules of capital stock activity                            56
                                     Financial highlights                                           72
                                     Notes to financial statements                                 102
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations Marsico Growth & Income Master Portfolio            111
                                       Nations Blue Chip Master Portfolio                          113
                                       Nations Marsico Focused Equities Master Portfolio           117
                                     Statements of operations                                      118
                                     Statements of changes in net assets                           120
                                     Supplementary data                                            120
                                     Notes to financial statements                                 121

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR LOGO]
                                RECOGNIZED FOR
                                OUTSTANDING                            DALBAR, Inc. is a well-respected
                                INTERMEDIARY AND                       research firm that measures
                                SHAREHOLDER SERVICE                    customer service levels and
                                                                       establishes benchmarks in the
                                IN RECOGNITION OF ITS COMMITMENT TO    financial services industry.
                                PROVIDE INVESTMENT PROFESSIONALS
                                AND SHAREHOLDERS WITH THE HIGHEST
                                LEVEL OF SERVICE IN THE MUTUAL FUND
                                INDUSTRY, NATIONS FUNDS RECEIVED
                                BOTH THE DALBAR INTERMEDIARY
                                SERVICE AWARD AND MUTUAL FUND
                                SERVICE AWARD IN 2000.
                            ------------------------------------------------------------------------------

                     [This page intentionally left blank.]

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
           COMMON STOCKS -- 11.3%
           APPAREL AND TEXTILES -- 0.5%
  30,000   Jones Apparel Group, Inc.++............  $    765
  77,000   Reebok International, Ltd.++...........     1,594
                                                    --------
                                                       2,359
                                                    --------
           DIVERSIFIED MANUFACTURING -- 0.7%
  30,000   General Electric Company...............     1,116
  51,000   Tyco International Ltd. ...............     2,321
                                                    --------
                                                       3,437
                                                    --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.3%
  36,630   TXU Corporation........................     1,697
                                                    --------
           HEALTH SERVICES -- 0.3%
  20,000   Laboratory Corporation of America
             Holdings.............................     1,617
                                                    --------
           HEAVY MACHINERY -- 0.8%
 118,439   Ingersoll-Rand Company.................     4,003
                                                    --------
           INSURANCE -- 3.9%
 110,000   Allstate Corporation...................     4,109
  15,000   American International Group, Inc. ....     1,170
 110,936   AmerUs Group Company...................     3,905
 146,604   Philadelphia Consolidated Holding
             Corporation++........................     5,092
 191,750   Protective Life Corporation............     5,560
                                                    --------
                                                      19,836
                                                    --------
           INTEGRATED OIL -- 0.2%
  30,000   Unocal Corporation.....................       975
                                                    --------
           MEDICAL DEVICES AND SUPPLIES -- 1.1%
  94,000   Johnson & Johnson......................     5,207
                                                    --------
           NETWORKING AND TELECOMMUNICATIONS
             EQUIPMENT -- 0.4%
  93,000   Comverse Technology, Inc.++............     1,905
                                                    --------
           OILFIELD SERVICES -- 0.4%
  50,000   Diamond Offshore Drilling, Inc. .......     1,261
  20,000   Transocean Sedco Forex Inc. ...........       528
                                                    --------
                                                       1,789
                                                    --------
           PHARMACEUTICALS -- 0.7%
  95,000   Schering-Plough Corporation............     3,525
                                                    --------
           RAILROADS, TRUCKING AND SHIPPING -- 1.0%
 150,000   CSX Corporation........................     4,725
                                                    --------
           RESTAURANTS -- 0.8%
 140,000   McDonald's Corporation.................     3,800
                                                    --------
           SOFTWARE -- 0.2%
  10,000   Affiliated Computer Services, Inc.,
             Class A++............................       814
                                                    --------
           TOTAL COMMON STOCKS
             (Cost $63,438).......................    55,689
                                                    --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 55.2%
            AEROSPACE AND DEFENSE -- 1.5%
$  5,710    L-3 Communications Holdings, Inc.,
              5.250% 06/01/09( - ).................     7,302
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            APPAREL AND TEXTILES -- 1.6%
$ 10,000    Jones Apparel Group, Inc.,
              3.820%*** 02/01/21( - )..............  $  4,800
   3,405    Reebok International Ltd.,
              4.250%** 03/01/21( - )...............     3,128
                                                     --------
                                                        7,928
                                                     --------
            BEVERAGES -- 1.2%
   5,700    Convertibles Ltd.,
              2.000% 10/15/07( - ).................     5,736
                                                     --------
            BROADCASTING AND CABLE -- 5.0%
   4,000    AT&T Corporation -- Liberty Media
              Group,
              4.000% 11/15/29( - ).................     3,080
   3,000    AT&T Corporation -- Liberty Media
              Group,
              4.000% 11/15/29......................     2,310
   5,330    AT&T Corporation -- Liberty Media
              Group,
              3.500% 01/15/31( - ).................     4,071
   4,500    AT&T Corporation -- Liberty Media
              Group,
              3.250% 03/15/31( - ).................     3,589
   1,925    Charter Communications, Inc.,
              4.750% 06/01/06......................     1,451
   5,330    Clear Channel Communications, Inc.,
              2.625% 04/01/03......................     5,329
   5,850    EchoStar Communications Corporation,
              5.750% 05/15/08( - ).................     4,936
                                                     --------
                                                       24,766
                                                     --------
            COMMERCIAL BANKING -- 1.1%
   5,625    JMH Finance Ltd.,
              4.750% 09/06/07( - ).................     5,365
                                                     --------
            COMPUTER SERVICES -- 4.6%
   4,800    Affiliated Computer Services, Inc.,
              Class A,
              3.500% 02/15/06( - ).................     5,580
   8,215    DoubleClick Inc.,
              4.750% 03/15/06......................     5,596
   6,300    First Data Corporation,
              2.000% 03/01/08......................     6,411
     975    The BISYS Group, Inc.,
              4.000% 03/15/06......................     1,015
   3,850    The BISYS Group, Inc.,
              4.000% 03/15/06( - ).................     4,009
                                                     --------
                                                       22,611
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.7%
   5,400    Hewlett-Packard Company,
              5.190%*** 10/14/17...................     2,403
   1,125    VERITAS Software Corporation,
              1.856% 08/13/06......................       900
                                                     --------
                                                        3,303
                                                     --------
            DIVERSIFIED ELECTRONICS -- 0.4%
   2,995    SCI Systems, Inc.,
              3.000% 03/15/07......................     2,190
                                                     --------
            DIVERSIFIED MANUFACTURING -- 1.8%
   9,500    SPX Corporation,
              3.210%*** 02/06/21( - )..............     5,380
   4,820    Tyco International Ltd.,
              1.540%*** 11/17/20...................     3,675
                                                     --------
                                                        9,055
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 1.5%
$  4,705    Devon Energy Corporation,
              4.950% 08/15/08......................  $  4,664
   2,555    Kerr-McGee Corporation,
              5.250% 02/15/10......................     2,756
                                                     --------
                                                        7,420
                                                     --------
            HEALTH SERVICES -- 4.0%
   4,545    AmeriSource Health Corporation, Class
              A,
              5.000% 12/01/07( - ).................     7,011
   2,820    Health Management Associates, Inc.,
              Class A,
              .250% 08/16/20( - )..................     1,963
   4,606    Province Healthcare Company,
              4.500% 11/20/05( - ).................     5,412
   8,880    Universal Health Services, Inc., Class
              B,
              .426% 06/23/20( - )..................     5,550
                                                     --------
                                                       19,936
                                                     --------
            INSURANCE -- 1.2%
   5,850    PMI Group Inc.,
              2.500% 07/15/21( - ).................     5,857
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 1.2%
   4,750    Invitrogen Corporation,
              5.500% 03/01/07( - ).................     5,101
     900    Invitrogen Corporation,
              5.500% 03/01/07......................       966
                                                     --------
                                                        6,067
                                                     --------
            METALS AND MINING -- 0.9%
   5,480    Agnico-Eagle Mines Ltd.,
              3.500% 01/27/04......................     4,685
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 1.7%
   4,700    Comverse Technology, Inc.,
              1.500% 12/01/05( - ).................     3,384
   6,000    Nortel Networks Corporation,
              4.250% 09/01/08( - ).................     5,235
                                                     --------
                                                        8,619
                                                     --------
            OILFIELD SERVICES -- 4.9%
   4,850    Diamond Offshore Drilling Inc.,
              1.500% 04/15/31( - ).................     4,092
   5,306    Hanover Compressor Company,
              4.750% 03/15/08......................     4,563
   5,600    Loews Corporation,
              3.125% 09/15/07......................     4,655
   9,100    Pride International, Inc.,
              2.780%*** 01/16/21...................     5,302
     522    SEACOR SMIT, Inc.,
              5.375% 11/15/06( - ).................       500
   6,000    Transocean Sedco Forex Inc.,
              1.500% 05/15/21......................     5,130
                                                     --------
                                                       24,242
                                                     --------
            PHARMACEUTICALS -- 8.1%
   1,500    ALZA Corporation,
              1.300%*** 07/28/20...................     1,174
   3,850    Aviron,
              5.250% 02/01/08......................     2,676
   5,000    Cephalon, Inc.,
              5.250% 05/01/06( - ).................     4,513

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
$  5,850    COR Therapeutics, Inc.,
              4.500% 06/15/06( - ).................  $  4,972
   1,500    Elan Finance Corporation Ltd.,
              1.630%*** 12/14/18...................     1,134
   3,150    Elan Finance Corporation, Ltd.,
              1.630%*** 12/14/18( - )..............     2,382
   4,310    Genzyme Corporation,
              3.000% 05/15/21( - ).................     4,100
   3,625    Gilead Sciences, Inc.,
              5.000% 12/15/07( - ).................     4,857
   2,250    Inhale Therapeutic Systems, Inc.,
              3.500% 10/17/07......................     1,207
   5,700    IVAX Corporation,
              4.500% 05/15/08( - ).................     4,816
   2,120    Teva Pharmaceuticals Finance, LLC,
              1.500% 10/15/05( - ).................     2,104
   2,420    Teva Pharmaceuticals Finance, NV,
              .750% 08/15/21( - )..................     2,272
   1,975    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07......................     1,229
   3,270    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07( - ).................     2,036
                                                     --------
                                                       39,472
                                                     --------
            PUBLISHING AND ADVERTISING -- 2.0%
   2,000    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06......................     1,560
   3,400    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06( - )................     2,652
   6,000    Lamar Advertising Company,
              5.250% 09/15/06......................     5,528
                                                     --------
                                                        9,740
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.4%
     966    Seacor Holdings Inc.,
              5.380% 11/15/06......................       926
   6,020    United Parcel Service, Inc., Class B,
              1.750% 09/27/07......................     5,825
                                                     --------
                                                        6,751
                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
   3,800    EOP Operating, LP,
              7.250%** 11/15/08( - )..............     4,071
                                                     --------
            SEMICONDUCTORS -- 1.0%
   4,950    General Semiconductor, Inc.,
              5.750% 12/15/06......................     4,740
                                                     --------
            SOFTWARE -- 1.8%
   4,280    Citrix Systems, Inc.,
              4.990%*** 03/22/19( - )..............     1,830
   1,000    Citrix Systems, Inc.,
              4.990%*** 03/22/19...................       428
   3,880    HNC Software Inc.,
              5.250% 09/01/08( - ).................     3,583
   2,910    Network Associates, Inc.,
              5.250% 08/15/06( - ).................     3,103
                                                     --------
                                                        8,944
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            SPECIALTY STORES -- 2.6%
$  5,295    Barnes & Noble, Inc.,
              5.250% 03/15/09( - ).................  $  6,890
   5,330    School Specialty, Inc.,
              6.000% 08/01/08( - ).................     6,076
                                                     --------
                                                       12,966
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 4.2%
   1,000    Bell Atlantic Financial Services,
              5.750% 04/01/03......................     1,019
   2,500    Bell Atlantic Financial Services,
              5.750% 04/01/03( - ).................     2,548
   3,300    Bell Atlantic Financial Services,
              4.250% 09/15/05( - ).................     3,312
   1,575    Hutchison Whampoa International, Ltd.,
              2.875% 09/15/03( - ).................     1,512
   6,825    Nextel Communications, Inc., Class A,
              6.000% 06/01/11( - ).................     4,667
   4,105    Telefonos de Mexico SA, de CV, Series
              A,
              4.250% 06/15/04......................     4,967
   5,980    US Cellular Corporation,
              5.830%*** 06/15/15...................     2,841
                                                     --------
                                                       20,866
                                                     --------
            TOTAL CONVERTIBLE
              BONDS AND NOTES
              (Cost $285,808)......................   272,632
                                                     --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 27.0%
            AEROSPACE AND DEFENSE -- 2.1%
 114,200    Raytheon Company.......................     6,864
  97,000    Titan Capital Trust....................     3,419
                                                     --------
                                                       10,283
                                                     --------
            COMMERCIAL BANKING -- 4.2%
  25,000    Bank United Corporation++..............         7
 177,300    CNB Capital Trust I....................     6,936
 111,400    Sovereign Capital Trust II.............     6,489
 112,000    Washington Mutual Capital Trust I......     6,244
  19,000    Washington Mutual Inc. ................     1,625
                                                     --------
                                                       21,301
                                                     --------
            COMPUTER SERVICES -- 1.3%
 124,000    Electronic Data Systems Corporation....     6,324
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 6.0%
   6,000    AES Trust VII..........................       170
  79,600    AES Trust VII( - ).....................     2,259
  47,300    Calpine Capital Trust III( - )........     2,075
  40,250    Calpine Capital Trust III..............     1,766
 220,000    Duke Energy Corporation................     5,785
  85,600    Mirant Trust...........................     4,579
  82,000    NiSource Inc. .........................     3,779
 200,000    NRG Energy, Inc. ......................     3,880
 215,750    PPL Capital Fund Trust I...............     3,916
  68,700    TXU Corporation........................     1,785
                                                     --------
                                                       29,994
                                                     --------

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
           HEALTH SERVICES -- 1.3%
  61,800   Express Scripts........................  $  6,242
                                                    --------
           HEAVY MACHINERY -- 0.2%
  25,000   Cummins Capital Trust I( - )...........     1,150
                                                    --------
           INSURANCE -- 2.7%
  60,000   ACE Ltd. ..............................     3,750
  50,000   Metlife Capital Trust I................     4,659
  74,700   QBE Insurance Group Ltd.( - )..........     4,808
                                                    --------
                                                      13,217
                                                    --------
           INTEGRATED OIL -- 0.9%
  90,000   Unocal Corporation.....................     4,275
                                                    --------
           NATURAL GAS DISTRIBUTION -- 1.7%
  90,400   Coastal Corporation....................     2,567
  56,750   El Paso Energy Capital Trust I.........     3,108
 101,500   EOG Resources..........................     2,695
                                                    --------
                                                       8,370
                                                    --------
           PAPER AND FOREST PRODUCTS -- 0.7%
  78,100   International Paper Capital Trust......     3,436
                                                    --------
           PHARMACEUTICALS -- 0.7%
  88,000   Pharmacia Corporation..................     3,353
                                                    --------
           RAILROADS, TRUCKING AND SHIPPING -- 1.2%
  72,000   Union Pacific Capital Trust( - ).......     3,240
  58,400   Union Pacific Capital Trust............     2,628
                                                    --------
                                                       5,868
                                                    --------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.6%
  92,000   Apartment Investment & Management
             Company, Class A.....................     2,605
 201,200   Equity Residential Properties Trust....     5,116
                                                    --------
                                                       7,721
                                                    --------
           RESTAURANTS -- 0.7%
  64,200   Wendy's Financing I....................     3,500
                                                    --------
           TELECOMMUNICATIONS SERVICES -- 1.7%
  14,300   Adelphia Communications, Class A.......     1,253
 170,000   Citizens Communications Company++......     3,638
  79,300   Citizens Utilities Trust...............     3,453
                                                    --------
                                                       8,344
                                                    --------
           TOTAL CONVERTIBLE
             PREFERRED STOCKS
             (Cost $128,741)......................   133,378
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 6.4%
            (Cost $31,575)
 31,575   Nations Cash Reserves#..................     31,575
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $509,562*)...............  99.9%   $493,274
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET)..............   0.1%
          Receivable for investment securities
            sold..................................   $  2,138
          Receivable for Fund shares sold.........      6,801
          Dividends receivable....................        367
          Interest receivable.....................      2,235
          Payable for Fund shares redeemed........     (1,743)
          Investment advisory fee payable.........       (263)
          Administration fee payable..............        (93)
          Shareholder servicing and distribution
            fees payable..........................       (199)
          Due to custodian........................       (150)
          Payable for investment securities
            purchased.............................     (8,734)
          Accrued Trustees' fees and expenses.....        (31)
          Accrued expenses and other
            liabilities...........................        (28)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................        300
                                                     --------
          NET ASSETS....................... 100.0%   $493,574
                                                     ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income.....   $  1,920
          Accumulated net realized loss on
            investments sold......................    (21,685)
          Net unrealized depreciation of
            investments...........................    (16,288)
          Paid-in capital.........................    529,627
                                                     --------
          NET ASSETS..............................   $493,574
                                                     ========


                                                      VALUE
-------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($113,038,135 / 7,490,416 shares
            outstanding)..........................     $15.09
                                                       ======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($296,948,401 / 19,685,969
            shares outstanding)...................     $15.08
                                                       ======

          Maximum sales charge....................      5.75%
          Maximum offering price per share........     $16.00
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($69,495,710 / 4,645,478 shares
            outstanding)..........................     $14.96
                                                       ======

          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($14,092,200 / 932,528 shares
            outstanding)..........................     $15.11
                                                       ------
                                                       ------

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $16,288 on investment securities was comprised of gross appreciation of $32,615 and gross depreciation of $48,903 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $509,562.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2001.

  ( - ) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.4%
            ASSET-BACKED -- AUTO LOANS -- 0.3%
$    800    Americredit Automobile Receivables
              Trust,
              Series 2001-B, Class A4,
              5.370% 06/12/08.....................  $   831
     250    Premier Auto Trust,
              Series 1998-1, Class B,
              5.920% 10/06/04.....................      256
                                                    -------
                                                      1,087
                                                    -------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.1%
     500    Citibank Credit Card Master Trust I,
              Series 999-5, Class A,
              6.100% 05/15/08.....................      529
                                                    -------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
      11    ContiMortgage Home Equity Loan Trust,
              Series 1998-1, Class A4,
              6.280% 01/15/13.....................       11
      19    First Plus Home Loan Trust,
              Series 1997-1, Class A6,
              6.950% 12/10/15.....................       19
            IMC Home Equity Loan Trust,
              Series 1997-5, Class A7,
              6.900% 01/20/22.....................      102
                                                    -------
                                                        132
                                                    -------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $1,682).......................    1,748
                                                    -------
 SHARES
---------
            COMMON STOCKS -- 59.4%
            AEROSPACE AND DEFENSE -- 1.0%
   4,100    Alliant Techsystems Inc.++............      351
  19,400    Boeing Company........................      650
  15,900    General Dynamics Corporation..........    1,403
   9,500    Lockheed Martin Corporation...........      416
   7,500    Northrop Grumman Corporation..........      758
   1,400    Precision Castparts Corporation.......       31
   9,600    Raytheon Company......................      334
                                                    -------
                                                      3,943
                                                    -------
            AIRLINES -- 0.1%
   2,400    Atlantic Coast Airlines Holdings,
              Inc.++..............................       32
   7,300    Delta Air Lines, Inc. ................      192
   2,700    SkyWest, Inc. ........................       45
                                                    -------
                                                        269
                                                    -------
            APPAREL AND TEXTILES -- 0.2%
   1,400    Coach, Inc.++.........................       37
     400    Columbia Sportswear Company++.........        9
   1,100    Genesco Inc.++........................       18
   1,700    Jones Apparel Group, Inc.++...........       43
   1,000    K-Swiss Inc., Class A.................       25
   1,100    Land's End, Inc.++....................       32
   5,700    Liz Claiborne, Inc.(a)................      215
   4,500    Nautica Enterprises Inc.++............       53
   4,900    Nike, Inc., Class B...................      228
   3,600    Phillips-Van Heusen Corporation.......       36
   1,100    Reebok International, Ltd.++..........       23

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            APPAREL AND TEXTILES -- (CONTINUED)
   1,900    Russell Corporation...................  $    26
   2,500    Wolverine World Wide..................       34
                                                    -------
                                                        779
                                                    -------
            AUTOMOTIVE -- 0.6%
   2,600    ArvinMeritor, Inc. ...................       37
     800    Borg-Warner Automotive, Inc. .........       32
   2,700    Copart, Inc.++........................       76
  26,500    Delphi Automotive Systems
              Corporation.........................      311
  29,442    Ford Motor Company....................      511
  17,600    General Motors Corporation............      755
   1,600    Gentex Corporation++..................       38
   1,800    Group 1 Automotive, Inc.++............       48
   8,500    Johnson Controls, Inc. ...............      555
   2,450    Lear Corporation++....................       66
   2,900    TBC Corporation++.....................       29
   3,400    Tower Automotive, Inc.++..............       24
                                                    -------
                                                      2,482
                                                    -------
            BEVERAGES -- 1.6%
  21,800    Anheuser-Busch Companies, Inc. .......      913
  34,300    Coca-Cola Company.....................    1,607
   3,100    Constellation Brands, Inc.++..........      129
     500    Pepsi Bottling Group, Inc. ...........       23
  70,430    PepsiCo, Inc. ........................    3,416
                                                    -------
                                                      6,088
                                                    -------
            BROADCASTING AND CABLE -- 1.7%
 110,000    AOL Time Warner Inc. .................    3,642
  11,300    Cox Communications, Inc., Class A++...      472
     600    Entercom Communications
              Corporation++.......................       20
   1,600    Hispanic Broadcasting Corporation++...       26
   1,400    Pixar Inc.++..........................       57
  32,767    Viacom Inc., Class B++................    1,130
  72,900    Walt Disney Company...................    1,357
   2,850    Westwood One, Inc.++..................       63
                                                    -------
                                                      6,767
                                                    -------
            BUILDING MATERIALS -- 0.0%+
   1,900    American Standard Companies Inc.++....      105
                                                    -------
            CHEMICALS -- BASIC -- 0.5%
   5,600    Air Products and Chemicals, Inc. .....      216
   8,700    Dow Chemical Company..................      285
  11,993    E.I. duPont de Nemours and Company....      450
   1,600    FMC Corporation++.....................       78
   1,100    H.B. Fuller Company...................       50
   7,800    PPG Industries, Inc. .................      357
  12,900    Praxair, Inc. ........................      542
                                                    -------
                                                      1,978
                                                    -------
            CHEMICALS -- SPECIALTY -- 0.4%
   2,700    Airgas, Inc.++........................       36
   2,900    Albemarle Corporation.................       55
   3,700    Cabot Corporation.....................      148
     900    Cabot Microelectronics
              Corporation++(a)....................       43
     700    Cytec Industries Inc.++...............       16
   9,100    Engelhard Corporation.................      210
   2,700    Lubrizol Corporation..................       85
   1,400    OM Group, Inc. .......................       77
   3,100    PolyOne Corporation...................       24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
   2,200    Scotts Company, Class A++.............  $    75
  14,200    Sigma-Aldrich Corporation.............      642
   2,800    TETRA Technologies Inc.++.............       49
                                                    -------
                                                      1,460
                                                    -------
            COMMERCIAL BANKING -- 5.5%
   4,120    Associated Banc-Corp..................      140
   3,400    Astoria Financial Corporation.........      201
  30,955    Charter One Financial, Inc. ..........      874
 122,266    Citigroup Inc. .......................    4,953
   2,200    City National Corporation.............       95
   1,100    Commerce Bancorp, Inc. ...............       75
   4,100    Commercial Federal Corporation........      100
   1,600    Community First Bankshares, Inc. .....       38
   4,400    Compass Bancshares, Inc. .............      115
   2,400    Dime Bancorp, Inc. ...................       94
   2,600    Downey Financial Corporation..........      115
   5,100    First Tennessee National
              Corporation.........................      189
   1,100    First Virginia Banks, Inc. ...........       50
   3,500    FirstFed Financial Corporation++......       91
   2,300    Firstmerit Corporation................       54
  30,500    FleetBoston Financial Corporation.....    1,121
   1,000    GBC Bancorp...........................       31
   3,700    Golden State Bancorp Inc. ............      112
   5,600    Hibernia Corporation, Class A.........       92
   2,300    Independence Community Bank
              Corporation.........................       50
  23,810    J.P. Morgan Chase & Company...........      813
   1,300    M&T Bank Corporation..................       96
   2,300    MAF Bancorp Inc. .....................       66
   3,400    Marshall and Ilsley Corporation.......      193
  33,700    National City Corporation.............    1,009
   2,300    National Commerce Financial
              Corporation.........................       60
   4,800    New York Community Bancorp, Inc. .....      111
   5,200    North Fork Bancorporation, Inc. ......      155
  39,100    Regions Financial Corporation.........    1,128
  39,900    SouthTrust Corporation................    1,016
   7,600    Sovereign Bancorp, Inc. ..............       72
  22,100    SunTrust Banks, Inc. .................    1,472
     600    Susquehanna Bancshares Inc. ..........       13
   1,700    TCF Financial Corporation.............       78
   2,400    Trustmark Corporation.................       54
  58,865    US Bancorp............................    1,306
  59,500    Wachovia Corporation..................    1,845
   3,500    Washington Federal, Inc. .............       88
  56,300    Washington Mutual, Inc. ..............    2,166
  15,100    Wells Fargo & Company.................      671
                                                    -------
                                                     21,002
                                                    -------
            COMMERCIAL SERVICES -- 0.5%
   1,500    Administaff, Inc.++...................       39
   4,500    Apollo Group Inc., Class A++..........      189
   1,900    Arbitron Inc.++.......................       50
   1,700    Catalina Marketing Corporation++......       48
  48,000    Cendant Corporation++(a)..............      614
   1,500    Certegy Inc.++........................       39
   1,100    Corporate Executive Board Company++...       29
   2,600    DeVry, Inc.++.........................       93
   1,500    eBay Inc.++(a)........................       69
   1,000    F.Y.I. Inc.++.........................       38
   2,100    Factset Research Systems Inc. ........       51

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            COMMERCIAL SERVICES -- (CONTINUED)
   2,000    Gartner Group, Inc.++.................  $    17
   2,480    Global Payments Inc. .................       73
     900    Manpower Inc. ........................       24
   1,200    MAXIMUS, Inc.++.......................       48
   2,400    National Data Corporation.............       86
     400    NCO Group, Inc.++.....................        5
   3,500    Pegasus Solutions Inc.++..............       29
     300    Sabre Holdings Corporation++..........        8
   2,900    SEI Investment Company................       93
   4,200    Sylvan Learning Systems, Inc.++.......       96
   3,000    Tetra Tech, Inc.++....................       66
   4,100    TMP Worldwide Inc.++..................      116
   3,900    United Rentals, Inc.++................       68
   1,000    URS Corporation++.....................       23
   2,300    Viad Corporation......................       44
                                                    -------
                                                      2,055
                                                    -------
            COMPUTER SERVICES -- 0.8%
  10,500    Automatic Data Processing, Inc. ......      494
   1,000    CACI International, Inc.++............       55
   1,700    CSG Systems International, Inc.++.....       70
  14,800    Electronic Data Systems Corporation...      852
   1,300    Fair, Issac and Company Inc. .........       61
  23,875    First Data Corporation................    1,391
   1,800    Galileo International, Inc. ..........       37
   2,900    Jack Henry & Associates, Inc. ........       66
     900    Perot Systems Corporation, Class A....       15
   7,200    Sungard Data Systems, Inc.++..........      168
   1,100    Synopsys, Inc.++......................       44
                                                    -------
                                                      3,253
                                                    -------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
     900    Act Manufacturing Inc.++(a)...........        4
   1,700    Advanced Digital Information
              Corporation++.......................       18
   1,900    Benchmark Electronics Inc.++..........       31
  61,200    Dell Computer Corporation++...........    1,134
   2,600    Electronics For Imaging, Inc.++.......       42
  26,400    EMC Corporation++.....................      310
  37,000    Hewlett-Packard Company...............      596
   1,400    InFocus Corporation++.................       18
  46,300    International Business Machines
              Corporation.........................    4,274
   9,200    Jabil Circuit, Inc.++.................      165
  10,000    Lexmark International, Inc.++.........      447
   1,700    Mercury Computer Systems, Inc.++......       64
     400    Micros Systems, Inc.++................        7
  10,300    NCR Corporation++.....................      305
  13,400    Pitney Bowes Inc. ....................      512
     200    Plexus Corporation++..................        5
   1,700    SCI Systems, Inc.++...................       31
   4,200    Storage Technology Corporation++......       53
  26,400    Sun Microsystems, Inc.++..............      218
   2,200    Tech Data Corporation++...............       83
  20,000    Unisys Corporation++..................      173
   1,700    Zebra Technologies Corporation, Class
              A++.................................       64
                                                    -------
                                                      8,554
                                                    -------
            CONGLOMERATES -- 0.2%
   2,600    Hughes Supply Inc. ...................       58
     900    SPX Corporation++(a)..................       75

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            CONGLOMERATES -- (CONTINUED)
  12,125    United Technologies Corporation.......  $   563
   1,100    Waste Connections, Inc.++.............       30
                                                    -------
                                                        726
                                                    -------
            CONSTRUCTION -- 0.0%+
     400    Jacobs Engineering Group Inc.++.......       25
   2,800    The Shaw Group Inc.++.................       79
                                                    -------
                                                        104
                                                    -------
            CONSUMER CREDIT AND MORTGAGES -- 1.6%
   3,100    AmeriCredit Corporation++.............       98
   9,400    Countrywide Credit Industries,
              Inc. ...............................      413
  22,400    Fannie Mae............................    1,794
  15,250    Freddie Mac...........................      991
   4,700    Greenpoint Financial Corporation......      165
  14,100    Household International, Inc. ........      795
  43,025    MBNA Corporation......................    1,303
  10,600    USA Education Inc. ...................      879
                                                    -------
                                                      6,438
                                                    -------
            DEPARTMENT AND DISCOUNT STORES -- 1.8%
   8,600    Dollar General Corporation............      101
  13,500    Federated Department Stores, Inc.++...      381
  15,800    Kohl's Corporation++..................      758
  15,000    May Department Stores Company.........      435
  24,500    Sears, Roebuck and Company............      849
   3,400    ShopKo Stores, Inc.++.................       28
  13,900    Target Corporation....................      441
  85,500    Wal-Mart Stores, Inc. ................    4,232
                                                    -------
                                                      7,225
                                                    -------
            DIVERSIFIED ELECTRONICS -- 0.2%
     600    Aeroflex, Inc.++......................        7
   3,400    Anixter International Inc.++..........       84
     600    BEI Technologies, Inc. ...............       10
   2,000    Checkpoint Systems Inc.++.............       22
   2,600    Diebold, Inc. ........................       99
   1,900    Dionex Corporation++..................       48
   5,500    Eastman Kodak Company.................      178
   2,600    Gerber Scientific Inc. ...............       27
     400    Harman International Industries.......       13
   4,200    Harris Corporation....................      133
   2,200    Keithley Instruments, Inc. ...........       32
   1,100    National Instruments Corporation++....       29
   2,100    Pioneer Standard Electronics..........       19
     700    Trimble Navigation Ltd.++.............       11
   1,301    Vialta, Inc.++........................        1
                                                    -------
                                                        713
                                                    -------
            DIVERSIFIED MANUFACTURING -- 3.0%
   3,800    Albany International Corporation,
              Class A++...........................       57
   1,200    AstroPower, Inc.++(a).................       41
   3,200    Esterline Technologies
              Corporation++.......................       51
 214,200    General Electric Company..............    7,968
   3,200    Harsco Corporation....................       89
     900    Lancaster Colony Corporation..........       25
   1,900    Lincoln Electric Holdings, Inc. ......       42
   1,800    Roper Industries, Inc. ...............       65
     800    Simpson Manufacturing Company,
              Inc.++..............................       42
   1,300    Stewart & Stevenson Services, Inc. ...       31

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- (CONTINUED)
   1,500    Tredegar Industries, Inc. ............  $    26
  68,600    Tyco International Ltd................    3,121
                                                    -------
                                                     11,558
                                                    -------
            EDUCATION -- 0.0%+
     800    ITT Educational Services, Inc.++......       26
                                                    -------
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
   3,300    Allete................................       85
   9,400    Calpine Corporation++(a)..............      214
  19,100    Dynegy Inc., Class A..................      662
   2,800    IDACORP, Inc. ........................      100
   2,200    Northwestern Corporation..............       48
   5,300    TECO Energy, Inc. ....................      144
   1,800    The Montana Power Company.............        9
   2,700    UniSource Energy Corporation..........       38
   4,700    UtiliCorp United Inc. ................      132
                                                    -------
                                                      1,432
                                                    -------
            ELECTRIC POWER -- NUCLEAR -- 1.4%
   5,100    Alliant Energy Corporation............      160
  18,200    American Electric Power Company,
              Inc. ...............................      787
   6,800    Conectiv, Inc. .......................      160
  21,000    DTE Energy Company....................      904
  44,700    Duke Energy Corporation...............    1,692
   6,300    Energy East Corporation...............      127
  17,025    Exelon Corporation....................      759
  13,100    FPL Group, Inc. ......................      702
   2,610    NSTAR.................................      109
   6,200    Public Service Company of New
              Mexico..............................      156
   1,300    RGS Energy Group Inc. ................       50
                                                    -------
                                                      5,606
                                                    -------
            ELECTRICAL EQUIPMENT -- 0.1%
   4,300    AMETEK, Inc. .........................      113
   7,700    Honeywell International Inc. .........      203
   5,100    W.W. Grainger, Inc. ..................      198
                                                    -------
                                                        514
                                                    -------
            EXPLORATION AND PRODUCTION -- 0.3%
  18,900    Anadarko Petroleum Corporation........      909
   2,300    Louis Dreyfus Natural Gas
              Corporation++.......................       89
   3,100    Patina Oil and Gas Corporation........       71
   1,200    Plains Resources Inc.++...............       31
   3,300    Pogo Producing Company................       78
   3,900    Vintage Petroleum, Inc. ..............       62
   8,800    XTO Energy, Inc. .....................      123
                                                    -------
                                                      1,363
                                                    -------
            FINANCE -- MISCELLANEOUS -- 0.1%
     600    Affiliated Managers Group, Inc.++.....       34
   1,500    American Financial Holdings, Inc. ....       37
   3,500    Anchor Bancorp Wisconsin Inc. ........       58
     700    Investment Technology Group, Inc.++...       39
   6,200    MGIC Investment Corporation...........      405
                                                    -------
                                                        573
                                                    -------
            FINANCIAL SERVICES -- 0.1%
  13,600    H & R Block, Inc. ....................      524
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            FOOD AND DRUG STORES -- 0.4%
  14,500    Albertson's, Inc. ....................  $   462
   2,100    Fleming Companies, Inc.(a)............       62
   1,700    Ruddick Corporation...................       26
  36,800    The Kroger Company++..................      906
   1,300    United Natural Foods, Inc.++..........       24
   1,800    Whole Foods Market, Inc.++............       57
                                                    -------
                                                      1,537
                                                    -------
            FOOD PRODUCTS -- 1.0%
   1,400    American Italian Pasta Company++......       61
  24,000    ConAgra Foods, Inc.++.................      539
   4,000    Hormel Foods Corporation..............       94
   1,800    Interstate Bakeries Corporation.......       46
  17,300    Kellogg Company.......................      519
   3,500    McCormick and Company, Inc. ..........      160
   3,200    Performance Food Group Company++......       91
   6,700    Ralston Purina Group..................      220
  10,200    Smithfield Foods, Inc.++..............      215
   1,800    Suiza Foods Corporation++(a)..........      114
  46,600    SYSCO Corporation.....................    1,190
  10,500    Unilever NV, NY Shares................      567
   5,300    Wm. Wrigley Jr. Company...............      272
                                                    -------
                                                      4,088
                                                    -------
            HEALTH SERVICES -- 1.0%
   1,450    Accredo Health, Inc.++................       53
     800    AdvancePCS++..........................       57
   2,700    Covance Inc.++........................       48
   4,700    Coventry Health Care, Inc.++..........      111
   1,400    Express Scripts Inc., Class A++.......       77
  26,700    HCA Inc. .............................    1,183
   3,700    Health Net Inc.++.....................       71
   1,300    Invacare Corporation..................       53
   1,900    Manor Care, Inc.++....................       53
   4,600    Oxford Health Plans, Inc.++...........      131
   1,700    Pediatrix Medical Group, Inc.++.......       69
   2,300    Quest Diagnostics Inc.++..............      142
   3,100    Trigon Healthcare, Inc.++.............      203
  20,000    UnitedHealth Group Inc. ..............    1,331
   5,000    Universal Health Services, Inc., Class
              B++.................................      244
     750    Wellpoint Health Networks Inc.++......       82
                                                    -------
                                                      3,908
                                                    -------
            HEAVY MACHINERY -- 0.3%
  16,100    Caterpillar Inc. .....................      721
   2,000    Flowserve Corporation++...............       40
   2,100    Graco Inc. ...........................       63
     300    Illinois Tool Works Inc. .............       16
   6,400    JLG Industries, Inc. .................       59
     700    Kennametal Inc. ......................       22
   1,700    Paxar Corporation++...................       22
   2,800    Terex Corporation++++.................       50
   1,400    Toro Company..........................       59
                                                    -------
                                                      1,052
                                                    -------
            HOUSEHOLD PRODUCTS -- 1.3%
  17,900    Avon Products, Inc. ..................      828
   2,700    Church & Dwight Company, Inc. ........       70
   5,600    Estee Lauder Companies Inc., Class
              A...................................      186
   9,900    Fortune Brands, Inc. .................      332

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            HOUSEHOLD PRODUCTS -- (CONTINUED)
   8,700    International Flavors & Fragrances,
              Inc. ...............................  $   241
  15,200    Kimberly-Clark Corporation............      942
  31,800    Procter & Gamble Company..............    2,314
   3,400    The Dial Corporation..................       56
                                                    -------
                                                      4,969
                                                    -------
            HOUSING AND FURNISHING -- 0.3%
   1,700    Applica Inc.++........................       14
  12,400    Centex Corporation....................      419
   4,490    D.R. Horton, Inc. ....................       94
   2,200    Furniture Brands International,
              Inc.++..............................       43
   2,800    Lennar Corporation....................      101
   2,210    M.D.C. Holdings, Inc. ................       61
   2,700    Mohawk Industries Inc.++..............       99
     500    NVR, Inc.++...........................       70
   1,600    Pulte Corporation.....................       49
     600    Stanley Works.........................       22
   1,500    The Ryland Group, Inc. ...............       72
   2,300    Toll Brothers, Inc.++.................       68
   3,400    Whirlpool Corporation.................      188
                                                    -------
                                                      1,300
                                                    -------
            INSURANCE -- 2.5%
  19,200    Allstate Corporation..................      717
  62,694    American International Group, Inc. ...    4,890
   1,800    Arthur J. Gallagher & Company++.......       61
     800    Everest Re Group, Ltd. ...............       52
   6,620    Fidelity National Financial, Inc. ....      178
   3,400    First American Financial
              Corporation.........................       69
   8,100    Hartford Financial Services Group,
              Inc. ...............................      476
  12,500    John Hancock Financial Services,
              Inc. ...............................      499
  12,700    Lincoln National Corporation..........      592
  30,000    MetLife, Inc. ........................      891
   7,100    Old Republic International
              Corporation.........................      186
   2,800    PMI Group, Inc. ......................      175
   3,300    Protective Life Corporation...........       96
   4,000    Radian Group Inc. ....................      154
     600    RenaissanceRe Holdings Ltd. ..........       53
  13,400    Torchmark Corporation.................      523
   6,900    UnumProvident Corporation.............      174
                                                    -------
                                                      9,786
                                                    -------
            INTEGRATED OIL -- 3.1%
  27,400    Chevron Corporation(a)................    2,322
  28,000    Conoco Inc.(a)........................      710
 126,714    Exxon Mobil Corporation...............    4,993
   1,900    Murphy Oil Corporation................      137
   6,400    Ocean Energy Inc. ....................      104
  41,600    Royal Dutch Petroleum Company.........    2,090
  13,200    Texaco Inc. ..........................      858
  29,375    USX-Marathon Group....................      786
                                                    -------
                                                     12,000
                                                    -------
            INVESTMENT SERVICES -- 0.9%
   1,100    A.G. Edwards, Inc. ...................       39
  10,600    E*TRADE Group, Inc.++.................       64
   1,200    Legg Mason, Inc. .....................       48
  20,900    Lehman Brothers Holdings Inc. ........    1,188
  11,450    Merrill Lynch & Company, Inc. ........      465
  15,700    Morgan Stanley Dean Witter &
              Company.............................      728

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
   1,500    Neuberger Berman Inc. ................  $    52
   1,000    Raymond James Financial, Inc. ........       27
  16,000    State Street Corporation..............      728
   1,400    Waddell & Reed Financial, Inc., Class
              A...................................       36
                                                    -------
                                                      3,375
                                                    -------
            LODGING AND RECREATION -- 0.5%
   1,200    Action Performance Companies,
              Inc.++(a)...........................       22
     500    Anchor Gaming++.......................       21
   1,000    Argosy Gaming Company++...............       26
   3,000    Aztar Corporation++...................       39
  28,000    Carnival Corporation(a)...............      618
   2,100    Extended Stay America, Inc.++.........       30
   1,300    GTECH Holdings Corporation++..........       45
  14,900    Harley-Davidson, Inc. ................      603
   1,500    JAKKS Pacific, Inc.++.................       20
  23,600    Mattel, Inc.++........................      370
   1,500    MGM Grand, Inc.++(a)..................       34
   4,400    Park Place Entertainment
              Corporation++.......................       32
   1,300    Polaris Industries Inc. ..............       50
   1,700    Winnebago Industries..................       36
   1,500    WMS Industries, Inc.++................       26
                                                    -------
                                                      1,972
                                                    -------
            MEDICAL DEVICES AND SUPPLIES -- 3.1%
  28,200    Abbott Laboratories...................    1,462
  20,000    Baxter International Inc. ............    1,101
     800    Beckman Coulter, Inc. ................       35
  24,750    Cardinal Health, Inc. ................    1,830
     300    Coherent, Inc.++......................        9
   2,500    Cooper Companies, Inc. ...............      117
     700    Datascope Corporation.................       27
   1,300    DENTSPLY International Inc. ..........       60
   2,600    Diagnostic Products Corporation.......      110
   2,200    Edwards Lifesciences Corporation++....       49
   2,300    Hillenbrand Industries, Inc. .........      124
   2,600    IDEXX Laboratories, Inc.++............       61
  81,200    Johnson & Johnson.....................    4,497
  21,400    Medtronic, Inc. ......................      931
   3,900    Mentor Corporation....................       99
   3,000    Patterson Dental Company++............      111
     900    PolyMedica Corporation++(a)...........       14
   2,674    Priority Healthcare Corporation, Class
              B++.................................       64
     700    ResMed Inc.++(a)......................       36
   2,000    Respironics, Inc.++...................       71
   6,700    St. Jude Medical, Inc.++..............      459
   1,000    SurModics, Inc.++(a)..................       40
   2,000    Techne Corporation++..................       59
   1,700    Varian Medical Systems, Inc.++........      109
  12,500    Waters Corporation++..................      447
   3,880    Zimmer Holdings Inc.++................      108
                                                    -------
                                                     12,030
                                                    -------
            METALS AND MINING -- 0.4%
  30,800    Alcoa Inc. ...........................      955
  19,100    Barrick Gold Corporation..............      331
   2,500    Carpenter Technology Corporation......       56
   2,500    Massey Energy Company.................       37

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
   1,600    Mueller Industries, Inc.++............  $    46
   1,400    Quanex Corporation....................       32
   2,100    Reliance Steel & Aluminum Company.....       50
   2,800    Stillwater Mining Company++...........       56
   1,300    Texas Industries, Inc. ...............       40
                                                    -------
                                                      1,603
                                                    -------
            NATURAL GAS DISTRIBUTION -- 0.6%
  19,354    El Paso Corporation...................      804
   2,600    Equitable Resources, Inc. ............       78
   1,500    MDU Resources Group, Inc. ............       35
   2,200    New Jersey Resources Corporation......       97
     900    NICOR Inc. ...........................       35
   3,900    Northwest Natural Gas Company.........       91
   1,900    Peoples Energy Corporation............       76
   3,100    UGI Corporation.......................       84
  31,900    Williams Companies, Inc. .............      871
                                                    -------
                                                      2,171
                                                    -------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 1.2%
     800    ADTRAN, Inc.++........................       15
   1,600    Advanced Fibre Communications,
              Inc.++..............................       23
  18,600    American Power Conversion
              Corporation++.......................      217
   9,000    Andrew Corporation++..................      164
   1,400    Black Box Corporation++(a)............       59
   3,450    Cable Design Technologies
              Corporation++.......................       41
 147,600    Cisco Systems, Inc.++.................    1,798
   2,200    CommScope, Inc.++.....................       39
   4,700    Comverse Technology, Inc.++...........       96
  24,200    Corning Inc. .........................      213
   1,500    Intervoice Inc.++.....................       16
   1,000    L-3 Communications Holdings, Inc.++...       87
     700    Newport Corporation...................       10
   3,100    Plantronics, Inc.++...................       53
   1,400    Polycom, Inc.++.......................       34
  30,100    QUALCOMM Inc.++.......................    1,431
  15,200    Scientific-Atlanta, Inc. .............      267
   8,600    Tellabs, Inc.++.......................       85
   2,900    ViaSat, Inc.++........................       52
                                                    -------
                                                      4,700
                                                    -------
            OIL REFINING AND MARKETING -- 0.0%+
   2,700    Ultramar Diamond Shamrock
              Corporation.........................      129
                                                    -------
            OILFIELD SERVICES -- 0.5%
  27,000    BJ Services Company++.................      480
   3,950    ENSCO International Inc. .............       58
  22,600    Halliburton Company...................      510
   3,200    Helmerich & Payne, Inc. ..............       84
   5,300    Offshore Logistics, Inc.++............      102
   1,300    Pride International, Inc.++...........       14
   8,300    Schlumberger Ltd......................      379
   1,800    SEACOR SMIT Inc.++....................       64
   2,400    Smith International, Inc.++...........       87
   2,900    Tidewater Inc. .......................       77
   2,400    Weatherford International, Inc.++.....       61
                                                    -------
                                                      1,916
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            PACKAGING AND CONTAINERS -- 0.1%
   1,300    AptarGroup, Inc. .....................  $    41
     500    Ball Corporation......................       30
   1,100    Bemis Company, Inc. ..................       44
     700    Libbey Inc. ..........................       23
   4,900    Packaging Corporation of America++....       76
   3,200    Sonoco Products Company...............       75
                                                    -------
                                                        289
                                                    -------
            PAPER AND FOREST PRODUCTS -- 0.4%
   1,600    Georgia-Pacific Corporation (Timber
              Group)..............................       58
     600    Rayonier Inc. ........................       24
   1,700    Schweitzer-Mauduit International,
              Inc. ...............................       40
   9,500    Temple-Inland Inc. ...................      451
   4,100    United Stationers Inc.++..............      122
  17,400    Weyerhaeuser Company..................      849
                                                    -------
                                                      1,544
                                                    -------
            PHARMACEUTICALS -- 5.2%
  10,100    Allergan, Inc. .......................      670
   1,300    Alpharma Inc., Class A(a).............       37
   7,800    American Home Products Corporation....      454
  14,300    Amgen Inc.++..........................      840
   1,400    Barr Laboratories, Inc.++(a)..........      111
  55,100    Bristol-Myers Squibb Company..........    3,061
   1,000    Cephalon, Inc.++......................       50
   9,300    Chiron Corporation++..................      413
     700    COR Therapeutics, Inc.++..............       16
  19,200    Eli Lilly and Company.................    1,549
  12,000    Forest Laboratories, Inc.++(a)........      866
   5,500    Genzyme Corporation++.................      250
   1,300    Gilead Sciences, Inc.++...............       73
   2,400    IDEC Pharmaceuticals
              Corporation++(a)....................      119
   6,512    IVAX Corporation++....................      144
  16,566    King Pharmaceuticals, Inc.++..........      695
   1,600    Medicis Pharmaceutical Corporation,
              Class A++...........................       80
  35,300    Merck & Company, Inc. ................    2,351
   4,700    Millennium Pharmaceuticals, Inc.++....       83
   4,600    Mylan Laboratories, Inc. .............      150
   3,300    NBTY, Inc.++..........................       43
   3,900    Perrigo Company++.....................       59
 174,300    Pfizer Inc. ..........................    6,990
   3,600    Pharmaceutical Product Development,
              Inc.++..............................      105
     700    Regeneron Pharmaceuticals, Inc.++.....       16
  31,700    Schering-Plough Corporation...........    1,176
     300    Sepracor Inc.++.......................       11
   1,400    Syncor International Corporation++....       45
   2,100    Vertex Pharmaceuticals Inc.++.........       38
                                                    -------
                                                     20,495
                                                    -------
            PUBLISHING AND ADVERTISING -- 0.4%
   1,000    Banta Corporation.....................       28
   1,300    Consolidated Graphics Inc.++..........       22
     900    Deluxe Corporation....................       31
   4,200    Dun & Bradstreet Corporation++........      118
     700    Information Holdings Inc.++...........       14
   1,300    John H. Harland Company...............       28
  16,400    McGraw-Hill Companies, Inc. ..........      954
   9,700    New York Times Company, Class A.......      379
   1,800    Scholastic Corporation++(a)...........       78

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            PUBLISHING AND ADVERTISING -- (CONTINUED)
   1,100    The Standard Register Company.........  $    16
     175    The Washington Post Company, Class
              B...................................       91
                                                    -------
                                                      1,759
                                                    -------
            RAILROADS, TRUCKING AND SHIPPING -- 0.4%
   3,000    Arkansas Best Corporation++...........       62
   4,200    C.H. Robinson Worldwide, Inc. ........      122
  20,700    Canadian National Railway Company.....      789
   1,700    Expeditors International of
              Washington, Inc. ...................       80
   2,100    FedEx Corporation++...................       77
   2,500    Heartland Express, Inc.++.............       57
   2,000    J.B. Hunt Transport Services,
              Inc.++..............................       26
   1,100    Ryder System, Inc. ...................       22
   2,500    Swift Transportation Company,
              Inc.++..............................       44
   2,300    Werner Enterprises, Inc. .............       38
   1,100    Wisconsin Central Transportation
              Corporation++.......................       19
   2,100    Yellow Corporation++..................       43
                                                    -------
                                                      1,379
                                                    -------
            RESTAURANTS -- 0.4%
   3,400    Applebees International Inc. .........      100
   2,100    Bob Evans Farms, Inc. ................       38
   3,800    Brinker International, Inc.++.........       90
  12,600    Darden Restaurants, Inc. .............      330
     900    IHOP Corporation++....................       24
   2,100    Jack in the Box Inc.++................       59
   3,300    Landry's Seafood Restaurants Inc. ....       49
  13,000    McDonald's Corporation................      352
   1,500    Panera Bread Company, Class A++.......       52
   3,200    Ruby Tuesday, Inc. ...................       50
   2,000    Ryan's Family Steak Houses Inc.++.....       34
   2,000    Sonic Corporation++...................       61
   1,900    The Cheesecake Factory++..............       46
   9,100    Wendy's International, Inc. ..........      243
                                                    -------
                                                      1,528
                                                    -------
            SEMICONDUCTORS -- 2.3%
   1,200    Alpha Industries, Inc.++..............       23
  11,100    Altera Corporation++..................      182
   7,200    Analog Devices, Inc.++................      235
  13,500    Applied Materials, Inc.++.............      384
   1,000    Arrow Electronics, Inc.++.............       21
   3,700    Atmel Corporation++...................       25
   2,753    Avnet, Inc. ..........................       50
   3,900    Axcelis Technologies, Inc.++..........       37
     700    AXT, Inc.++...........................        7
   1,300    Brooks Automation, Inc.++(a)..........       35
   2,500    C&D Technologies, Inc. ...............       46
   1,600    Cognex Corporation++..................       31
   5,000    DSP Group, Inc.++.....................      100
   1,300    Dupont Photomasks, Inc.++.............       36
     800    Elantec Semiconductor, Inc.++.........       18
   1,300    Electro Scientific Industries,
              Inc.++..............................       29
   2,700    ESS Technolgy, Inc.++.................       28
   1,900    FEI Company++.........................       41
   1,400    General Semiconductor, Inc.++.........       13
 164,050    Intel Corporation.....................    3,354
     900    Intergrated Device Technology,
              Inc.++..............................       18
   3,000    International Rectifier
              Corporation++.......................       82

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  12,400    KLA-Tencor Corporation++..............  $   392
   3,200    Lam Research Corporation++............       54
   5,400    Linear Technology Corporation.........      177
   8,900    Maxim Integrated Products, Inc.++.....      311
   1,300    Micrel, Inc.++........................       26
  13,300    Microchip Technology Inc.++...........      356
   2,200    Microsemi Corporation++...............       57
  49,400    Motorola, Inc. .......................      771
     800    Nanometrics Inc.++....................       14
   7,100    National Semiconductor
              Corporation++.......................      157
  12,400    Novellus Systems, Inc.++..............      354
   4,600    Nvidia Corporation++(a)...............      126
  13,700    PerkinElmer, Inc. ....................      359
     500    Photon Dynamics, Inc.++(a)............       12
   3,800    Photronics, Inc.++....................       70
   1,700    Power Integrations, Inc.++............       31
   6,000    QLogic Corporation++..................      114
   1,800    Technitrol, Inc. .....................       40
  24,100    Texas Instruments Inc. ...............      602
   2,200    Ultratech Stepper, Inc.++.............       26
   1,800    Varian Semiconductor Equipment
              Associates, Inc.++..................       47
   6,050    Vishay Intertechnology, Inc.++........      111
                                                    -------
                                                      9,002
                                                    -------
            SOFTWARE -- 2.7%
   9,200    Adobe Systems Inc. ...................      221
   1,500    Advent Software, Inc.++...............       56
   1,700    Affiliated Computer Services, Inc.,
              Class A++...........................      138
   8,500    Autodesk, Inc. .......................      273
   2,500    Avid Technology, Inc.++...............       18
   1,050    BARRA, Inc.++.........................       44
   7,300    Cadence Design Systems, Inc.++........      122
   2,300    Cerner Corporation++..................      114
   7,600    Citrix Systems, Inc.++................      150
  15,800    Computer Associates International,
              Inc. ...............................      407
   1,700    DST Systems, Inc.++...................       74
   3,600    Electronic Arts Inc.++(a).............      164
   1,100    HNC Software Inc.++...................       21
  14,300    Intuit Inc.++.........................      512
   1,000    Kronos Inc.++.........................       41
   1,400    Macrovision Corporation++.............       40
     500    Manhattan Associates, Inc.++..........        8
 120,200    Microsoft Corporation++...............    6,150
   2,700    Midway Games Inc.++...................       33
 123,500    Oracle Corporation++..................    1,554
  10,800    Peoplesoft, Inc.++....................      195
     600    Retek Inc.++..........................        8
     800    Reynolds & Reynolds Company, Class
              A...................................       19
   5,300    Sybase, Inc.++........................       49
   1,850    Symantec Corporation++................       64
   1,900    Take-Two Interactive Software,
              Inc.++(a)...........................       13
   2,400    The BISYS Group, Inc.++(a)............      127
   1,400    THQ Inc.++............................       60
                                                    -------
                                                     10,675
                                                    -------

                                                     VALUE
 SHARES                                              (000)
-----------------------------------------------------------
            SPECIALTY STORES -- 1.7%
   2,800    99 Cents Only Stores++................  $    91
   3,000    Abercrombie & Fitch Company++.........       53
   1,350    American Eagle Outfitters, Inc.++.....       27
   1,100    AnnTaylor Stores Corporation++........       24
   2,500    Barnes & Noble, Inc.++................       90
  32,600    Bed Bath & Beyond Inc.++..............      830
  16,100    Best Buy Company, Inc.++(a)...........      732
   1,500    BJ's Wholesale Club, Inc.++...........       71
   4,800    Borders Group Inc.++..................       92
   3,500    Burlington Coat Factory Warehouse
              Corporation.........................       49
   2,500    CDW Computer Centers, Inc.++..........       90
   2,450    Chico's FAS, Inc.++(a)................       58
  61,250    Home Depot, Inc. .....................    2,350
   1,000    Hot Topic, Inc.++.....................       25
   1,200    Insight Enterprises, Inc.++...........       17
   1,300    Linens 'N Things, Inc.++..............       24
   1,600    Longs Drug Stores Corporation.........       44
  37,000    Lowe's Companies, Inc. ...............    1,171
   1,900    Michaels Stores, Inc.++...............       69
   3,400    O'Reilly Automotive Inc.++............       97
  18,700    Office Depot, Inc.++..................      254
   4,300    PEP Boys - Manny, Moe & Jack..........       48
   2,900    Regis Corporation.....................       61
   3,300    Ross Stores, Inc. ....................       97
   1,700    School Specialty, Inc.++..............       52
     900    SCP Pool Corporation++................       19
   1,950    Wet Seal, Inc., Class A++.............       36
                                                    -------
                                                      6,571
                                                    -------
            TELECOMMUNICATIONS SERVICES -- 3.7%
  82,500    AT&T Corporation......................    1,592
  89,300    AT&T Wireless Services Inc.++.........    1,334
  33,750    BellSouth Corporation.................    1,402
   3,000    Broadwing Inc.++......................       48
   1,000    General Communication, Inc., Class
              A++.................................       12
   1,500    Metro One Telecommunications,
              Inc.++(a)...........................       35
  90,866    SBC Communications Inc. ..............    4,282
  32,000    Sprint Corporation (FON Group)........      768
   3,300    SymmetriCom Inc.++....................       18
   1,800    Telephone and Data Systems, Inc. .....      170
  74,239    Verizon Communications Inc. ..........    4,017
  59,686    WorldCom, Inc.-WorldCom Group++.......      898
                                                    -------
                                                     14,576
                                                    -------
            TOBACCO -- 0.7%
   2,100    DiMon Inc. ...........................       12
  55,600    Philip Morris Companies Inc. .........    2,685
   2,200    R.J. Reynolds Tobacco Holdings,
              Inc. ...............................      126
     700    Universal Corporation.................       23
                                                    -------
                                                      2,846
                                                    -------
            UTILITIES -- MISCELLANEOUS -- 0.0%+
   1,850    Philadelphia Suburban Corporation.....       49
                                                    -------
            TOTAL COMMON STOCKS
              (Cost $226,885).....................  232,786
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
 (000)                                              (000)
-----------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 16.3%
            AIRLINES -- 0.1%
$    190    US Airways, Inc.,
              8.020% 02/05/19.....................  $   196
                                                    -------
            AUTOMOTIVE -- 0.6%
     715    Delphi Automotive Systems Corporation,
              6.125% 05/01/04.....................      721
     915    Ford Motor Credit Company,
              7.600% 08/01/05.....................      964
     400    General Motors Acceptance Corporation,
              6.150% 04/05/07.....................      397
     180    Toyota Motor Credit Corporation,
              5.625% 11/13/03.....................      188
                                                    -------
                                                      2,270
                                                    -------
            BEVERAGES -- 0.2%
     700    Panamerican Beverages, Inc.,
              7.250% 07/01/09.....................      669
                                                    -------
            BROADCASTING AND CABLE -- 0.8%
      95    Adelphia Communications Corporation,
              Class A,
              10.250% 06/15/11....................       83
     528    British Sky Broadcasting Group plc,
              6.875% 02/23/09.....................      496
     420    Clear Channel Communications, Inc.,
              7.250% 09/15/03(a)..................      441
     420    Clear Channel Communications, Inc.,
              7.875% 06/15/05.....................      449
     555    Comcast Cable Communications,
              6.750% 01/30/11.....................      561
     164    Spanish Broadcasting Systems, Inc.,
              Class A,
              9.625% 11/01/09.....................      144
     770    Time Warner Inc.,
              8.110% 08/15/06.....................      862
                                                    -------
                                                      3,036
                                                    -------
            BUILDING MATERIALS -- 0.1%
     115    American Standard Inc.,
              7.125% 02/15/03.....................      113
      40    American Standard Inc.,
              7.375% 04/15/05(a)..................       40
     105    Hercules Inc.,
              11.125% 11/15/07(-).................      101
     250    Nortek, Inc.,
              9.875% 06/15/11(a)..................      216
                                                    -------
                                                        470
                                                    -------
            CHEMICALS -- BASIC -- 0.1%
     280    IMC Global Inc.,
              7.400% 11/01/02.....................      270
     220    Lyondell Chemical Company,
              9.875% 05/01/07.....................      199
                                                    -------
                                                        469
                                                    -------
            CHEMICALS -- SPECIALTY -- 0.8%
      40    Equistar Chemicals, L.P.,
              9.125% 03/15/02.....................       40
     815    ISP Holdings Inc.,
              9.750% 02/15/02.....................      803

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            CHEMICALS -- SPECIALTY -- (CONTINUED)
$    100    ISP Holdings Inc.,
              9.000% 10/15/03.....................  $    97
     260    Methanex Corporation,
              7.400% 08/15/02.....................      262
     259    NL Industries, Inc.,
              11.750% 10/15/03....................      255
   1,500    Praxair, Inc.,
              6.750% 03/01/03.....................    1,563
     168    Praxair, Inc.,
              6.500% 03/01/08.....................      174
                                                    -------
                                                      3,194
                                                    -------
            COMMERCIAL BANKING -- 0.6%
     700    Bank One Corporation,
              6.000% 08/01/08.....................      705
     243    Capital One Bank,
              6.500% 07/30/04.....................      246
     700    First Union Corporation,
              7.550% 08/18/05.....................      763
      40    Golden State Holdings, Escrow
              Corporation,
              7.000% 08/01/03.....................       41
     180    PNC Funding Corporation,
              7.000% 09/01/04.....................      193
     424    U.S. Bank NA,
              6.375% 08/01/11.....................      437
                                                    -------
                                                      2,385
                                                    -------
            COMPUTER SERVICES -- 0.3%
     970    Comdisco, Inc.,
              6.000% 01/30/02(d)(e)...............      698
     190    Comdisco, Inc.,
              7.250% 09/20/02(d)(e)...............      138
     350    Computer Sciences Corporation,
              7.500% 08/08/05.....................      372
                                                    -------
                                                      1,208
                                                    -------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.4%
   1,351    Compaq Computer Corporation,
              7.450% 08/01/02(++).................    1,384
     215    Seagate Technology International,
              12.500% 11/15/07(-).................      214
                                                    -------
                                                      1,598
                                                    -------
            CONGLOMERATES -- 0.1%
     415    Waste Management, Inc.,
              7.375% 08/01/10.....................      439
                                                    -------
            CONSUMER CREDIT AND MORTGAGES -- 0.2%
     865    Countrywide Home Loans, Inc.,
              5.250% 06/15/04.....................      887
                                                    -------
            CONSUMER SERVICES -- 0.1%
     285    The Dow Chemical Company,
              6.125% 02/01/11.....................      290
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
$     80    Kmart Corporation,
              9.375% 02/01/06.....................  $    75
     500    Sears Roebuck Acceptance Corporation,
              6.750% 08/15/11.....................      483
     500    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.....................      519
                                                    -------
                                                      1,077
                                                    -------
            DIVERSIFIED ELECTRONICS -- 0.3%
     915    Arrow Electronics, Inc.,
              4.820%** 10/05/01...................      915
     270    DPL Inc.,
              6.875% 09/01/11(-)..................      274
                                                    -------
                                                      1,189
                                                    -------
            DIVERSIFIED MANUFACTURING -- 0.1%
     105    FiberMark, Inc.,
              10.750% 04/15/11(-)(a)..............       94
     295    The Scotts Company, Class A,
              8.625% 01/15/09.....................      289
                                                    -------
                                                        383
                                                    -------
            ELECTRIC POWER -- NON NUCLEAR -- 0.7%
     385    AES Corporation,
              8.750% 12/15/02(a)..................      377
     288    Cinergy Corporation,
              6.250% 09/01/04.....................      293
   1,300    Consumers Energy Company,
              6.200% 05/01/03(++).................    1,320
     320    PSEG Energy Holdings Inc.,
              8.500% 06/15/11(-)..................      332
     500    PSEG Power LLC,
              6.875% 04/15/06(-)..................      525
      80    Tiverton/Rumford Power Association,
              9.000% 07/15/18(-)..................       78
                                                    -------
                                                      2,925
                                                    -------
            ELECTRIC POWER -- NUCLEAR -- 0.4%
     600    American Electric Power Company, Inc.,
              5.500% 05/15/03.....................      612
     850    Exelon Generation Company LLC,
              6.950% 06/15/11(-)..................      885
                                                    -------
                                                      1,497
                                                    -------
            ELECTRICAL EQUIPMENT -- 0.0%+
     198    Flextronics International Ltd.,
              9.875% 07/01/10(a)..................      194
                                                    -------
            ENERGY -- MISCELLANEOUS -- 0.5%
     850    Nisource Finance Corporation,
              7.500% 11/15/03.....................      902
     445    Progress Energy, Inc.,
              7.100% 03/01/11.....................      473
     400    SIUK plc,
              6.375% 11/15/01.....................      401
                                                    -------
                                                      1,776
                                                    -------
            EXPLORATION AND PRODUCTION -- 0.2%
     825    Pure Resources, Inc.,
              7.125% 06/15/11(-)..................      826
                                                    -------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 2.2%
$    185    Anadarko Finance Company,
              6.750% 05/01/11.....................  $   189
     890    Boeing Capital Corporation,
              5.650% 05/15/06.....................      894
     625    Capital One Bank,
              8.250% 06/15/05(++).................      654
     140    Case Credit Corporation,
              6.125% 10/15/01.....................      139
      40    Case Credit Corporation,
              6.150% 03/01/02.....................       38
     835    Caterpillar Finance Services
              Corporation,
              5.950% 05/01/06.....................      867
     700    CIT Group, Inc.,
              6.500% 02/07/06.....................      737
     200    CIT Group, Inc., Class A,
              7.500% 11/14/03.....................      213
     451    ERAC USA Finance Company,
              6.625% 02/15/05(-)..................      462
     240    ERAC USA Finance Company,
              7.350% 06/15/08(-)..................      245
     885    Heller Financial, Inc., Class A,
              6.000% 03/19/04.....................      930
     890    Household Finance Corporation,
              6.500% 01/24/06.....................      931
     300    Pemex Project Funding Master Trust,
              9.125% 10/13/10(-)..................      305
     625    Prudential Funding LLC,
              6.600% 05/15/08(-)..................      645
     800    Washington Mutual, Inc.,
              7.500% 08/15/06.....................      882
                                                    -------
                                                      8,131
                                                    -------
            FOOD AND DRUG STORES -- 0.7%
     925    Fred Meyer, Inc.,
              7.450% 03/01/08.....................      979
      90    Marsh Supermarkets, Inc.,
              8.875% 08/01/07.....................       88
   1,500    Nabisco Inc.,
              6.125% 02/01/33.....................    1,540
                                                    -------
                                                      2,607
                                                    -------
            FOOD PRODUCTS -- 0.7%
     262    ConAgra Foods, Inc.,
              6.750% 09/15/11.....................      270
     290    Fleming Companies, Inc.,
              10.500% 12/01/04....................      287
     200    Kellogg Company,
              6.000% 04/01/06.....................      207
      60    Pilgrim's Pride Corporation, Class B,
              9.625% 09/15/11.....................       60
     461    Sara Lee Corporation,
              6.250% 09/15/11(a)..................      472
     382    Tyson Foods, Inc.,
              7.250% 10/01/06(-)..................      385
     235    Unilever Capital Corporation,
              6.750% 11/01/03.....................      249
     615    Unilever Capital Corporation,
              7.125% 11/01/10.....................      676
                                                    -------
                                                      2,606
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            HEALTH SERVICES -- 0.6%
$    900    American Home Products Corporation,
              6.250% 03/15/06.....................  $   939
     140    Beckman Coulter, Inc.,
              7.450% 03/04/08.....................      147
     150    Cardinal Health, Inc.,
              6.750% 02/15/11.....................      158
      45    Dynacare Inc., Class B,
              10.750% 01/15/06....................       45
     275    HCA Inc.,
              8.750% 09/01/10.....................      296
     275    Magellan Health Services, Inc.,
              9.000% 02/15/08.....................      256
      65    Select Medical Corporation,
              9.500% 06/15/09(a)..................       61
     387    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.....................      398
                                                    -------
                                                      2,300
                                                    -------
            HOUSING AND FURNISHING -- 0.1%
      82    D.R. Horton, Inc.,
              8.000% 02/01/09.....................       74
     185    Hanson Overseas B.V.,
              6.750% 09/15/05.....................      195
      40    Sealy Mattress Company,
              (0.00)% due 12/15/07
              10.875% beginning 12/15/02(a).......       32
     122    Standard Pacific Corporation,
              8.500% 04/01/09.....................      114
     120    The Ryland Group, Inc.,
              8.000% 08/15/06.....................      115
                                                    -------
                                                        530
                                                    -------
            INSURANCE -- 0.1%
     400    American General Finance Corporation,
              5.875% 07/14/06.....................      410
     195    Conseco, Inc.,
              8.500% 10/15/02.....................      174
                                                    -------
                                                        584
                                                    -------
            INVESTMENT SERVICES -- 1.3%
     402    Bear Stearns Companies, Inc.,
              7.800% 08/15/07(++).................      440
     545    Credit Suisse First Boston USA,
              5.875% 08/01/06.....................      561
     975    Lehman Brothers Holdings Inc.,
              7.750% 01/15/05.....................    1,045
   1,500    MCN Investment Corporation,
              6.890% 01/16/02.....................    1,516
     646    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.....................      647
     805    Morgan Stanely Dean Witter & Company,
              6.750% 04/15/11.....................      829
     180    Washington Mutual Finance Corporation,
              8.250% 06/15/05.....................      200
                                                    -------
                                                      5,238
                                                    -------
            LODGING AND RECREATION -- 0.0%+
     200    Harrah's Operating Company Inc.,
              7.125% 06/01/07(-)..................      193
                                                    -------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            METALS AND MINING -- 0.1%
$    278    Alcoa Inc.,
              7.375% 08/01/10.....................  $   305
     115    United States Steel LLC,
              10.750% 08/01/08(-).................      105
                                                    -------
                                                        410
                                                    -------
            NATURAL GAS PIPELINES -- 0.5%
     950    KN Energy, Inc.,
              6.650% 03/01/05.....................      988
     800    Williams Companies, Inc.,
              6.500% 08/01/06.....................      822
                                                    -------
                                                      1,810
                                                    -------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.0%+
     210    SBA Communications Corporation,
              10.250% 02/01/09(-).................      168
                                                    -------
            OIL REFINING AND MARKETING -- 0.4%
     130    Ocean Energy, Inc.,
              8.375% 07/01/08.....................      136
     865    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03.....................      890
     640    USX Corporation,
              6.650% 02/01/06.....................      670
                                                    -------
                                                      1,696
                                                    -------
            PACKAGING AND CONTAINERS -- 0.1%
      45    Container Corporation of America,
              10.750% 05/01/02....................       46
     108    Container Corporation of America,
              9.750% 04/01/03.....................      110
      38    Crown Cork & Seal Company, Inc.,
              7.125% 09/01/02.....................       26
     210    Riverwood International Corporation,
              10.625% 08/01/07(-)(a)..............      212
                                                    -------
                                                        394
                                                    -------
            PAPER AND FOREST PRODUCTS -- 0.3%
     418    Abitibi-Consolidated Inc.,
              8.550% 08/01/10.....................      442
     201    International Paper Company,
              8.000% 07/08/03.....................      214
     195    Potlatch Corporation,
              10.000% 07/15/11(-)(a)..............      197
     178    Tembec Industries Inc.,
              8.500% 02/01/11(-)..................      178
                                                    -------
                                                      1,031
                                                    -------
            PUBLISHING AND ADVERTISING -- 0.3%
      90    Advanstar Communications Inc.,
              12.000% 02/15/11....................       56
      86    PRIMEDIA Inc.,
              8.875% 05/15/11(-)..................       65
     840    Viacom Inc.,
              6.625% 05/15/11(-)..................      866
                                                    -------
                                                        987
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.1%
$    150    FedEx Corporation,
              6.625% 02/12/04.....................  $   156
     165    Teekay Shipping Corporation,
              8.875% 07/15/11(-)..................      163
                                                    -------
                                                        319
                                                    -------
            REAL ESTATE -- 0.0%+
     124    Beazer Homes USA, Inc.,
              8.625% 05/15/11.....................      118
                                                    -------
            SPECIALTY STORES -- 0.0%+
     195    The Pantry, Inc.,
              10.250% 10/15/07....................      187
                                                    -------
            TELECOMMUNICATIONS SERVICES -- 1.8%
     225    American Cellular Corporation,
              9.500% 10/15/09.....................      209
     837    AT&T Wireless Group,
              7.350% 03/01/06(-)..................      889
     545    Cox Communications, Inc., Class A,
              7.750% 11/01/10.....................      588
     950    France Telecom,
              7.200% 03/01/06(-)..................    1,006
     120    Nextel Communications, Inc., Class A,
              9.375% 11/15/09(a)..................       73
     836    Qwest Capital Funding Inc.,
              7.000% 08/03/09(-)..................      830
     500    Sprint Capital Corporation,
              7.125% 01/30/06.....................      525
     575    TELUS Corporation,
              7.500% 06/01/07.....................      603
     290    TELUS Corporation,
              8.000% 06/01/11.....................      308
     399    Verizon Communications Inc.,
              6.500% 09/15/11.....................      412
     125    Vodafone Group plc,
              7.750% 02/15/10.....................      136
     351    WorldCom, Inc. - WorldCom Group,
              6.500% 05/15/04.....................      361
     925    WorldCom, Inc. - WorldCom Group,
              7.500% 05/15/11.....................      932
                                                    -------
                                                      6,872
                                                    -------
            TOBACCO -- 0.1%
     525    R.J. Reynolds Tobacco Holdings, Inc.,
              7.375% 05/15/03.....................      539
                                                    -------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $62,026)......................   63,698
                                                    -------
            FOREIGN BONDS AND NOTES -- 1.2%
   2,670    AT&T Canada Inc.,
              (0.00)% due 06/15/08
              9.95% beginning 06/01/03............    1,203
   1,000    Banco Latinoamericano de
              Exportaciones, SA, Class E,
              7.200% 05/28/02(-)(++)..............    1,005
     155    Compagnie Genera De Geophysique SA,
              10.625% 11/15/07....................      153
     815    Corp Andina de Fomento,
              8.875% 06/01/05.....................      908

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            FOREIGN BONDS AND NOTES -- (CONTINUED)
$    286    Hanson Overseas B.V.,
              7.375% 01/15/03.....................  $   297
     233    Kimberly-Clark de Mexico, SA de CV,
              Class A,
              8.875% 08/01/09(-)..................      243
   1,013    Pemex Finance Ltd.,
              5.720% 11/15/03.....................    1,024
                                                    -------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $5,931).......................    4,833
                                                    -------
            MORTGAGE-BACKED SECURITIES -- 15.6%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.9%
     714    Criimi Mae CMBS Corporation, Series
              1998-1, Class A1,
              5.697% 10/20/01(-)(++)..............      735
     750    DLJ Commercial Mortgage Corporation,
              Series 1999-CG2, Class A1B, 7.300%
              06/10/09............................      823
   3,050    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09.....................    3,376
   2,500    GE Capital Commercial Mortgage
              Corporation, Series 2000-1, Class
              A2,
              6.496% 12/15/10.....................    2,630
   1,600    JP Morgan Chase Commercial Mortgage
              Securities Corporation, Series
              2001-CIBC, Class A3,
              6.260% 03/15/33.....................    1,649
   5,944    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4 Class X,
              Interest only,
              6.377%** 12/26/28...................      290
   2,000    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09.....................    2,202
   2,475    Salomon Brothers Mortgage Securities
              VII, Series 2000-C1, Class A2,
              7.520% 12/18/09.....................    2,741
  36,804    Vendee Mortgage Trust, Series 1998-1,
              Class 2, Interest only,
              .453%** 09/15/27....................      447
  40,949    Vendee Mortgage Trust, Series 1998-3,
              Class 1, Interest only,
              .312%** 03/15/29....................      392
                                                    -------
                                                     15,285
                                                    -------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
      38    8.000% 01/01/04.......................       39
      29    8.000% 07/01/10.......................       31
       2    10.500% 04/01/19......................        2
     626    8.000% 09/01/25.......................      660
   1,641    6.500% 07/01/29(++)...................    1,676
                                                    -------
                                                      2,408
                                                    -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
            FEDERAL HOUSING AUTHORITY (FHA)
              CERTIFICATES -- 0.5%
$    590    6.750% 01/01/40(c)....................  $   597
     417    7.000% 01/01/40(c)....................      428
     286    6.850% 02/01/40(c)....................      288
     637    6.530% 10/01/40(c)....................      628
                                                    -------
                                                      1,941
                                                    -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.9%
      68    6.500% 01/01/06.......................       69
     421    8.500% 08/01/11.......................      451
     208    7.500% 10/01/11.......................      219
   6,078    6.000% 07/01/16(++)...................    6,179
     341    10.000% 09/01/18......................      381
     219    7.000% 01/25/21.......................      231
   6,375    6.500% 02/01/31(b)....................    6,483
     173    6.000% 04/01/31.......................      172
  16,000    6.500% 07/01/31(b)....................   16,269
   4,075    6.000% 08/01/31(b)....................    4,060
     316    6.452%** 08/01/36.....................      321
                                                    -------
                                                     34,835
                                                    -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.2%
      14    10.000% 02/15/16......................       15
     101    9.000% 10/15/19.......................      110
      95    9.000% 11/15/19.......................      103
     342    9.000% 12/15/19.......................      371
      45    9.000% 01/15/20.......................       49
      62    9.000% 01/15/20.......................       68
     364    7.500% 12/15/23.......................      383
   2,051    6.500% 01/15/31.......................    2,101
     303    6.550% 03/15/40(c)....................      310
     799    6.750% 10/15/40(c)....................      811
     409    6.600% 01/15/41(c)....................      418
                                                    -------
                                                      4,739
                                                    -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
              (GNMA) CERTIFICATES -- 0.5%
     490    6.650% 01/15/34(c)....................      514
   1,186    7.375% 10/15/34(c)....................    1,262
                                                    -------
                                                      1,776
                                                    -------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $59,438)......................   60,984
                                                    -------
            U.S. TREASURY OBLIGATIONS -- 6.1%
            U.S. TREASURY NOTES -- 3.4%
   3,800    5.875% 09/30/02.......................    3,925
   7,400    5.750% 08/15/03(a)....................    7,792
   1,500    7.250% 08/15/04(a)....................    1,662
                                                    -------
                                                     13,379
                                                    -------

            U.S. TREASURY STRIPS -- 2.7%
   1,550    Interest only,
              5.843%*** 11/15/21(a)...............      486
   7,125    Principal only,
              3.566%*** 11/15/04..................    6,379

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-----------------------------------------------------------
$  3,585    Principal only,
              5.823%*** 11/15/21..................  $ 1,129
  11,575    Principal only,
              5.763%*** 11/15/27(a)...............    2,623
                                                    -------
                                                     10,617
                                                    -------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $23,704)......................   23,996
                                                    -------


 SHARES
 (000)
--------
           INVESTMENT COMPANIES -- 12.3%
             (Cost $48,120)
  48,120   Nations Cash Reserves#..............     48,120
                                                  --------
           TOTAL INVESTMENTS
             (Cost $427,786*)..........   111.3%   436,165
                                                  --------
           OTHER ASSETS AND LIABILITIES
             (NET).....................  (11.3)%
           Receivable for investment securities
             sold..............................   $ 26,741
           Receivable for Fund shares sold.....        216
           Dividends receivable................        217
           Interest receivable.................      1,613
           Receivable for variation margin.....         62
           Collateral on securities loaned.....    (22,632)
           Payable for Fund shares redeemed....       (694)
           Investment advisory fee payable.....       (214)
           Administration fee payable..........        (76)
           Shareholder servicing and
             distribution fees payable.........       (253)
           Due to custodian....................        (33)
           Payable for investment securities
             purchased.........................    (49,015)
           Accrued Trustees' fees and
             expenses..........................        (69)
           Accrued expenses and other
             liabilities.......................       (244)
                                                  --------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET).............................    (44,381)
                                                  --------
           NET ASSETS..................   100.0%  $391,784
                                                  ========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income............................   $    653
           Accumulated net realized loss on
             investments sold and futures
             contracts.........................    (17,846)
           Net unrealized appreciation of
             investments and futures
             contracts.........................      8,341
           Paid in capital.....................    400,636
                                                  --------
           NET ASSETS..........................   $391,784
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                   VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($40,421,347 / 2,119,220 shares
             outstanding)......................     $19.07
                                                    ------
                                                    ------
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share
             ($219,504,887 / 11,514,001 shares
             outstanding)......................     $19.06
                                                    ------
                                                    ------
           Maximum sales charge................      5.75%
           Maximum offering price per share....     $20.22
           INVESTOR B SHARES:
           Net asset value and offering price
             per share+
             ($128,263,171 / 6,764,725 shares
             outstanding)......................     $18.96
                                                    ------
                                                    ------
           INVESTOR C SHARES:
           Net asset value and offering price
             per share+ ($3,594,130 / 189,339
             shares outstanding)...............     $18.98
                                                    ------
                                                    ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $8,379 on investment securities was comprised of gross appreciation of $32,795 and gross depreciation of $24,416 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $427,786.
 ** Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2001.
 *** Zero coupon security. The rate shown reflects the yield to maturity at
     September 30, 2001.
  (-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 ++ Non-income producing security.
 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
 (++) All or a portion of security segregated as collateral for futures contracts and TBA.
 + Amount represents less than 0.1%.
 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $22,632.
 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $22,358 and $21,988, respectively.
 (b) TBA -- Securities purchased on a forward commitment basis.
 (c) Construction loan security. Security was issued on a when issued basis.
 (d) Issue in default.
 (e) Issuer in bankruptcy.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 82.9%
          AEROSPACE AND DEFENSE -- 5.3%
 79,000   B.F. Goodrich Company...................  $  1,539
 86,700   General Dynamics Corporation............     7,657
 89,600   Lockheed Martin Corporation.............     3,920
 74,300   Rockwell International Corporation......     1,091
                                                    --------
                                                      14,207
                                                    --------
          AUTOMOTIVE -- 1.1%
 44,000   Johnson Controls, Inc. .................     2,871
                                                    --------
          BEVERAGES -- 1.6%
104,000   Anheuser-Busch Companies, Inc. .........     4,356
                                                    --------
          BROADCASTING AND CABLE -- 1.2%
 86,000   Comcast Corporation, Class A++..........     3,085
                                                    --------
          COMMERCIAL BANKING -- 5.4%
158,600   Citigroup Inc. .........................     6,423
316,000   SouthTrust Corporation..................     8,049
                                                    --------
                                                      14,472
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.7%
 77,300   International Business Machines
            Corporation...........................     7,135
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 4.6%
 67,800   Fannie Mae..............................     5,428
106,400   Freddie Mac.............................     6,916
                                                    --------
                                                      12,344
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 2.5%
133,800   Wal-Mart Stores, Inc. ..................     6,623
                                                    --------
          DIVERSIFIED MANUFACTURING -- 2.2%
160,600   General Electric Company................     5,974
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 2.0%
191,800   TECO Energy, Inc. ......................     5,198
                                                    --------
          ELECTRIC POWER -- NUCLEAR -- 4.5%
 99,400   Dominion Resources, Inc. ...............     5,899
115,200   FPL Group, Inc..........................     6,169
                                                    --------
                                                      12,068
                                                    --------
          EXPLORATION AND PRODUCTION -- 1.8%
 55,700   Anadarko Petroleum Corporation..........     2,678
 59,400   Devon Energy Corporation(a).............     2,043
                                                    --------
                                                       4,721
                                                    --------
          HEALTH SERVICES -- 1.4%
  5,000   Laboratory Corporation of America
            Holdings..............................       404
 56,000   Tenet Healthcare Corporation++..........     3,341
                                                    --------
                                                       3,745
                                                    --------
          HEAVY MACHINERY -- 1.1%
 66,000   Caterpillar Inc. .......................     2,957
                                                    --------
          HOUSEHOLD PRODUCTS -- 3.6%
175,900   Fortune Brands, Inc. ...................     5,892
130,000   International Flavors & Fragrances,
            Inc. .................................     3,600
                                                    --------
                                                       9,492
                                                    --------
          INSURANCE -- 4.3%
 47,200   American International Group, Inc. .....     3,682
 79,500   Jefferson-Pilot Corporation.............     3,536
 99,400   The St. Paul Companies, Inc. ...........     4,097
                                                    --------
                                                      11,315
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          INTEGRATED OIL -- 6.7%
 80,000   Chevron Corporation(a)..................  $  6,779
189,100   Exxon Mobil Corporation.................     7,450
102,200   Unocal Corporation......................     3,322
                                                    --------
                                                      17,551
                                                    --------
          INVESTMENT SERVICES -- 0.9%
 54,500   Alliance Capital Management Holding
            LP++..................................     2,491
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 1.2%
 57,800   Johnson & Johnson.......................     3,202
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
            0.8%
176,000   Cisco Systems, Inc.++...................     2,144
                                                    --------
          OILFIELD SERVICES -- 1.1%
 64,000   Schlumberger Ltd. ......................     2,925
                                                    --------
          PHARMACEUTICALS -- 4.1%
 11,000   Eli Lilly and Company...................       888
110,025   Pfizer Inc. ............................     4,412
152,700   Schering-Plough Corporation.............     5,665
                                                    --------
                                                      10,965
                                                    --------
          RAILROADS, TRUCKING AND SHIPPING -- 2.7%
125,300   CSX Corporation.........................     3,947
 14,000   Union Pacific Corporation...............       657
 49,200   United Parcel Service, Inc., Class B....     2,557
                                                    --------
                                                       7,161
                                                    --------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.8%
 63,200   Boston Properties, Inc.(a)..............     2,410
 94,200   Duke Realty Corporation.................     2,232
 96,600   Equity Office Properties Trust..........     3,091
 58,500   Equity Residential Properties Trust.....     3,416
156,100   Simon Property Group, Inc. .............     4,200
                                                    --------
                                                      15,349
                                                    --------
          SEMICONDUCTORS -- 3.0%
127,100   Analog Devices, Inc.++..................     4,156
120,000   Linear Technology Corporation(a)........     3,936
                                                    --------
                                                       8,092
                                                    --------
          SOFTWARE -- 3.6%
 46,000   Affiliated Computer Services, Inc.,
            Class A++.............................     3,745
115,000   Microsoft Corporation++.................     5,884
                                                    --------
                                                       9,629
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 3.6%
148,500   Sprint Corporation (FON Group)..........     3,565
111,121   Verizon Communications Inc. ............     6,013
                                                    --------
                                                       9,578
                                                    --------
          TOBACCO -- 2.5%
137,400   Philip Morris Companies Inc. ...........     6,635
                                                    --------
          UTILITIES -- MISCELLANEOUS -- 1.6%
106,800   American Water Works Company, Inc. .....     4,219
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $239,049).......................   220,504
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 6.0%
            APPAREL AND TEXTILES -- 0.4%
 $ 1,015    Reebok International Ltd.,
              4.250%** 03/01/21(-)..................  $    933
                                                      --------
            BEVERAGES -- 0.9%
   2,450    Convertibles Ltd.,
              2.000% 10/15/07(-)....................     2,465
                                                      --------
            BROADCASTING AND CABLE -- 0.8%
   2,575    AT&T Corporation -- Liberty Media Group,
              3.250% 03/15/31(-)(a).................     2,054
                                                      --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              1.1%
   3,450    Nortel Networks Corporation,
              4.250% 09/01/08(-)(a).................     3,010
                                                      --------
            OILFIELD SERVICES -- 0.9%
   2,750    Loews Corporation,
              3.125% 09/15/07.......................     2,286
                                                      --------
            PHARMACEUTICALS -- 1.2%
   3,330    Genzyme Corporation,
              3.000% 05/15/21(-)....................     3,168
                                                      --------
            SEMICONDUCTORS -- 0.7%
   1,900    Texas Instruments,
              4.250% 02/15/07(a)....................     1,959
                                                      --------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $17,498)........................    15,875
                                                      --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 10.2%
            AEROSPACE AND DEFENSE -- 1.4%
  59,800    Raytheon Company........................     3,594
                                                      --------
            COMMERCIAL BANKING -- 1.3%
  60,000    Washington Mutual Capital Trust I.......     3,345
                                                      --------
            COMPUTER SERVICES -- 1.3%
  66,000    Electronic Data Systems Corporation.....     3,366
                                                      --------
            ELECTRIC POWER -- NON NUCLEAR -- 4.2%
 158,000    Duke Energy Corporation.................     4,155
  10,000    Mirant Trust............................       535
 184,500    NRG Energy, Inc.(a).....................     3,579
 165,100    PPL Capital Fund Trust I................     2,997
                                                      --------
                                                        11,266
                                                      --------
            NATURAL GAS DISTRIBUTION -- 0.7%
  68,200    Coastal Corporation.....................     1,937
                                                      --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
  44,000    Union Pacific Capital Trust.............     1,980
                                                      --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          TELECOMMUNICATIONS SERVICES -- 0.6%
 80,000   Citizens Communications Company++.......  $  1,712
                                                    --------
          TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $30,700)........................    27,200
                                                    --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.1%
            (Cost $21,666)
 21,666   Nations Cash Reserves#..................    21,666
                                                    --------

          TOTAL INVESTMENTS
          (Cost $308,913*).................  107.2%    285,245
                                                      --------
          OTHER ASSETS AND
            LIABILITIES (NET)..............  (7.2)%
          Receivable for investment securities
            sold...................................   $  3,543
          Receivable for Fund shares sold..........         56
          Dividends receivable.....................        459
          Interest receivable......................        106
          Collateral on securities loaned..........    (18,981)
          Payable for Fund shares redeemed.........       (387)
          Investment advisory fee payable..........       (136)
          Administration fee payable...............        (51)
          Shareholder servicing and distribution
            fees payable...........................        (53)
          Due to custodian.........................         (8)
          Distributions payable....................       (930)
          Payable for investment securities
            purchased..............................     (2,663)
          Accrued Directors' fees and expenses.....        (36)
          Accrued expenses and other liabilities...       (113)
                                                      --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..................................    (19,194)
                                                      --------
          NET ASSETS.......................  100.0%   $266,051
                                                      ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income......   $    153
          Accumulated net realized gain on
            investments sold.......................     26,593
          Net unrealized depreciation of
            investments............................    (23,668)
          Paid-in capital..........................    262,973
                                                      --------
          NET ASSETS...............................   $266,051
                                                      ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                       VALUE
--------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($206,039,985 / 24,620,992 shares
            outstanding)...........................      $8.37
                                                      ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($22,144,842 / 2,654,254 shares
            outstanding)...........................      $8.34
                                                      ========
          Maximum sales charge.....................      5.75%
          Maximum offering price per share.........      $8.85
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($35,512,273 / 4,264,274 shares
            outstanding)...........................      $8.33
                                                      ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($2,353,627 / 278,857 shares
            outstanding)...........................      $8.44
                                                      ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $23,668 on investment securities was comprised of gross appreciation of $7,626 and gross depreciation of $31,294 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $308,913.

 ** Variable rate security. The interest rate shown reflects the yield to maturity in effect at September 30, 2001.

 (-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $23,784 and $18,739, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $18,981.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS
Nations Classic Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 89.4%
          AEROSPACE AND DEFENSE -- 7.9%
 78,820   Boeing Company..........................  $  2,641
 24,700   Northrop Grumman Corporation............     2,495
110,400   Raytheon Company........................     3,837
                                                    --------
                                                       8,973
                                                    --------
          AUTOMOTIVE -- 3.7%
140,000   Goodyear Tire & Rubber Company..........     2,581
 58,900   Lear Corporation++......................     1,591
                                                    --------
                                                       4,172
                                                    --------
          BROADCASTING AND CABLE -- 1.4%
 85,400   Walt Disney Company.....................     1,590
                                                    --------
          CHEMICALS -- BASIC -- 5.8%
 56,900   E.I. duPont de Nemours and Company......     2,135
 59,600   PPG Industries, Inc. ...................     2,726
 40,900   Praxair, Inc. ..........................     1,718
                                                    --------
                                                       6,579
                                                    --------
          CHEMICALS -- SPECIALTY -- 3.1%
116,200   Great Lakes Chemical Corporation........     2,568
 30,700   Lubrizol Corporation....................       970
                                                    --------
                                                       3,538
                                                    --------
          COMMERCIAL BANKING -- 2.0%
 54,100   Banc One Corporation....................     1,702
 20,600   National City Corporation...............       617
                                                    --------
                                                       2,319
                                                    --------
          COMMERCIAL SERVICES -- 2.2%
 94,900   Waste Management, Inc. .................     2,538
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 6.7%
159,200   Hewlett-Packard Company.................     2,563
270,700   Unisys Corporation++....................     2,344
346,600   Xerox Corporation(a)....................     2,687
                                                    --------
                                                       7,594
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 1.3%
112,100   Dillard's, Inc., Class A................     1,476
                                                    --------
          DIVERSIFIED ELECTRONICS -- 1.5%
 53,100   Eastman Kodak Company...................     1,727
                                                    --------
          ELECTRIC POWER -- NUCLEAR -- 1.5%
 39,600   Exelon Corporation......................     1,766
                                                    --------
          ELECTRICAL EQUIPMENT -- 0.8%
 19,800   Tecumseh Products Company...............       901
                                                    --------
          FOOD AND DRUG STORES -- 0.9%
 33,500   Albertson's, Inc.(a)....................     1,068
                                                    --------
          FOOD PRODUCTS -- 4.2%
163,065   Archer-Daniels-Midland Company..........     2,053
112,500   ConAgra Foods, Inc.++...................     2,526
  8,250   IBP, Inc. ..............................       195
                                                    --------
                                                       4,774
                                                    --------
          HEAVY MACHINERY -- 1.1%
 25,400   PACCAR, Inc. ...........................     1,246
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          HOUSEHOLD PRODUCTS -- 4.9%
174,200   American Greetings Corporation, Class
            A(a)..................................  $  2,306
 64,900   The Clorox Company......................     2,402
 43,100   Tupperware Corporation..................       859
                                                    --------
                                                       5,567
                                                    --------
          INSURANCE -- 9.2%
 76,800   Allstate Corporation....................     2,869
 24,500   American National Insurance Company.....     1,985
 23,700   American Physicians Capital, Inc.++.....       492
 57,300   Loews Corporation.......................     2,652
 15,900   SAFECO Corporation......................       482
139,900   The Phoenix Companies, Inc.++...........     2,022
                                                    --------
                                                      10,502
                                                    --------
          LODGING AND RECREATION -- 0.9%
 74,100   Hasbro, Inc. ...........................     1,037
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
            2.0%
236,100   Avaya Inc.++............................     2,337
                                                    --------
          PHARMACEUTICALS -- 5.0%
 36,300   Merck & Company, Inc. ..................     2,418
 88,400   Schering-Plough Corporation.............     3,279
                                                    --------
                                                       5,697
                                                    --------
          RAILROADS, TRUCKING AND SHIPPING -- 1.3%
 78,500   AMR Corporation++.......................     1,502
                                                    --------
          RESTAURANTS -- 1.2%
 50,200   McDonald's Corporation..................     1,362
                                                    --------
          RETAIL -- SPECIALTY -- 3.7%
125,500   Sherwin-Williams Company................     2,788
 86,170   Toys R Us, Inc.++.......................     1,485
                                                    --------
                                                       4,273
                                                    --------
          SEMICONDUCTORS -- 1.5%
112,900   Motorola, Inc. .........................     1,761
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 9.3%
 60,300   CenturyTel, Inc. .......................     2,020
 70,100   SBC Communications Inc. ................     3,304
 88,100   Sprint Corporation (FON Group)..........     2,115
 57,500   Verizon Communications Inc. ............     3,112
                                                    --------
                                                      10,551
                                                    --------
          TOBACCO -- 6.3%
 52,700   Philip Morris Companies Inc. ...........     2,545
 26,000   R.J. Reynolds Tobacco Holdings, Inc. ...     1,486
 93,600   UST Inc. ...............................     3,107
                                                    --------
                                                       7,138
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $107,110).......................   101,988
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 13.7%
            (Cost $15,675)
 15,675   Nations Cash Reserves#...................     15,675
                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Classic Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                       VALUE
                                                       (000)
--------------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $122,785*)...............  103.2%   $117,663
                                                      --------
          OTHER ASSETS AND
            LIABILITIES (NET)..............  (3.2)%
          Cash.....................................   $  2,251
          Receivable for investment securities
            sold...................................      3,940
          Dividends receivable.....................        226
          Interest receivable......................         24
          Collateral on securities loaned..........     (4,606)
          Investment advisory fee payable..........        (56)
          Administration fee payable...............        (43)
          Shareholder servicing and distribution
            fees payable...........................        (40)
          Payable for investment securities
            purchased..............................     (5,215)
          Accrued Trustees' fees and expenses......         (3)
          Accrued expenses and other liabilities...        (95)
                                                      --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..................................     (3,617)
                                                      --------
          NET ASSETS.......................  100.0%   $114,046
                                                      ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income......   $    239
          Accumulated net realized gain on
            investments............................        893
          Net unrealized depreciation of
            investments............................     (5,122)
          Paid-in capital..........................    118,036
                                                      --------
          NET ASSETS...............................   $114,046
                                                      ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($81,276,304 / 7,885,194 shares
            outstanding)...........................     $10.31
                                                      ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($4,839,299 / 469,855 shares
            outstanding)...........................     $10.30
                                                      ========
          Maximum sales charge.....................      5.75%
          Maximum offering price per share.........     $10.93
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($11,087,426 / 1,080,846 shares
            outstanding)...........................     $10.26
                                                      ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($16,842,918 / 1,641,325 shares
            outstanding)...........................     $10.26
                                                      ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $5,122 on investment securities was comprised of gross appreciation of $3,930 and gross depreciation of $9,052 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $122,785.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $3,909 and $4,085, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $4,606.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            COMMON STOCKS -- 92.0%
            AEROSPACE AND DEFENSE -- 2.8%
   47,140   B.F. Goodrich Company.................  $    918
  165,750   General Dynamics Corporation..........    14,639
   82,600   Lockheed Martin Corporation...........     3,614
  355,000   Rockwell International Corporation....     5,211
                                                    --------
                                                      24,382
                                                    --------
            APPAREL AND TEXTILES -- 1.9%
  319,000   Jones Apparel Group, Inc.++...........     8,131
  225,000   Liz Claiborne, Inc.(a)................     8,483
                                                    --------
                                                      16,614
                                                    --------
            AUTOMOTIVE -- 1.5%
  297,000   General Motors Corporation............    12,741
                                                    --------
            BEVERAGES -- 1.6%
  156,008   Brown-Forman Corporation, Class B.....     9,857
  102,900   Diageo plc, ADR.......................     4,270
                                                    --------
                                                      14,127
                                                    --------
            BROADCASTING AND CABLE -- 1.1%
  297,000   AOL Time Warner Inc. .................     9,831
                                                    --------
            CHEMICALS -- BASIC -- 1.9%
  397,400   Praxair, Inc. ........................    16,691
                                                    --------
            COMMERCIAL BANKING -- 11.1%
  401,750   Citigroup Inc. .......................    16,271
  319,900   FleetBoston Financial Corporation.....    11,756
  486,000   J.P. Morgan Chase & Company...........    16,597
  317,225   SouthTrust Corporation................     8,080
  484,250   US Bancorp............................    10,741
  456,000   Washington Mutual, Inc.(a)............    17,547
  296,600   Wells Fargo & Company.................    13,184
                                                    --------
                                                      94,176
                                                    --------
            COMPUTER SERVICES -- 2.6%
  247,000   Electronic Data Systems
              Corporation(a)......................    14,222
  137,000   First Data Corporation................     7,982
                                                    --------
                                                      22,204
                                                    --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.3%
  125,000   International Business Machines
              Corporation.........................    11,538
                                                    --------
            CONGLOMERATES -- 1.2%
  222,400   United Technologies Corporation.......    10,342
                                                    --------
            CONSUMER CREDIT AND MORTGAGES -- 6.9%
  359,000   American Express Company..............    10,433
  371,000   Countrywide Credit Industries,
              Inc.(a).............................    16,298
  311,000   Freddie Mac...........................    20,215
  405,000   MBNA Corporation......................    12,267
                                                    --------
                                                      59,213
                                                    --------
            ELECTRIC POWER -- NUCLEAR -- 4.5%
  246,000   Dominion Resources, Inc. .............    14,601
  242,700   Exelon Corporation....................    10,824
  246,000   FPL Group, Inc.(a)....................    13,173
                                                    --------
                                                      38,598
                                                    --------
            ELECTRICAL EQUIPMENT -- 1.3%
  421,000   Honeywell International Inc. .........    11,114
                                                    --------
            EXPLORATION AND PRODUCTION -- 0.9%
  161,800   Anadarko Petroleum Corporation(a).....     7,779
                                                    --------

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            FOOD AND DRUG STORES -- 1.4%
  296,000   Safeway Inc.++........................  $ 11,757
                                                    --------
            HEALTH SERVICES -- 1.1%
  139,500   Trigon Healthcare, Inc.++.............     9,137
                                                    --------
            HOUSEHOLD PRODUCTS -- 0.2%
   40,790   Fortune Brands, Inc. .................     1,366
                                                    --------
            INSURANCE -- 4.0%
  288,000   Ambac Financial Group, Inc. ..........    15,756
   65,000   American International Group, Inc. ...     5,070
  168,000   CIGNA Corporation.....................    13,936
                                                    --------
                                                      34,762
                                                    --------
            INTEGRATED OIL -- 5.1%
   28,325   Chevron Corporation...................     2,401
  334,000   Exxon Mobil Corporation...............    13,159
  499,000   Occidental Petroleum Corporation......    12,145
   76,100   Phillips Petroleum Company............     4,105
  334,995   Sunoco, Inc. .........................    11,926
                                                    --------
                                                      43,736
                                                    --------
            INVESTMENT SERVICES -- 2.5%
  234,000   Merrill Lynch & Company, Inc. ........     9,500
  230,000   Northern Trust Corporation............    12,071
                                                    --------
                                                      21,571
                                                    --------
            MEDICAL DEVICES AND SUPPLIES -- 4.6%
  287,000   Hillenbrand Industries, Inc. .........    15,489
  300,000   Johnson & Johnson(a)..................    16,621
  261,740   Zimmer Holdings Inc.++................     7,263
                                                    --------
                                                      39,373
                                                    --------
            METALS AND MINING -- 1.9%
  378,000   Alcoa Inc. ...........................    11,722
  124,990   Nucor Corporation.....................     4,962
                                                    --------
                                                      16,684
                                                    --------
            NATURAL GAS DISTRIBUTION -- 2.4%
  318,200   El Paso Corporation...................    13,221
  284,000   Sempra Energy.........................     7,029
                                                    --------
                                                      20,250
                                                    --------
            OILFIELD SERVICES -- 2.7%
  415,300   BJ Services Company++.................     7,388
  589,733   Helmerich & Payne, Inc. ..............    15,392
                                                    --------
                                                      22,780
                                                    --------
            PAPER AND FOREST PRODUCTS -- 2.0%
  201,300   Bowater Inc.(a).......................     8,861
  234,900   International Paper Company(a)........     8,175
                                                    --------
                                                      17,036
                                                    --------
            PHARMACEUTICALS -- 1.5%
  354,800   Schering-Plough Corporation...........    13,163
                                                    --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.7%
  302,000   Union Pacific Corporation(a)..........    14,164
                                                    --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.1%
  294,000   Equity Office Properties Trust........     9,408
                                                    --------
            RESTAURANTS -- 1.2%
  379,775   McDonald's Corporation................    10,307
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
            RETAIL -- SPECIALTY -- 0.8%
  396,600   Toys R Us, Inc.++.....................  $  6,833
                                                    --------
            SEMICONDUCTORS -- 1.8%
  285,000   Intel Corporation.....................     5,825
   11,270   Linear Technology Corporation(a)......       370
  319,025   Micron Technology, Inc.++(a)..........     6,007
  182,100   Teradyne, Inc.++......................     3,551
                                                    --------
                                                      15,753
                                                    --------
            SOFTWARE -- 0.4%
  203,900   Cadence Design Systems, Inc.++........     3,395
                                                    --------
            SPECIALTY STORES -- 1.0%
  730,739   Circuit City Stores -- Circuit City
              Group(a)............................     8,769
                                                    --------
            TELECOMMUNICATIONS SERVICES -- 5.8%
  659,700   AT&T Corporation......................    12,732
  299,925   Sprint Corporation (FON Group)........     7,201
  545,000   Verizon Communications Inc. ..........    29,490
                                                    --------
                                                      49,423
                                                    --------
            TOBACCO -- 5.5%
  596,000   Philip Morris Companies Inc. .........    28,781
  550,900   UST Inc. .............................    18,290
                                                    --------
                                                      47,071
                                                    --------
            UTILITIES -- MISCELLANEOUS -- 2.7%
  591,000   American Water Works Company, Inc. ...    23,345
                                                    --------
            TOTAL COMMON STOCKS
              (Cost $790,055).....................   789,433
                                                    --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 17.6%
              (Cost $151,292)
  151,292   Nations Cash Reserves#.................   151,292
                                                     --------
            TOTAL INVESTMENTS
              (Cost $941,347*).............  109.6%   940,725
                                                     --------
            OTHER ASSETS AND
              LIABILITIES (NET)............  (9.6)%
            Cash...................................  $      2
            Receivable for investment securities
              sold.................................    15,450
            Receivable for Fund shares sold........    22,098
            Dividends receivable...................     2,058
            Interest receivable....................        99
            Collateral on securities loaned........   (86,691)
            Payable for Fund shares redeemed.......      (630)
            Investment advisory fee payable........      (463)
            Administration fee payable.............      (164)
            Shareholder servicing and distribution
              fees payable.........................      (135)
            Payable for investment securities
              purchased............................   (33,594)
            Accrued Trustees' fees and expenses....      (104)
            Accrued expenses and other
              liabilities..........................      (205)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................   (82,279)
                                                     --------
            NET ASSETS.....................  100.0%  $858,446
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....  $    263
            Accumulated net realized loss on
              investments sold.....................      (156)
            Net unrealized depreciation of
              investments..........................      (622)
            Paid-in capital........................   858,961
                                                     --------
            NET ASSETS.............................  $858,446
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($721,806,384 / 70,300,687 shares
              outstanding).........................    $10.27
                                                     ========
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($54,070,934 / 5,272,842
              shares outstanding)..................    $10.25
                                                     ========
            Maximum sales charge...................     5.75%
            Maximum offering price per share.......    $10.88
            INVESTOR B SHARES:
            Net asset value and offering price per
              share+ ($75,675,826 / 7,552,126
              shares outstanding)..................    $10.02
                                                     ========
            INVESTOR C SHARES:
            Net asset value and offering price per
              share+ ($6,892,810 / 688,359 shares
              outstanding).........................    $10.01
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $622 on investment securities was comprised of gross appreciation of $91,604 and gross depreciation of $92,226 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $941,347.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $90,529 and $85,955, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $86,691.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS
Nations Marsico Growth & Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.3%
          Investment in Nations Master
            Investment Trust, Marsico Growth &
            Income Master Portfolio*...........   $ 410,331
                                                  ---------
          TOTAL INVESTMENTS............  100.3%     410,331
                                                  ---------
          OTHER ASSETS AND LIABILITIES
            (NET)......................  (0.3)%
          Receivable for investment securities
            sold...............................   $     603
          Payable for Fund shares redeemed.....      (1,277)
          Administration fee payable...........         (45)
          Shareholder servicing and
            distribution fees payable..........        (363)
          Accrued Trustees' fees and
            expenses...........................         (38)
          Accrued expenses and other
            liabilities........................        (126)
                                                  ---------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................      (1,246)
                                                  ---------
          NET ASSETS...................  100.0%   $ 409,085
                                                  =========
          NET ASSETS CONSIST OF:
          Net investment loss..................   $  (2,441)
          Accumulated net realized loss on
            investments........................    (115,512)
          Net unrealized depreciation of
            investments........................     (12,689)
          Paid-in capital......................     539,727
                                                  ---------
          NET ASSETS...........................   $ 409,085
                                                  =========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($60,807,550 / 4,755,568 shares
            outstanding).......................      $12.79
                                                  =========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share
            ($132,252,210 / 10,381,476 shares
            outstanding).......................      $12.74
                                                  =========
          Maximum sales charge.................       5.75%
          Maximum offering price per share.....      $13.52
          INVESTOR B SHARES:
          Net asset value and offering price
            per share+
            ($189,711,128 / 15,279,097 shares
            outstanding).......................      $12.42
                                                  =========
          INVESTOR C SHARES:
          Net asset value and offering price
            per share+ ($26,314,172 / 2,116,686
            shares outstanding)................      $12.43
                                                  =========

---------------

 * The financial statements of the Marsico Growth & Income Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth & Income Fund's financial statements.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Blue Chip Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 99.9%
          Investment in Nations Master
            Investment Trust, Blue Chip Master
            Portfolio*..........................   $664,427
                                                   --------
          TOTAL INVESTMENTS.............   99.9%    664,427
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)...........    0.1%
          Receivable for Fund shares sold.......   $  2,246
          Payable for Fund shares redeemed......       (809)
          Administration fee payable............       (101)
          Shareholder servicing and distribution
            fees payable........................       (247)
          Accrued Trustees' fees and expenses...        (33)
          Accrued expenses and other
            liabilities.........................       (137)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................        919
                                                   --------
          NET ASSETS....................  100.0%   $665,346
                                                   ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...   $     11
          Accumulated net realized loss on
            investments.........................    (66,789)
          Net unrealized appreciation of
            investments.........................     34,049
          Paid-in capital.......................    698,075
                                                   --------
          NET ASSETS............................   $665,346
                                                   ========



                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($68,257,157 / 2,867,751 shares
            outstanding)........................     $23.80
                                                   ========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($514,202,073 / 21,742,045
            shares outstanding).................     $23.65
                                                   ========
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $25.09
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($66,832,251 / 2,893,868
            shares outstanding).................     $23.09
                                                   ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($16,054,090 / 697,277 shares
            outstanding)........................     $23.02
                                                   ========

---------------

 * The financial statements of the Blue Chip Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS
Nations Strategic Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 93.5%
            AEROSPACE AND DEFENSE -- 4.3%
  215,000   Boeing Company.......................  $    7,203
  161,225   General Dynamics Corporation.........      14,239
  344,625   Lockheed Martin Corporation..........      15,078
  279,225   TRW Inc. ............................       8,326
                                                   ----------
                                                       44,846
                                                   ----------
            AUTOMOTIVE -- 0.5%
   83,072   Johnson Controls, Inc. ..............       5,420
                                                   ----------
            BEVERAGES -- 3.9%
  379,100   Anheuser-Busch Companies, Inc. ......      15,876
  274,675   Coca-Cola Company....................      12,869
  243,150   PepsiCo, Inc. .......................      11,793
                                                   ----------
                                                       40,538
                                                   ----------
            BROADCASTING AND CABLE -- 5.1%
  600,140   AOL Time Warner Inc. ................      19,865
  162,225   Clear Channel Communications,
              Inc.++.............................       6,448
  648,900   Comcast Corporation, Class A++.......      23,276
   94,025   Viacom Inc., Class B++(a)............       3,244
                                                   ----------
                                                       52,833
                                                   ----------
            COMMERCIAL BANKING -- 3.7%
  662,471   Citigroup Inc. ......................      26,830
  309,675   Washington Mutual, Inc.(a)...........      11,916
                                                   ----------
                                                       38,746
                                                   ----------
            COMPUTER SERVICES -- 3.5%
  354,075   Automatic Data Processing, Inc. .....      16,656
  257,675   Concord EFS, Inc.++..................      12,613
  297,475   Sungard Data Systems, Inc.++.........       6,952
                                                   ----------
                                                       36,221
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 4.9%
  451,725   Dell Computer Corporation++..........       8,370
  498,175   EMC Corporation++....................       5,854
  336,125   International Business Machines
              Corporation........................      31,024
  600,100   Sun Microsystems, Inc.++.............       4,963
                                                   ----------
                                                       50,211
                                                   ----------
            CONGLOMERATES -- 1.2%
  277,475   United Technologies Corporation......      12,903
                                                   ----------
            CONSUMER CREDIT AND MORTGAGES -- 5.3%
  252,265   Fannie Mae...........................      20,197
  243,775   Household International, Inc. .......      13,744
  254,875   MBNA Corporation.....................       7,720
  142,775   USA Education Inc. ..................      11,837
                                                   ----------
                                                       53,498
                                                   ----------
            DEPARTMENT AND DISCOUNT STORES -- 4.0%
  242,100   Target Corporation...................       7,687
  679,975   Wal-Mart Stores, Inc. ...............      33,658
                                                   ----------
                                                       41,345
                                                   ----------
            DIVERSIFIED MANUFACTURING -- 7.3%
1,303,875   General Electric Company.............      48,504
  577,500   Tyco International Ltd. .............      26,276
                                                   ----------
                                                       74,780
                                                   ----------

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
  380,000   Calpine Corporation++(a).............  $    8,668
                                                   ----------
            ELECTRIC POWER -- NUCLEAR -- 1.0%
  259,450   Duke Energy Corporation..............       9,820
                                                   ----------
            ELECTRICAL EQUIPMENT -- 0.7%
  273,750   Honeywell International Inc. ........       7,227
                                                   ----------
            HOUSEHOLD PRODUCTS -- 1.1%
  150,150   Procter & Gamble Company.............      10,929
                                                   ----------
            HOUSING AND FURNISHING -- 0.7%
  226,550   Centex Corporation...................       7,642
                                                   ----------
            INSURANCE -- 3.1%
  375,000   AFLAC, Inc. .........................      10,125
  282,337   American International Group,
              Inc. ..............................      22,022
                                                   ----------
                                                       32,147
                                                   ----------
            INTEGRATED OIL -- 4.1%
  130,700   BP Amoco plc, ADR....................       6,427
  151,200   Chevron Corporation(a)...............      12,814
  594,150   Exxon Mobil Corporation..............      23,409
                                                   ----------
                                                       42,650
                                                   ----------
            INVESTMENT SERVICES -- 2.6%
  248,275   Merrill Lynch & Company, Inc. .......      10,080
  203,700   Morgan Stanley Dean Witter &
              Company............................       9,441
  146,075   Northern Trust Corporation...........       7,666
                                                   ----------
                                                       27,187
                                                   ----------
            LODGING AND RECREATION -- 0.6%
  268,225   Starwood Hotels & Resorts Worldwide
              Inc. ..............................       5,901
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.5%
  175,175   Abbott Laboratories..................       9,083
  335,575   Baxter International Inc. ...........      18,474
  213,400   Johnson & Johnson....................      11,822
  151,910   Medtronic, Inc. .....................       6,608
   13,705   Zimmer Holdings Inc.++...............         380
                                                   ----------
                                                       46,367
                                                   ----------
            METALS AND MINING -- 0.1%
   38,570   Nucor Corporation....................       1,531
                                                   ----------
            NATURAL GAS DISTRIBUTION -- 1.0%
  236,972   El Paso Corporation..................       9,846
                                                   ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 1.5%
  847,625   Cisco Systems, Inc.++................      10,324
  114,350   QUALCOMM Inc.++......................       5,436
                                                   ----------
                                                       15,760
                                                   ----------
            OILFIELD SERVICES -- 1.3%
  500,000   Nabors Industries, Inc.++............      10,485
   74,375   Schlumberger Ltd. ...................       3,399
                                                   ----------
                                                       13,884
                                                   ----------
            PHARMACEUTICALS -- 9.7%
  332,950   Amgen Inc.++.........................      19,568
  137,050   Bristol-Myers Squibb Company.........       7,614
  120,850   Eli Lilly and Company................       9,753
  149,600   Genentech, Inc.++....................       6,582
  223,600   Merck & Company, Inc. ...............      14,892

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
  856,050   Pfizer Inc. .........................  $   34,329
  173,625   Schering-Plough Corporation..........       6,441
                                                   ----------
                                                       99,179
                                                   ----------
            PUBLISHING AND ADVERTISING -- 0.9%
  154,350   McGraw-Hill Companies, Inc. .........       8,983
                                                   ----------
            SEMICONDUCTORS -- 3.1%
  857,100   Intel Corporation....................      17,519
  134,950   Linear Technology Corporation(a).....       4,426
  213,175   Texas Instruments Inc. ..............       5,325
  208,400   Xilinx, Inc.++.......................       4,904
                                                   ----------
                                                       32,174
                                                   ----------
            SOFTWARE -- 4.5%
  774,175   Microsoft Corporation++..............      39,615
  527,525   Oracle Corporation++.................       6,636
                                                   ----------
                                                       46,251
                                                   ----------
            SPECIALTY STORES -- 2.1%
  165,600   Abercrombie & Fitch Company++........       2,913
  475,025   Circuit City Stores -- Circuit City
              Group(a)...........................       5,700
  347,650   Home Depot, Inc. ....................      13,340
                                                   ----------
                                                       21,953
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 4.5%
  222,400   BellSouth Corporation................       9,241
  350,300   SBC Communications Inc. .............      16,506
  188,850   Verizon Communications Inc. .........      10,219
  723,550   WorldCom, Inc. -- WorldCom Group++...      10,882
                                                   ----------
                                                       46,848
                                                   ----------
            TOBACCO -- 1.9%
  407,250   Philip Morris Companies Inc. ........      19,666
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $971,315)....................     965,954
                                                   ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 8.8%
              (Cost $91,120)
   91,120   Nations Cash Reserves#................      91,120
                                                    ----------
                                                      VALUE
                                                      (000)
--------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $1,062,435*).........   102.3%  $1,057,074
                                                    ----------
            OTHER ASSETS AND LIABILITIES
              (NET).......... ...........   (2.3)%
            Receivable for investment securities
              sold................................  $    2,830
            Receivable for Fund shares sold.......       4,203
            Dividends receivable..................       1,009
            Interest receivable...................         182
            Collateral on securities loaned.......     (26,288)
            Payable for Fund shares redeemed......        (876)
            Investment advisory fee payable.......        (561)
            Administration fee payable............        (199)
            Shareholder servicing and distribution
              fees payable........................         (18)
            Due to custodian......................         (23)
            Payable for investment securities
              purchased...........................      (3,544)
            Accrued Trustees' fees and expenses...         (33)
            Accrued expenses and other
              liabilities.........................        (192)
                                                    ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     (23,510)
                                                    ----------
            NET ASSETS...................   100.0%  $1,033,564
                                                    ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...  $      894
            Accumulated net realized loss on
              investments sold....................    (176,105)
            Net unrealized depreciation of
              investments.........................      (5,361)
            Paid-in capital.......................   1,214,136
                                                    ----------
            NET ASSETS............................  $1,033,564
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS
Nations Strategic Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($999,291,708 / 90,194,718 shares
              outstanding)........................      $11.08
                                                        ------
                                                        ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($26,228,525 / 2,374,852
              shares outstanding).................      $11.04
                                                        ------
                                                        ------
            Maximum sales charge..................       5.75%
            Maximum offering price per share......      $11.71
            INVESTOR B SHARES:
            Net asset value and offering price per
              share+ ($5,835,278 / 536,907 shares
              outstanding)........................      $10.87
                                                        ------
                                                        ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share+ ($2,208,210 / 203,016 shares
              outstanding)........................      $10.88
                                                        ------
                                                        ------

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $5,361 on investment securities was comprised of gross appreciation of $87,533 and gross depreciation of $92,894 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $1,062,435.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $32,576 and $26,472, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $26,288.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 98.0%
          AEROSPACE AND DEFENSE -- 0.7%
100,000   Boeing Company..........................  $  3,350
                                                    --------
          BEVERAGES -- 5.9%
194,650   Anheuser-Busch Companies, Inc. .........     8,152
208,900   Coca-Cola Company.......................     9,787
192,575   PepsiCo, Inc.(a)........................     9,340
                                                    --------
                                                      27,279
                                                    --------
          BROADCASTING AND CABLE -- 6.0%
313,777   AOL Time Warner Inc. ...................    10,386
143,200   Clear Channel Communications, Inc.++....     5,692
265,250   Comcast Corporation, Class A++..........     9,515
 63,250   Viacom Inc., Class B++(a)...............     2,182
                                                    --------
                                                      27,775
                                                    --------
          COMMERCIAL BANKING -- 1.3%
151,133   Citigroup Inc. .........................     6,121
                                                    --------
          COMPUTER SERVICES -- 4.2%
117,625   Automatic Data Processing, Inc. ........     5,533
196,925   Concord EFS, Inc.++.....................     9,640
187,475   Sungard Data Systems, Inc.++............     4,381
                                                    --------
                                                      19,554
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 6.4%
281,000   Dell Computer Corporation++.............     5,207
309,630   EMC Corporation++.......................     3,638
194,795   International Business Machines
            Corporation...........................    17,980
368,800   Sun Microsystems, Inc.++................     3,050
                                                    --------
                                                      29,875
                                                    --------
          CONGLOMERATES -- 1.2%
117,190   United Technologies Corporation.........     5,449
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 4.8%
 75,315   Fannie Mae..............................     6,030
113,400   Household International, Inc. ..........     6,393
146,565   MBNA Corporation........................     4,439
 66,550   USA Education Inc. .....................     5,518
                                                    --------
                                                      22,380
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 5.3%
123,460   Target Corporation......................     3,920
421,475   Wal-Mart Stores, Inc. ..................    20,863
                                                    --------
                                                      24,783
                                                    --------
          DIVERSIFIED MANUFACTURING -- 9.0%
657,645   General Electric Company................    24,464
283,400   Sanmina Corporation++(a)................     3,849
297,685   Tyco International Ltd. ................    13,545
                                                    --------
                                                      41,858
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 0.8%
171,000   Calpine Corporation++(a)................     3,901
                                                    --------
          HOUSING AND FURNISHING -- 1.0%
141,750   Centex Corporation......................     4,781
                                                    --------
          INSURANCE -- 3.1%
175,000   AFLAC, Inc. ............................     4,725
122,693   American International Group, Inc. .....     9,570
                                                    --------
                                                      14,295
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          INTEGRATED OIL -- 1.6%
 28,725   Chevron Corporation.....................  $  2,434
125,350   Exxon Mobil Corporation.................     4,939
                                                    --------
                                                       7,373
                                                    --------
          INVESTMENT SERVICES -- 2.0%
118,775   Merrill Lynch & Company, Inc. ..........     4,822
 95,225   Morgan Stanley Dean Witter & Company....     4,414
                                                    --------
                                                       9,236
                                                    --------
          LODGING AND RECREATION -- 0.6%
128,275   Starwood Hotels & Resorts Worldwide
            Inc. .................................     2,822
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 5.7%
166,425   Baxter International Inc. ..............     9,161
158,800   Johnson & Johnson.......................     8,798
190,450   Medtronic, Inc. ........................     8,285
 14,970   Zimmer Holdings Inc.++..................       415
                                                    --------
                                                      26,659
                                                    --------
          NATURAL GAS DISTRIBUTION -- 0.5%
 54,800   El Paso Corporation.....................     2,277
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --1.7%
656,320   Cisco Systems, Inc.++(a)................     7,994
                                                    --------
          OILFIELD SERVICES -- 1.8%
240,100   Nabors Industries, Inc.++...............     5,035
 69,735   Schlumberger Ltd. ......................     3,187
                                                    --------
                                                       8,222
                                                    --------
          PHARMACEUTICALS -- 14.9%
180,750   Amgen Inc.++............................    10,623
159,700   Bristol-Myers Squibb Company............     8,873
 43,425   Eli Lilly and Company...................     3,504
 91,450   Genentech, Inc.++.......................     4,024
174,440   Merck & Company, Inc. ..................    11,618
608,591   Pfizer Inc. ............................    24,405
152,490   Schering-Plough Corporation.............     5,657
                                                    --------
                                                      68,704
                                                    --------
          SEMICONDUCTORS -- 4.5%
559,845   Intel Corporation.......................    11,443
 90,100   Linear Technology Corporation(a)........     2,955
147,800   Texas Instruments Inc. .................     3,692
117,200   Xilinx, Inc.++..........................     2,758
                                                    --------
                                                      20,848
                                                    --------
          SOFTWARE -- 6.2%
  3,585   Ascential Software Corporation++........        12
 83,225   Check Point Software Technologies
            Ltd.++(a).............................     1,833
412,155   Microsoft Corporation++.................    21,090
331,875   Oracle Corporation++....................     4,175
 78,550   VERITAS Software Corporation++(a).......     1,448
                                                    --------
                                                      28,558
                                                    --------
          SPECIALTY STORES -- 3.2%
110,000   Abercrombie & Fitch Company++...........     1,935
322,650   Circuit City Stores-Circuit City
            Group(a)..............................     3,872
237,025   Home Depot, Inc. .......................     9,094
                                                    --------
                                                      14,901
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          TELECOMMUNICATIONS SERVICES -- 3.3%
135,575   SBC Communications Inc. ................  $  6,388
230,000   Sprint Corporation (PCS Group)++(a).....     6,047
200,350   WorldCom, Inc.-WorldCom Group++(a)......     3,013
                                                    --------
                                                      15,448
                                                    --------
          TOBACCO -- 2.3%
217,400   Philip Morris Companies Inc. ...........    10,498
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $416,656).......................   454,941
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 9.5%
            (Cost $43,933)
 43,933   Nations Cash Reserves#...................    43,933
                                                     --------
          TOTAL INVESTMENTS
            (Cost $460,589*)..............  107.5 %   498,874
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (7.5)%
          Receivable for investment securities
            sold...................................  $ 16,002
          Receivable for Fund shares sold..........       260
          Dividends receivable.....................       538
          Interest receivable......................        25
          Collateral on securities loaned..........   (35,038)
          Payable for Fund shares redeemed.........      (644)
          Investment advisory fee payable..........      (256)
          Administration fee payable...............       (91)
          Shareholder servicing and distribution
            fees payable...........................       (63)
          Due to custodian.........................       (71)
          Payable for investment securities
            purchased..............................   (15,100)
          Accrued Trustees' fees and expenses......       (73)
          Accrued expenses and other liabilities...      (152)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..................................   (34,663)
                                                     --------
          NET ASSETS......................   100.0%  $464,211
                                                     ========
          NET ASSETS CONSIST OF:
          Net investment loss......................  $   (667)
          Accumulated net realized loss on
            investments sold.......................   (36,551)
          Net unrealized appreciation of
            investments............................    38,285
          Paid-in capital..........................   463,144
                                                     --------
          NET ASSETS...............................  $464,211
                                                     ========


                                                      VALUE
-------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($399,867,969 / 57,443,278 shares
            outstanding)...........................     $6.96
                                                        =====
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($26,436,613 / 3,869,108 shares
            outstanding)...........................     $6.83
                                                        =====
          Maximum sales charge.....................     5.75%
          Maximum offering price per share.........     $7.25
          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($35,296,525 / 5,647,987
            shares outstanding)....................     $6.25
                                                        =====
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+)($2,609,916 / 413,002 shares
            outstanding)...........................     $6.32
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $38,285 on investment securities was comprised of gross appreciation of $91,284 and gross depreciation of $52,999 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $460,589.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $51,588 and $34,918, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $35,038.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Aggressive Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 95.2%
          APPAREL AND TEXTILES -- 1.2%
 51,150   Jones Apparel Group, Inc.++.............  $  1,304
                                                    --------
          BROADCASTING AND CABLE -- 3.0%
 71,675   AOL Time Warner Inc. ...................     2,372
 28,950   Viacom Inc., Class B++..................       999
                                                    --------
                                                       3,371
                                                    --------
          CHEMICALS -- BASIC -- 1.1%
 32,375   Ecolab, Inc. ...........................     1,176
                                                    --------
          COMMERCIAL BANKING -- 1.4%
 29,683   Citigroup Inc. .........................     1,202
  5,430   Commerce Bancorp, Inc. .................       369
                                                    --------
                                                       1,571
                                                    --------
          COMPUTER SERVICES -- 8.4%
 78,225   Convergys Corporation++.................     2,172
 26,175   CSG Systems International, Inc.++(a)....     1,073
 24,175   First Data Corporation..................     1,408
 59,675   I2 Technologies Inc.++..................       205
 75,100   Jack Henry & Associates, Inc. ..........     1,704
 71,575   KPMG Consulting Inc.++..................       774
 86,175   Sungard Data Systems, Inc.++............     2,014
                                                    --------
                                                       9,350
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 3.6%
 63,775   Dell Computer Corporation++.............     1,182
 72,625   EMC Corporation++.......................       853
 14,550   International Business Machines
          Corporation.............................     1,343
 77,700   Sun Microsystems, Inc.++................       643
                                                    --------
                                                       4,021
                                                    --------
          CONSTRUCTION -- 2.2%
 25,650   Jacobs Engineering Group Inc.++.........     1,600
 30,625   The Shaw Group Inc.++(a)................       863
                                                    --------
                                                       2,463
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 1.2%
 42,900   MBNA Corporation........................     1,299
                                                    --------
          CONSUMER SERVICES -- 1.6%
 64,900   Harrah's Entertainment, Inc.++..........     1,753
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 1.7%
 38,375   Wal-Mart Stores, Inc. ..................     1,900
                                                    --------
          DIVERSIFIED MANUFACTURING -- 6.9%
116,275   General Electric Company................     4,326
 56,200   Sanmina Corporation++(a)................       763
 55,900   Tyco International Ltd. ................     2,543
                                                    --------
                                                       7,632
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 0.8%
 38,725   Calpine Corporation++(a)................       883
                                                    --------
          ELECTRICAL EQUIPMENT -- 0.2%
  9,700   Honeywell International Inc. ...........       256
                                                    --------
          FOOD AND DRUG STORES -- 1.1%
 31,750   Safeway Inc.++..........................     1,261
                                                    --------
          INSURANCE -- 2.7%
 55,850   AFLAC, Inc. ............................     1,508
 19,275   American International Group, Inc. .....     1,503
                                                    --------
                                                       3,011
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          INVESTMENT SERVICES -- 3.5%
 18,600   Goldman Sachs Group, Inc.(a)............  $  1,327
 26,850   Lehman Brothers Holdings Inc. ..........     1,527
 25,075   Merrill Lynch & Company, Inc. ..........     1,018
                                                    --------
                                                       3,872
                                                    --------
          LODGING AND RECREATION -- 1.3%
 41,750   Marriott International, Inc., Class A...     1,394
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 6.2%
 47,475   Caliper Technologies Corporation++(a)...       439
 18,250   Cardinal Health, Inc. ..................     1,350
 29,350   Guidant Corporation++...................     1,130
 26,725   Johnson & Johnson.......................     1,481
 56,125   Medtronic, Inc. ........................     2,441
                                                    --------
                                                       6,841
                                                    --------
          NATURAL GAS DISTRIBUTION -- 1.6%
 42,957   El Paso Corporation.....................     1,785
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
            4.2%
149,550   Cisco Systems, Inc.++...................     1,822
 76,625   Comverse Technology, Inc.++.............     1,569
 12,075   QUALCOMM Inc.++.........................       574
 55,800   Tekelec++...............................       735
                                                    --------
                                                       4,700
                                                    --------
          OILFIELD SERVICES -- 1.6%
 28,000   Nabors Industries, Inc.++...............       587
 31,175   Smith International, Inc.++.............     1,135
                                                    --------
                                                       1,722
                                                    --------
          PHARMACEUTICALS -- 20.8%
 12,050   Amgen Inc.++............................       708
 36,125   Forest Laboratories, Inc.++(a)..........     2,607
 58,600   Genentech, Inc.++.......................     2,578
 38,025   Genzyme Corporation++(a)................     1,727
 13,875   Gilead Sciences, Inc.++.................       779
 16,675   IDEC Pharmaceuticals Corporation++(a)...       827
 60,975   IVAX Corporation++(a)...................     1,352
 23,950   Merck & Company, Inc. ..................     1,595
 11,200   Myriad Genetics, Inc.++.................       343
108,925   Pfizer Inc. ............................     4,369
 51,100   Pharmacia Corporation...................     2,073
 13,250   Protein Design Labs, Inc.++.............       626
 38,200   Shire Pharmaceuticals Group plc,
          ADR++(a)................................     1,539
 36,725   Watson Pharmaceuticals, Inc.++..........     2,009
                                                    --------
                                                      23,132
                                                    --------
          SEMICONDUCTORS -- 6.8%
 65,775   Analog Devices, Inc.++..................     2,150
 61,200   Applied Materials, Inc.++...............     1,741
101,575   Intel Corporation.......................     2,076
 31,775   Linear Technology Corporation...........     1,042
 50,275   SanDisk Corporation++...................       496
                                                    --------
                                                       7,505
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS
Nations Aggressive Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          SOFTWARE -- 5.3%
 18,950   Autodesk, Inc. .........................  $    608
 29,150   Check Point Software Technologies
          Ltd.++..................................       642
 55,500   Microsoft Corporation++.................     2,839
 68,775   Oracle Corporation++....................       865
 44,575   Quest Software, Inc.++..................       516
 22,925   VERITAS Software Corporation++(a).......       423
                                                    --------
                                                       5,893
                                                    --------
          SPECIALTY STORES -- 3.2%
 41,825   Abercrombie & Fitch Company++...........       736
 53,150   Circuit City Stores -- Circuit City
          Group...................................       638
 30,150   Home Depot, Inc. .......................     1,156
 55,475   The Men's Wearhouse, Inc.++.............     1,003
                                                    --------
                                                       3,533
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 2.2%
 49,725   Nextel Communications, Inc., Class
          A++.....................................       430
 58,075   Western Wireless Corporation, Class
          A++.....................................     1,961
                                                    --------
                                                       2,391
                                                    --------
          TOBACCO -- 1.4%
 32,400   Philip Morris Companies Inc. ...........     1,565
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $136,213).......................   105,584
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 17.9%
            (Cost $19,907)
 19,907   Nations Cash Reserves#..................     19,907
                                                     --------
          TOTAL INVESTMENTS
            (Cost $156,120*).............   113.1%    125,491
                                                     --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................  (13.1)%
          Receivable for investment securities
            sold..................................   $  1,000
          Receivable for Fund shares sold.........          3
          Dividends receivable....................         80
          Interest receivable.....................         13
          Collateral on securities loaned.........    (14,186)
          Payable for Fund shares redeemed........       (112)
          Investment advisory fee payable.........        (62)
          Administration fee payable..............        (22)
          Shareholder servicing and distribution
            fees payable..........................        (21)
          Payable for investment securities
            purchased.............................     (1,109)
          Accrued Trustees' fees and expenses.....        (43)
          Accrued expenses and other
            liabilities...........................        (83)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................    (14,542)
                                                     --------
          NET ASSETS.....................   100.0%   $110,949
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Net investment loss.....................   $   (501)
          Accumulated net realized loss on
            investments sold......................    (49,122)
          Net unrealized depreciation of
            investments...........................    (30,629)
          Paid-in capital.........................    191,201
                                                     --------
          NET ASSETS..............................   $110,949
                                                     ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($84,361,417 / 10,349,740 shares
            outstanding)..........................      $8.15
                                                     ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($15,178,769 / 1,887,380 shares
            outstanding)..........................      $8.04
                                                     ========
          Maximum sales charge....................      5.75%
          Maximum offering price per share........      $8.53
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($11,038,286 / 1,465,554 shares
            outstanding)..........................      $7.53
                                                     ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($370,176 / 48,039 shares
            outstanding)..........................      $7.71
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $30,629 on investment securities was comprised of gross appreciation of $7,499 and gross depreciation of $38,128 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $156,120.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $21,472 and $13,688, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $14,186.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master Investment
            Trust, Marsico Focused Equities
            Master Portfolio*....................   $1,524,199
                                                    ----------
          TOTAL INVESTMENTS.............   100.1%    1,524,199
                                                    ----------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (0.1)%
          Receivable for Fund shares sold........   $    3,540
          Payable for Fund shares redeemed.......       (3,920)
          Administration fee payable.............         (165)
          Shareholder servicing and distribution
            fees payable.........................       (1,257)
          Accrued Trustees' fees and expenses....          (39)
          Accrued expenses and other
            liabilities..........................         (434)
                                                    ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................       (2,275)
                                                    ----------
          NET ASSETS....................   100.0%   $1,521,924
                                                    ==========
          NET ASSETS CONSIST OF:
          Net investment loss....................   $   (7,033)
          Accumulated net realized loss on
            investments..........................     (472,571)
          Net unrealized depreciation of
            investments..........................      (47,806)
          Paid-in capital........................    2,049,334
                                                    ----------
          NET ASSETS.............................   $1,521,924
                                                    ==========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($303,917,575 / 22,219,117 shares
            outstanding).........................       $13.68
                                                    ==========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($429,279,432 / 31,547,421
            shares outstanding)..................       $13.61
                                                    ==========
          Maximum sales charge...................        5.75%
          Maximum offering price per share.......       $14.44
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($617,096,385 / 46,468,450
            shares
            outstanding).........................
                                                        $13.28
                                                    ==========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($171,630,513 / 12,884,881
            shares outstanding)..................       $13.32
                                                    ==========

---------------

 * The financial statements of the Marsico Focused Equities Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Focused Equities Fund's financial statements.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS
Nations MidCap Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 87.2%
          BROADCASTING AND CABLE -- 3.4%
115,205   Clear Channel Communications, Inc.++....  $  4,579
300,025   Hispanic Broadcasting Corporation++.....     4,830
394,100   Radio One, Inc., Class D++(a)...........     4,548
294,575   Univision Communications, Inc., Class
          A++.....................................     6,761
                                                    --------
                                                      20,718
                                                    --------
          BUILDING MATERIALS -- 1.0%
150,625   Martin Marietta Materials, Inc. ........     5,891
                                                    --------
          COMMERCIAL BANKING -- 2.7%
162,094   Charter One Financial, Inc. ............     4,574
116,675   City National Corporation...............     5,035
 92,978   Commerce Bancorp, Inc. .................     6,322
                                                    --------
                                                      15,931
                                                    --------
          COMPUTER SERVICES -- 12.3%
372,365   Concord EFS, Inc.++.....................    18,228
432,475   Convergys Corporation++.................    12,001
352,175   CSG Systems International, Inc.++(a)....    14,440
450,150   Jack Henry & Associates, Inc. ..........    10,214
360,375   KPMG Consulting Inc.++..................     3,896
613,500   Sungard Data Systems, Inc.++............    14,337
                                                    --------
                                                      73,116
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.8%
239,575   Research In Motion Ltd.++(a)............     3,852
385,525   SCI Systems, Inc.++.....................     6,940
                                                    --------
                                                      10,792
                                                    --------
          CONGLOMERATES -- 1.8%
352,350   Pentair, Inc. ..........................    10,842
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 0.8%
155,000   AmeriCredit Corporation++...............     4,901
                                                    --------
          DIVERSIFIED ELECTRONICS -- 2.6%
177,000   Amphenol Corporation, Class A++.........     6,151
243,675   Solectron Corporation++(a)..............     2,839
648,875   Symbol Technologies, Inc.++(a)..........     6,806
                                                    --------
                                                      15,796
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 2.6%
396,825   Calpine Corporation++(a)................     9,052
299,700   Mirant Corporation++....................     6,563
                                                    --------
                                                      15,615
                                                    --------
          FOOD PRODUCTS -- 0.6%
207,275   Hain Celestial Group, Inc.++(a).........     3,816
                                                    --------
          HEALTH SERVICES -- 3.3%
 80,000   Express Scripts Inc., Class A++.........     4,426
740,300   Health Management Associates, Inc.,
          Class A++...............................    15,368
                                                    --------
                                                      19,794
                                                    --------
          INSURANCE -- 2.1%
197,775   Ambac Financial Group, Inc. ............    10,820
 60,000   Arthur J. Gallagher & Company++.........     2,031
                                                    --------
                                                      12,851
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          INVESTMENT SERVICES -- 4.2%
167,985   Instinet Group Inc.++...................  $  1,645
238,148   Legg Mason, Inc.(a).....................     9,469
119,325   Northern Trust Corporation..............     6,262
300,550   Waddell & Reed Financial, Inc., Class
          A.......................................     7,814
                                                    --------
                                                      25,190
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 3.8%
200,200   Apogent Technologies Inc.++.............     4,785
374,825   Caliper Technologies Corporation++(a)...     3,467
 40,000   Enzon, Inc.++...........................     2,040
363,950   Inhale Therapeutic Systems, Inc.++(a)...     4,841
214,975   Waters Corporation++....................     7,689
                                                    --------
                                                      22,822
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS
          EQUIPMENT -- 4.5%
681,625   ADC Telecommunications, Inc.++..........     2,379
379,250   Comverse Technology, Inc.++.............     7,767
243,950   McDATA Corporation, Class A++...........     2,047
199,475   Openwave Systems Inc.++.................     2,543
457,925   Powerwave Technologies, Inc.++..........     5,458
528,925   Tekelec++...............................     6,966
                                                    --------
                                                      27,160
                                                    --------
          OILFIELD SERVICES -- 5.2%
353,650   BJ Services Company++...................     6,290
328,500   ENSCO International Inc. ...............     4,803
381,050   Global Marine Inc.++....................     5,335
260,825   Nabors Industries, Inc.++...............     5,470
118,875   Smith International, Inc.++.............     4,327
198,750   Weatherford International, Inc.++.......     5,070
                                                    --------
                                                      31,295
                                                    --------
          PHARMACEUTICALS -- 10.4%
196,675   Alkermes, Inc.++........................     3,851
144,000   Biovail Corporation++(a)................     6,682
 42,000   Gilead Sciences, Inc.++.................     2,359
270,000   Medarex, Inc.++(a)......................     4,077
189,125   MedImmune, Inc.++.......................     6,739
376,350   Millennium Pharmaceuticals, Inc.++......     6,684
157,400   Myriad Genetics, Inc.++.................     4,823
279,700   Shire Pharmaceuticals Group plc,
          ADR++(a)................................    11,272
295,625   Watson Pharmaceuticals, Inc.++..........    16,173
                                                    --------
                                                      62,660
                                                    --------
          PUBLISHING AND ADVERTISING -- 1.1%
221,025   Lamar Advertising Company++(a)..........     6,701
                                                    --------
          RAILROADS, TRUCKING AND SHIPPING -- 0.7%
 85,000   Expeditors International of Washington,
          Inc.(a).................................     4,025
                                                    --------
          SEMICONDUCTORS -- 3.9%
366,850   C&D Technologies, Inc. .................     6,750
155,725   Linear Technology Corporation...........     5,108
165,425   Maxim Integrated Products, Inc.++.......     5,780
238,150   SanDisk Corporation++...................     2,348
134,600   Vitesse Semiconductor Corporation++.....     1,043
104,750   Xilinx, Inc.++..........................     2,465
                                                    --------
                                                      23,494
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          SOFTWARE -- 6.6%
222,925   BMC Software, Inc.++....................  $  2,831
206,000   Check Point Software Technologies
          Ltd.++(a)...............................     4,536
441,600   Citrix Systems, Inc.++(a)...............     8,744
199,375   E. piphany, Inc.++......................       847
132,650   Intuit Inc.++...........................     4,749
485,650   Precise Software Solutions Ltd.++.......     5,366
475,175   Quest Software, Inc.++(a)...............     5,503
140,000   Siebel Systems, Inc.++..................     1,821
146,200   Symantec Corporation++..................     5,069
                                                    --------
                                                      39,466
                                                    --------
          SPECIALTY STORES -- 5.6%
185,000   Abercrombie & Fitch Company++...........     3,254
364,225   Bed Bath & Beyond Inc.++................     9,273
434,300   Circuit City Stores-Circuit City
          Group(a)................................     5,212
198,000   Talbots, Inc. ..........................     4,445
273,650   The Men's Wearhouse, Inc.++.............     4,948
289,700   Tiffany & Company.......................     6,272
                                                    --------
                                                      33,404
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 4.7%
358,025   Adelphia Communications
          Corporation++(a)........................     7,948
257,825   Allegiance Telecom, Inc.++..............       776
268,775   Broadwing Inc.++........................     4,322
454,100   Nextel Communications, Inc., Class
          A++(a)..................................     3,923
349,750   Time Warner Telecom, Inc., Class
          A++(a)..................................     2,536
266,225   Western Wireless Corporation, Class
          A++.....................................     8,993
                                                    --------
                                                      28,498
                                                    --------
          UNIT INVESTMENT TRUST -- 1.5%
114,425   S&P Mid-Cap 400 Depositary
          Receipts(a).............................     9,057
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $678,255).......................   523,835
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 27.1%
            (Cost $162,979)
162,979   Nations Cash Reserves#..................    162,979
                                                     --------
                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $841,234*).............  114.3 %   $686,814
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET)............  (14.3)%
          Receivable for investment securities
            sold..................................   $  6,660
          Receivable for Fund shares sold.........      5,500
          Dividends receivable....................        108
          Interest receivable.....................        262
          Collateral on securities loaned.........    (92,805)
          Payable for Fund shares redeemed........     (1,427)
          Investment advisory fee payable.........       (340)
          Administration fee payable..............       (120)
          Shareholder servicing and distribution
            fees payable..........................        (65)
          Due to custodian........................        (20)
          Payable for investment securities
            purchased.............................     (3,814)
          Accrued Trustees' fees and expenses.....        (52)
          Accrued expenses and other
            liabilities...........................        (72)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................    (86,185)
                                                     --------
          NET ASSETS.....................   100.0%   $600,629
                                                     ========
          NET ASSETS CONSIST OF:
          Net investment loss.....................   $   (848)
          Accumulated net realized loss on
            investments sold......................    (13,096)
          Net unrealized depreciation of
            investments...........................   (154,420)
          Paid-in capital.........................    768,993
                                                     --------
          NET ASSETS..............................   $600,629
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS
Nations MidCap Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)


                                                      VALUE
-------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($545,283,429 / 49,208,288 shares
            outstanding)..........................     $11.08
                                                     ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($17,721,062 / 1,657,750 shares
            outstanding)..........................     $10.69
                                                     ========
          Maximum sales charge....................      5.75%
          Maximum offering price per share........     $11.34
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($35,272,542 / 3,637,179 shares
            outstanding)..........................      $9.70
                                                     ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($2,352,377 / 241,179 shares
            outstanding)..........................      $9.75
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $154,420 on investment securities was comprised of gross appreciation of $35,476 and gross depreciation of $189,896 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $841,234.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $133,522 and $91,002, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $92,805.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico 21st Century Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 92.0%
          AEROSPACE AND DEFENSE -- 2.5%
 37,394   Embraer-Empresa Brasileira de
          Aeronautica SA, ADR.....................  $    477
 24,992   Lockheed Martin Corporation.............     1,093
                                                    --------
                                                       1,570
                                                    --------
          AIRLINES -- 3.0%
109,130   SkyWest, Inc. ..........................     1,825
                                                    --------
          AUTOMOTIVE -- 0.8%
 20,164   Bayerische Motoren Werke (BMW) AG++.....       513
                                                    --------
          BROADCASTING AND CABLE -- 5.4%
 74,718   Charter Communications, Inc.++..........       925
 53,458   Comcast Corporation, Class A++..........     1,917
 24,964   Walt Disney Company.....................       465
                                                    --------
                                                       3,307
                                                    --------
          CHEMICALS -- SPECIALTY -- 0.8%
 32,284   Symyx Technologies++....................       476
                                                    --------
          COMMERCIAL BANKING -- 5.1%
 78,338   Citigroup Inc. .........................     3,173
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 5.5%
 42,674   Fannie Mae..............................     3,416
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 2.9%
 49,586   Costco Wholesale Corporation++..........     1,763
                                                    --------
          DIVERSIFIED ELECTRONICS -- 1.3%
 19,692   Harman International Industries.........       660
  6,664   Optimal Robotics Corporation(a).........       163
                                                    --------
                                                         823
                                                    --------
          DIVERSIFIED MANUFACTURING -- 4.1%
 24,992   General Electric Company................       930
 34,696   Tyco International Ltd. ................     1,578
                                                    --------
                                                       2,508
                                                    --------
          ELECTRIC POWER -- NUCLEAR -- 2.4%
 39,536   Duke Energy Corporation.................     1,496
                                                    --------
          FOOD PRODUCTS -- 1.3%
 29,166   Performance Food Group Company++........       832
                                                    --------
          HEALTH SERVICES -- 16.4%
 62,612   Matria Healthcare, Inc.++...............     1,511
 29,540   Quest Diagnostics Inc.++................     1,823
 54,072   Tenet Healthcare Corporation++..........     3,225
 53,178   UnitedHealth Group Inc. ................     3,537
                                                    --------
                                                      10,096
                                                    --------
          HOUSING AND FURNISHING -- 1.2%
 25,310   Aaon, Inc.++............................       742
                                                    --------
          INSURANCE -- 2.7%
 21,456   American International Group, Inc. .....     1,674
                                                    --------
          INTEGRATED OIL -- 4.9%
 40,900   BP Amoco plc, ADR.......................     2,011
 24,992   Exxon Mobil Corporation.................       985
                                                    --------
                                                       2,996
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          INVESTMENT SERVICES -- 5.3%
 57,113   Lehman Brothers Holdings Inc. ..........  $  3,247
                                                    --------
          LODGING AND RECREATION -- 1.0%
 16,222   Four Seasons Hotels Inc.(a).............       608
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 5.5%
 80,093   Intermune Inc.++                             3,063
 18,394   Kensey Nash Corporation++(a)............       352
                                                    --------
                                                       3,415
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS
          EQUIPMENT -- 3.2%
 42,162   QUALCOMM Inc.++.........................     2,004
                                                    --------
          OILFIELD SERVICES -- 1.6%
 27,588   Smith International, Inc.++.............     1,004
                                                    --------
          RESTAURANTS -- 1.3%
 55,546   Starbucks Corporation++.................       830
                                                    --------
          SEMICONDUCTORS -- 0.7%
 38,620   Kopin Corporation++.....................       403
                                                    --------
          SOFTWARE -- 3.4%
 39,776   Adobe Systems Inc. .....................       954
 22,316   Microsoft Corporation++.................     1,142
                                                    --------
                                                       2,096
                                                    --------
          SPECIALTY STORES -- 6.5%
 63,806   Home Depot, Inc. .......................     2,448
 41,724   Lowe's Companies, Inc. .................     1,321
  9,980   Tiffany & Company.......................       216
                                                    --------
                                                       3,985
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 3.2%
 48,882   Amdocs Ltd.++(a)........................     1,303
 24,992   Sprint Corporation (PCS Group)++(a).....       657
                                                    --------
                                                       1,960
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $60,024)........................    56,762
                                                    --------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 8.9%
            (Cost $5,500)
            FEDERAL HOME LOAN BANK (FHLB) -- 8.9%
 $ 5,500    Discount note 3.150% 10/01/01...........     5,500
                                                      --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 2.9%
            (Cost $1,807)
  1,807   Nations Cash Reserves#................      1,807
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS
Nations Marsico 21st Century Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $67,331*)............  103.8 %   $ 64,069
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)..........   (3.8)%
          Receivable for investment securities
            sold................................   $ 10,639
          Dividends receivable..................         16
          Interest receivable...................          4
          Collateral on securities loaned.......     (1,778)
          Investment advisory fee payable.......        (40)
          Administration fee payable............        (12)
          Shareholder servicing and distribution
            fees payable........................        (74)
          Due to custodian......................       (111)
          Payable for investment securities
            purchased...........................    (10,884)
          Accrued Trustees' fees and expenses...        (20)
          Accrued expenses and other
            liabilities.........................        (89)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................     (2,349)
                                                   --------
          NET ASSETS...................   100.0%   $ 61,720
                                                   ========
          NET ASSETS CONSIST OF:
          Net investment loss...................   $   (581)
          Accumulated net realized loss on
            investments.........................    (38,723)
          Net unrealized depreciation of
            investments.........................     (3,262)
          Paid-in capital.......................    104,286
                                                   --------
          NET ASSETS............................   $ 61,720
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($2,987,567 / 501,237 shares
            outstanding)........................      $5.96
                                                   ========
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($14,461,866 / 2,435,857
            shares outstanding).................      $5.94
                                                   ========
          Maximum sales charge..................      5.75%
          Maximum offering price per share......      $6.30
          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($39,513,349 / 6,729,826
            shares outstanding).................      $5.87
                                                   ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($4,756,920 / 810,197 shares
            outstanding)........................      $5.87
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $3,262 on investment securities was comprised of gross appreciation of $1,789 and gross depreciation of $5,051 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $67,331.

 ++ Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $1,976 and $1,723, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $1,778.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              COMMON STOCKS -- 91.6%
              AEROSPACE AND DEFENSE -- 0.5%
    140,950   Triumph Group, Inc.=................  $  3,284
                                                    --------
              AIRLINES -- 1.0%
    404,300   SkyWest, Inc. ......................     6,760
                                                    --------
              APPAREL AND TEXTILES -- 2.3%
    229,950   Columbia Sportswear Company=........     5,105
    480,617   Quiksilver, Inc.=...................     5,935
    304,019   Tefron Ltd.=........................       584
    346,839   Vans, Inc.=.........................     3,985
                                                    --------
                                                      15,609
                                                    --------
              BEVERAGES -- 1.4%
    231,800   Constellation Brands, Inc.=.........     9,657
                                                    --------
              BROADCASTING AND CABLE -- 1.2%
    224,500   Entercom Communications
              Corporation=........................     7,633
     40,069   Salem Communications Corporation=...       781
                                                    --------
                                                       8,414
                                                    --------
              CHEMICALS -- SPECIALTY -- 0.6%
    436,300   Agrium Inc. ........................     4,241
                                                    --------
              COMMERCIAL BANKING -- 4.9%
    441,000   City National Corporation...........    19,029
    442,900   National Commerce Financial
              Corporation.........................    11,560
     91,067   Promistar Financial Corporation.....     2,096
                                                    --------
                                                      32,685
                                                    --------
              COMMERCIAL SERVICES -- 4.9%
    588,700   AHL Services, Inc.=.................       971
    300,164   Catalina Marketing Corporation=.....     8,405
  1,175,398   Encompass Services Corporation=.....     4,443
    674,800   HeadHunter.NET, Inc.=...............     5,972
    219,000   Iron Mountain Inc.=.................     9,077
    438,500   Trammell Crow Company=..............     4,385
                                                    --------
                                                      33,253
                                                    --------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.0%
    309,462   Avocent Corporation=(a).............     4,605
    281,800   Plexus Corporation=.................     6,644
     65,900   Zebra Technologies Corporation,
              Class A=............................     2,469
                                                    --------
                                                      13,718
                                                    --------
              CONSTRUCTION -- 1.1%
    261,100   KB HOME.............................     7,418
                                                    --------
              CONSUMER SERVICES -- 3.8%
    273,500   Career Education Corporation=.......    15,042
    441,537   Rent-A-Center, Inc.=................    10,266
                                                    --------
                                                      25,308
                                                    --------
              DIVERSIFIED ELECTRONICS -- 3.3%
  1,031,600   Aeroflex, Inc.=.....................    11,347
    408,546   Anaren Microwave, Inc.=.............     6,680
    177,109   Dionex Corporation=.................     4,467
                                                    --------
                                                      22,494
                                                    --------
              DIVERSIFIED MANUFACTURING -- 2.4%
    261,300   Actuant Corporation, Class A=.......     4,743
    137,100   AstroPower, Inc.=(a)................     4,731
    431,800   DDi Corporation=(a).................     3,385

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              DIVERSIFIED MANUFACTURING -- (CONTINUED)
    180,800   Delta and Pine Land Company.........  $  3,070
      8,504   Global Power Equipment Group
              Inc.=...............................       129
                                                    --------
                                                      16,058
                                                    --------
              ENERGY -- MISCELLANEOUS -- 2.6%
    505,600   Kinder Morgan Energy Partners,
              LP(a)...............................    17,499
                                                    --------
              FINANCE -- MISCELLANEOUS -- 5.0%
    363,900   Affiliated Managers Group, Inc.=....    20,674
    282,840   Boston Private Financial Holdings,
              Inc. ...............................     5,518
    129,489   Investment Technology Group,
              Inc.=...............................     7,185
                                                    --------
                                                      33,377
                                                    --------
              FOOD AND DRUG STORES -- 0.3%
     76,000   Fleming Companies, Inc.(a)..........     2,242
                                                    --------
              HEALTH SERVICES -- 11.0%
     22,800   Lifepoint Hospitals, Inc.=..........     1,003
    195,500   MedCath Corporation=................     3,157
    661,000   Orthodontic Centers of America,
              Inc.=(a)............................    16,293
    529,750   Province Healthcare Company=........    19,462
    185,726   Rightchoice Managed Care, Inc.=.....     9,296
    341,700   Triad Hospitals, Inc.=..............    12,096
     72,172   Unilab Corporation=.................     2,001
    883,296   US Oncology, Inc.=(a)...............     6,581
    450,000   Women First Healthcare Inc. ........     3,713
                                                    --------
                                                      73,602
                                                    --------
              HOUSING AND FURNISHING -- 0.9%
    219,512   Ethan Allen Interiors Inc. .........     6,037
                                                    --------
              INSURANCE -- 2.7%
    329,300   Delphi Financial Group, Inc., Class
              A...................................    11,129
    258,100   The Phoenix Companies, Inc.=........     3,730
     89,000   Triad Guaranty Inc.=................     3,111
                                                    --------
                                                      17,970
                                                    --------
              LODGING AND RECREATION -- 1.4%
    284,866   Shuffle Master, Inc.=...............     3,592
    731,750   Station Casinos, Inc.=(a)...........     6,147
                                                    --------
                                                       9,739
                                                    --------
              MEDICAL DEVICES AND SUPPLIES -- 3.5%
    207,850   Cooper Companies, Inc. .............     9,748
    182,100   Datascope Corporation...............     7,062
    237,035   Exact Sciences Corporation=(a)......     2,195
    125,000   Vital Signs Inc. ...................     3,825
     42,654   Wright Medical Group, Inc.=.........       723
                                                    --------
                                                      23,553
                                                    --------
              METALS AND MINING -- 1.3%
    286,366   Mueller Industries, Inc.=...........     8,219
     21,259   Peabody Energy Corporation(a).......       512
                                                    --------
                                                       8,731
                                                    --------
              NATURAL GAS DISTRIBUTION -- 0.8%
    234,600   Energen Corporation.................     5,279
                                                    --------
              NETWORKING AND TELECOMMUNICATIONS
                EQUIPMENT -- 4.0%
    519,200   AudioCodes Ltd.=(a).................     1,090
  1,044,000   C-COR Electronics=..................     7,151
    465,022   P-Com, Inc.=........................       126
    112,600   Plantronics, Inc.=..................     1,920
    521,400   Proxim, Inc.=.......................     5,084

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              NETWORKING AND TELECOMMUNICATIONS
                EQUIPMENT -- (CONTINUED)
    786,950   REMEC, Inc.=........................  $  6,241
    376,700   Spectrian Corporation=..............     3,767
     93,300   Tollgrade Communications, Inc.=.....     1,791
                                                    --------
                                                      27,170
                                                    --------
              OILFIELD SERVICES -- 2.9%
    117,625   Atwood Oceanics, Inc.=..............     3,058
    352,600   Patterson-UTI Energy, Inc.=.........     4,358
    300,000   Precision Drilling Corporation=.....     6,337
    530,700   Pride International, Inc.=..........     5,519
                                                    --------
                                                      19,272
                                                    --------
              PHARMACEUTICALS -- 9.6%
    452,100   Allos Therapeutics Inc.=............     2,251
    423,800   Alpharma Inc., Class A(a)...........    12,205
    109,800   Enzo Biochem, Inc.=(a)..............     1,862
     88,600   Human Genome Sciences, Inc.=(a).....     2,739
    257,000   Introgen Therapeutics, Inc.=........     1,072
     90,000   Martek Biosciences Corporation......     1,638
    471,247   Martek Biosciences Corporation=.....     8,577
    155,100   Medicis Pharmaceutical Corporation,
              Class A=............................     7,752
      4,130   MIM Corporation=....................        43
    136,000   OSI Pharmaceuticals, Inc.=..........     4,420
    284,100   Praecis Pharmaceuticals Inc.=.......     1,060
    380,700   Shire Pharmaceuticals Group plc,
              ADR=(a).............................    15,343
    124,400   Tanox, Inc.=(a).....................     1,837
    358,579   Vical, Inc.=........................     3,654
                                                    --------
                                                      64,453
                                                    --------
              RAILROADS, TRUCKING AND SHIPPING -- 0.6%
    300,000   RailAmerica, Inc. ..................     3,750
                                                    --------
              RESTAURANTS -- 3.7%
    169,500   CEC Entertainment Inc.=.............     5,780
    267,902   Jack in the Box Inc.=...............     7,501
    136,578   Panera Bread Company, Class A=(a)...     4,779
    459,800   RARE Hospitality International,
              Inc.=...............................     7,145
                                                    --------
                                                      25,205
                                                    --------
              SEMICONDUCTORS -- 2.6%
    243,800   Alpha Industries, Inc.=.............     4,722
    309,000   Camtek Ltd.=........................       599
    175,800   Cymer, Inc.=........................     2,945
    507,205   Sipex Corporation=..................     3,277
    388,591   TriQuint Semiconductor, Inc.=.......     6,214
                                                    --------
                                                      17,757
                                                    --------
              SOFTWARE -- 4.0%
    192,400   Aspen Technology, Inc.=.............     1,924
    512,943   Dendrite International, Inc.=.......     4,073
    359,566   Genomica Corporation=(a)............       906
    374,165   Hyperion Solutions Corporation=.....     4,999
     92,100   Macrovision Corporation=............     2,617
    512,400   OTG Software, Inc.=(a)..............     2,844
    146,085   Precise Software Solutions Ltd.=....     1,614
    695,200   ProsoftTraining.com.................       445
     42,600   SmartForce plc -- Sponsored ADR.....       697
    545,370   TTI Team Telecom International
              Ltd.=...............................     6,571
                                                    --------
                                                      26,690
                                                    --------

                                                     VALUE
  SHARES                                             (000)
------------------------------------------------------------
              SPECIALTY STORES -- 2.9%
    703,000   Cato Corporation....................  $ 10,517
    442,600   Too Inc.=...........................     9,290
                                                    --------
                                                      19,807
                                                    --------
              TELECOMMUNICATIONS SERVICES -- 2.4%
    201,724   AirGate PCS, Inc.=..................     8,961
    357,100   Alvarion Ltd.=......................       557
    324,400   Gilat Satellite Networks Ltd.=......     1,703
    299,400   Spectrasite Holdings, Inc.=(a)......       722
    107,900   Triton PCS Holdings, Inc., Class
              A=(a)...............................     4,100
                                                    --------
                                                      16,043
                                                    --------
              TOTAL COMMON STOCKS
                (Cost $663,561)...................   617,075
                                                    --------
              WARRANTS -- 0.0%+
                (Cost $0++)
     25,000   Martek Biosciences Corporation(b)...       168
                                                    --------

  SHARES
   (000)
-----------
              INVESTMENT COMPANIES -- 19.5%
    135,000   iShares Russell 2000 Growth Index
                Fund(a)..........................      6,136
     88,000   iShares Russell 2000 Index
                Fund(a)..........................      7,058
118,107,437   Nations Cash Reserves#.............    118,107
                                                    --------
              TOTAL INVESTMENT COMPANIES
                (Cost $135,691)..................    131,301
                                                    --------
              TOTAL INVESTMENTS
                (Cost $799,252*)........   111.1%    748,544
                                                    --------
              OTHER ASSETS AND
                LIABILITIES (NET).......  (11.1)%
              Cash...............................   $    821
              Receivable for investment
                securities sold..................     10,142
              Receivable for Fund shares sold....     10,726
              Dividends receivable...............        173
              Interest receivable................        213
              Collateral on securities loaned....    (73,506)
              Payable for Fund shares redeemed...    (20,061)
              Investment advisory fee payable....       (501)
              Administration fee payable.........       (138)
              Shareholder servicing and
                distribution fees payable........        (66)
              Payable for investment securities
                purchased........................     (2,515)
              Accrued Directors' fees and
                expenses.........................        (36)
              Accrued expenses and other
                liabilities......................       (169)
                                                    --------
              TOTAL OTHER ASSETS AND LIABILITIES
                (NET)............................    (74,917)
                                                    --------
              NET ASSETS................   100.0%   $673,627
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
                                                     (000)
------------------------------------------------------------
              NET ASSETS CONSIST OF:
              Net investment loss................   $ (1,753)
              Accumulated net realized loss on
                investments sold.................    (15,435)
              Net unrealized depreciation of
                investments......................    (50,708)
              Paid-in capital....................    741,523
                                                    --------
              NET ASSETS.........................   $673,627
                                                    ========
              PRIMARY A SHARES:
              Net asset value, offering and
                redemption price per share
                ($530,581,126 / 43,075,574 shares
                outstanding).....................     $12.32
                                                    ========
              INVESTOR A SHARES:
              Net asset value and redemption
                price per share
                ($128,345,478 / 10,568,305 shares
                outstanding).....................     $12.14
                                                    ========
              Maximum sales charge...............      5.75%
              Maximum offering price per share...     $12.88



              INVESTOR B SHARES:
              Net asset value and offering price
                per share(+)
                ($12,066,505 / 1,031,010 shares
                outstanding).....................     $11.70
                                                    ========
              INVESTOR C SHARES:
              Net asset value and offering price
                per share(+)
                ($2,634,279 / 221,980 shares
                outstanding).....................     $11.87
                                                    ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $50,708 on investment securities was comprised of gross appreciation of $130,026 and gross depreciation of $180,734 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $799,252.

 (=) Non-income producing security.

 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $82,231 and $70,050, respectively.

(b) Fair valued security

 + Amount represents less than 0.1%.

 ++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $73,506.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS
Nations Financial Services Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2001 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
-------------------------------------------------------------
         COMMON STOCKS -- 97.1%
         COMMERCIAL BANKING -- 27.0%
6,000    Citigroup Inc...........................  $      244
1,500    Commerce Bancorp, Inc. .................         102
2,175    Fifth Third Bancorp.....................         134
3,750    J.P. Morgan Chase & Company.............         128
3,800    Mellon Financial Corporation............         123
2,400    PNC Financial Services Group............         137
3,500    TCF Financial Corporation...............         161
4,350    US Bancorp..............................          96
4,100    Washington Mutual, Inc. ................         158
                                                   ----------
                                                        1,283
                                                   ----------
         COMPUTER SERVICES -- 7.7%
4,025    Concord EFS, Inc.++.....................         197
1,600    Electronic Data Systems Corporation.....          92
3,450    Jack Henry & Associates, Inc. ..........          78
                                                   ----------
                                                          367
                                                   ----------
         CONSUMER CREDIT AND MORTGAGES -- 19.2%
2,000    Fannie Mae..............................         160
2,400    Freddie Mac.............................         156
4,000    Household International, Inc. ..........         225
7,000    MBNA Corporation........................         212
1,975    USA Education Inc. .....................         164
                                                   ----------
                                                          917
                                                   ----------
         FINANCE -- MISCELLANEOUS -- 5.2%
1,700    MGIC Investment Corporation.............         111
5,000    Synovus Financial Corporation...........         138
                                                   ----------
                                                          249
                                                   ----------
         HEALTH SERVICES -- 0.9%
  625    UnitedHealth Group Inc. ................          42
                                                   ----------
         HOUSING AND FURNISHING -- 1.6%
2,275    Centex Corporation......................          77
                                                   ----------
         INSURANCE -- 18.5%
5,000    AFLAC, Inc. ............................         135
4,000    Allstate Corporation....................         149
3,000    Ambac Financial Group, Inc. ............         164
3,800    American International Group, Inc. .....         297
4,000    Reinsurance Group of America, Inc. .....         136
                                                   ----------
                                                          881
                                                   ----------
         INVESTMENT SERVICES -- 17.0%
2,500    Bear Stearns Companies Inc. ............         126
2,600    Federated Investors Inc. ...............          77
2,400    Franklin Resources, Inc. ...............          83
1,700    Goldman Sachs Group, Inc.(a)............         121
3,200    Instinet Group Inc.++...................          31
2,700    Legg Mason, Inc. .......................         107
2,075    Merrill Lynch & Company, Inc. ..........          84
1,975    Morgan Stanley Dean Witter & Company....          92
3,500    Waddell & Reed Financial, Inc., Class
         A.......................................          91
                                                   ----------
                                                          812
                                                   ----------
         TOTAL COMMON STOCKS
           (Cost $4,984).........................       4,628
                                                   ----------

SHARES                                                  VALUE
(000)                                                   (000)
--------------------------------------------------------------
         INVESTMENT COMPANIES -- 7.2%
           (Cost $342)
  342    Nations Cash Reserves#.......................  $  342
                                                        ------
         TOTAL INVESTMENTS
           (Cost $5,326*)....................   104.3%   4,970
                                                        ------
         OTHER ASSETS AND LIABILITIES
           (NET).............................   (4.3)%
         Cash.........................................  $   18
         Receivable for investment securities sold....     125
         Dividends receivable.........................       4
         Interest receivable..........................       1
         Collateral on securities loaned..............    (121)
         Investment advisory fee payable..............      (3)
         Payable for investment securities
           purchased..................................    (112)
         Accrued Trustees' fees and expenses..........      (4)
         Accrued expenses and other liabilities.......    (112)
                                                        ------
         TOTAL OTHER ASSETS AND LIABILITIES (NET).....    (204)
                                                        ------
         NET ASSETS..........................   100.0%  $4,766
                                                        ======
         NET ASSETS CONSIST OF:
         Undistributed net investment income..........  $    6
         Accumulated net realized loss on
           investments................................     (63)
         Net unrealized depreciation of investments...    (356)
         Paid-in capital..............................   5,179
                                                        ------
         NET ASSETS...................................  $4,766
                                                        ======
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share ($4,610,702 / 500,975
           shares outstanding)........................   $9.20
                                                        ======
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($47,020 / 5,115 shares
           outstanding)...............................   $9.19
                                                        ======
         Maximum sales charge.........................   5.75%
         Maximum offering price per share.............   $9.75

         INVESTOR B SHARES:
         Net asset value and offering price per
           share(+) ($107,996 / 11,788 shares
           outstanding)...............................   $9.16
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $356 on investment securities was comprised of gross appreciation of $93 and gross depreciation of $449 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $5,326.

 (=) Non-income producing security.

 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $166 and $121, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $121.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2001

                                                                 CONVERTIBLE                  ASSET
                                                                  SECURITIES                ALLOCATION
                                                                ----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0, $5, $6,
  $7, $0, $0 and $0, respectively)..........................    $        4,603            $        1,452
Dividends allocated from Portfolio (Net of foreign
  withholding taxes of $0, $0, $0, $0, $0, $3 and $16,
  respectively)+............................................                --                        --
Dividend income from affiliated funds.......................               438                       313
Dividend income from affiliated funds allocated from
  Portfolio+................................................                --                        --
Interest....................................................             8,060                     5,131
Interest allocated from Portfolio+..........................                --                        --
Securities lending..........................................                --                        10
Expenses allocated from Portfolio+..........................                --                        --
                                                                --------------            --------------
    Total investment income.................................            13,101                     6,906
                                                                --------------            --------------
EXPENSES:
Investment advisory fee.....................................             1,609                     1,315
Administration fee..........................................               569                       465
Transfer agent fees.........................................                77                        68
Custodian fees..............................................                22                        20
Legal and audit fees........................................                42                        43
Registration and filing fees................................                33                        20
Trustees'/Directors' fees and expenses......................                16                        19
Interest expense............................................                --*                       --
Printing expense............................................                59                        94
Other.......................................................                 9                         7
                                                                --------------            --------------
    Subtotal................................................             2,436                     2,051
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               400                       301
  Investor B Shares.........................................               323                       641
  Investor C Shares.........................................                65                        18
                                                                --------------            --------------
    Total expenses..........................................             3,224                     3,011
Fees waived by investment advisor, administrator and/or
  distributor...............................................                --                        --
Fees reduced by credits allowed by the custodian............                (5)                       (3)
                                                                --------------            --------------
    Net expenses............................................             3,219                     3,008
                                                                --------------            --------------
NET INVESTMENT INCOME/(LOSS)................................             9,882                     3,898
                                                                --------------            --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           (16,284)                  (11,193)
  Security transactions allocated from Portfolio+...........                --                        --
  Written options...........................................                --                        --
  Futures contracts.........................................                --                      (568)
  Foreign currency and net other assets.....................                --                        --
  Foreign currency and net other assets allocated from
    Portfolio+..............................................                --                        --
                                                                --------------            --------------
Net realized gain/(loss) on investments.....................           (16,284)                  (11,761)
                                                                --------------            --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 10)......................................           (16,093)                  (18,666)
  Securities allocated from Portfolio (Note 10)+............                --                        --
  Futures contracts.........................................                --                       112
                                                                --------------            --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (16,093)                  (18,554)
                                                                --------------            --------------
Net realized and unrealized gain/(loss) on investments......           (32,377)                  (30,315)
                                                                --------------            --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $      (22,495)           $      (26,417)
                                                                ==============            ==============

---------------

 * Amount represents less than $500.

 + Allocated from Growth & Income Master Portfolio and Blue Chip Master
   Portfolio, respectively.

 (a) Classic Value commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

        EQUITY          CLASSIC                           GROWTH &           BLUE
        INCOME          VALUE(A)          VALUE            INCOME            CHIP
--------------------------------------------------------------------------------------
    $        3,731   $          485   $        8,995   $           --   $           --
                --               --               --            1,585            4,602
                48               97              385               --               --
                --               --               --               18              310
               271               --               --               --               --
                --               --               --              332               61
                 9                1               41               22               14
                --               --               --           (2,203)          (2,754)
    --------------   --------------   --------------   --------------   --------------
             4,059              583            9,421             (246)           2,233
    --------------   --------------   --------------   --------------   --------------
               989              147            3,171               --               --
               386               52            1,122              328              689
                62               11              156              191              142
                15                6               40               --               --
                41               24               43               29               30
                24               37               22               28               24
                16                8               16               16               16
                 5               --               --*              --               --
                38               22               44               64               64
                 4                1                8                4                7
    --------------   --------------   --------------   --------------   --------------
             1,580              308            4,622              660              972
                30                4               81              203              761
               206               25              450            1,173              394
                14               47               42              159               90
    --------------   --------------   --------------   --------------   --------------
             1,830              384            5,195            2,195            2,217
               (29)             (39)              --               --               --
                --*              (1)              --*              --               --
    --------------   --------------   --------------   --------------   --------------
             1,801              344            5,195            2,195            2,217
    --------------   --------------   --------------   --------------   --------------
             2,258              239            4,226           (2,441)              16
    --------------   --------------   --------------   --------------   --------------
            32,446              893           (1,255)              --               --
                --               --               --          (59,500)         (44,801)
                --               --               --               --               --
                --               --               --               --               --
                --               --               --               --               --
                --               --               --               (8)              --
    --------------   --------------   --------------   --------------   --------------
            32,446              893           (1,255)         (59,508)         (44,801)
    --------------   --------------   --------------   --------------   --------------
           (40,259)          (5,122)         (90,385)              --               --
                --               --               --           (9,726)         (36,373)
                --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------
           (40,259)          (5,122)         (90,385)          (9,726)         (36,373)
    --------------   --------------   --------------   --------------   --------------
            (7,813)          (4,229)         (91,640)         (69,234)         (81,174)
    --------------   --------------   --------------   --------------   --------------
    $       (5,555)  $       (3,990)  $      (87,414)  $      (71,675)  $      (81,158)
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

For the six months ended September 30, 2001

                                                                  STRATEGIC                  CAPITAL
                                                                    GROWTH                    GROWTH
                                                                ----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $11, $1, $0,
  $0, $0, $0, $3 and $0, respectively)......................    $        5,739            $        2,157
Dividends allocated from Portfolio (Net of foreign
  withholding taxes of $0, $0, $0, $4, $0, $0, $0 and $0,
  respectively)+............................................                --                        --
Dividend income from affiliated funds.......................               992                       264
Dividend income from affiliated funds allocated from
  Portfolio+................................................                --                        --
Interest....................................................                --                        --
Interest allocated from Portfolio+..........................                --                        --
Securities lending..........................................                 7                        18
Expenses allocated from Portfolio+..........................                --                        --
                                                                --------------            --------------
    Total investment income.................................             6,738                     2,439
                                                                --------------            --------------
EXPENSES:
Investment advisory fee.....................................             3,968                     1,903
Administration fee..........................................             1,404                       674
Transfer agent fees.........................................               192                       102
Custodian fees..............................................                47                        24
Legal and audit fees........................................                45                        42
Registration and filing fees................................                53                        25
Trustees'/Directors' fees and expenses......................                16                        16
Interest expense............................................                --                        --*
Printing expense............................................                36                        33
Other.......................................................                 9                         5
                                                                --------------            --------------
    Subtotal................................................             5,770                     2,824
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                30                        41
  Investor B Shares.........................................                34                       225
  Investor C Shares.........................................                12                        16
                                                                --------------            --------------
    Total expenses..........................................             5,846                     3,106
Fees waived by investment advisor...........................                --                        --
Fees reduced by credits allowed by the custodian............                (2)                       --*
                                                                --------------            --------------
    Net expenses............................................             5,844                     3,106
                                                                --------------            --------------
NET INVESTMENT INCOME/(LOSS)................................               894                      (667)
                                                                --------------            --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           (91,186)                  (25,032)
  Security transactions allocated from Portfolio+...........                --                        --
  Written options...........................................                --                        --
  Futures contracts.........................................                --                        --
  Foreign currency and net other assets.....................                --                        --
  Foreign currency and net other assets allocated from
    Portfolio+..............................................                --                        --
                                                                --------------            --------------
Net realized gain/(loss) on investments.....................           (91,186)                  (25,032)
                                                                --------------            --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 10)......................................           (36,681)                  (44,206)
  Securities allocated from Portfolio (Note 10)+............                --                        --
  Futures contracts.........................................                --                        --
  Foreign currency and net other assets.....................                --                        --
                                                                --------------            --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (36,681)                  (44,206)
                                                                --------------            --------------
Net realized and unrealized gain/(loss) on investments......          (127,867)                  (69,238)
                                                                --------------            --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $     (126,973)           $      (69,905)
                                                                ==============            ==============

---------------

 * Amount represents less than $500.

 + Allocated from Focused Equities Master Portfolio.

 (b) Financial Services commenced operations on March 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

      AGGRESSIVE        FOCUSED           MIDCAP            21ST            SMALL          FINANCIAL
        GROWTH          EQUITIES          GROWTH          CENTURY          COMPANY        SERVICES(B)
-------------------------------------------------------------------------------------------------------
    $          296   $           --   $          572   $          208   $        1,347   $           29
                --            5,421               --               --               --               --
                81               --            1,720                5            1,199                8
                --              143               --               --               --               --
                --               --                9               64               --                3
                --            2,617               --               --               --               --
                20               87              160                8              262               --*
                --           (7,750)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
               397              518            2,461              285            2,808               40
    --------------   --------------   --------------   --------------   --------------   --------------
               477               --            2,083              307            3,356               20
               168            1,167              737               94              858                6
                28              763               70               24              117               11
                14               --               19                3               48               20
                40               35               42               27               42               28
                20               43               35               49               30               40
                16               16               16               16               16                8
                --               --               --               --               --               --
                32              182               32               37               46               24
                 2               13                4                1                5                2
    --------------   --------------   --------------   --------------   --------------   --------------
               797            2,219            3,038              558            4,518              159
                26              622               25               24              193               --*
                75            3,692              233              253               68               --*
                 3            1,018               17               31               15               --
    --------------   --------------   --------------   --------------   --------------   --------------
               901            7,551            3,313              866            4,794              159
                --               --               --               --             (232)            (125)
                (3)              --               (4)              --*              (1)              --*
    --------------   --------------   --------------   --------------   --------------   --------------
               898            7,551            3,309              866            4,561               34
    --------------   --------------   --------------   --------------   --------------   --------------
              (501)          (7,033)            (848)            (581)          (1,753)               6
    --------------   --------------   --------------   --------------   --------------   --------------
           (23,174)              --          (12,855)         (10,885)          (7,512)             (63)
                --         (207,376)              --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --*              --               --
                --              (40)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
           (23,174)        (207,416)         (12,855)         (10,885)          (7,512)             (63)
    --------------   --------------   --------------   --------------   --------------   --------------
            (4,703)              --         (195,487)              20          (76,009)            (356)
                --           15,579               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --*              --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            (4,703)          15,579         (195,487)              20          (76,009)            (356)
    --------------   --------------   --------------   --------------   --------------   --------------
           (27,877)        (191,837)        (208,342)         (10,865)         (83,521)            (419)
    --------------   --------------   --------------   --------------   --------------   --------------
    $      (28,378)  $     (198,870)  $     (209,190)  $      (11,446)  $      (85,274)  $         (413)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                             CONVERTIBLE SECURITIES                   ASSET ALLOCATION
                                                         -------------------------------       ------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                            ENDED                                 ENDED
                                                           9/30/01           YEAR ENDED          9/30/01          YEAR ENDED
                                                         (UNAUDITED)          3/31/01          (UNAUDITED)         3/31/01
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................     $        9,882     $       11,372     $        3,898    $        8,225
Net realized gain/(loss) on investments............            (16,284)            12,906            (11,761)           (3,626)
Net change in unrealized
  appreciation/(depreciation) of investments.......            (16,093)           (60,106)           (18,554)          (45,092)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting
  from operations..................................            (22,495)           (35,828)           (26,417)          (40,493)
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................             (1,764)            (1,035)              (448)             (436)
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................             (5,146)           (10,397)            (2,147)           (4,946)
  Investor B Shares................................               (873)              (679)              (859)           (1,703)
  Investor C Shares................................               (176)              (149)               (24)              (39)
  Seafirst Shares**................................                 --                 --                 --            (1,266)
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares.................................               (283)            (3,939)               (21)             (798)
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................               (955)           (68,053)              (366)           (8,723)
  Investor B Shares................................               (176)            (3,817)              (166)           (6,200)
  Investor C Shares................................                (35)              (930)                (4)             (134)
  Seafirst Shares**................................                 --                 --                 --            (7,245)
Distributions to shareholders in excess of net
  realized gain on investments:
  Primary A Shares.................................                 --                (73)                --                --
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................                 --             (1,257)                --                --
  Investor B Shares................................                 --                (71)                --                --
  Investor C Shares................................                 --                (17)                --                --
  Seafirst Shares**................................                 --                 --                 --                --
Net increase/(decrease) in net assets from Fund
  share transactions...............................             74,403            179,935             70,592            (5,074)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets..............             42,500             53,690             40,140           (77,057)
NET ASSETS:
Beginning of period................................            451,074            397,384            351,644           428,701
                                                        --------------     --------------     --------------    --------------
End of period......................................     $      493,574     $      451,074     $      391,784    $      351,644
                                                        ==============     ==============     ==============    ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period..............     $        1,920     $           (3)    $          653    $          233
                                                        ==============     ==============     ==============    ==============

---------------

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

(a) Classic Value commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

                EQUITY INCOME                       CLASSIC VALUE                           VALUE
------------------------------------------          --------------          --------------------------------------
      SIX MONTHS                                        PERIOD                SIX MONTHS
        ENDED                                           ENDED                   ENDED
       9/30/01                YEAR ENDED              9/30/01(A)               9/30/01                YEAR ENDED
     (UNAUDITED)               3/31/01               (UNAUDITED)             (UNAUDITED)               3/31/01
------------------------------------------------------------------------------------------------------------------
    $        2,258          $        4,859          $          239          $        4,226          $       15,284
            32,446                  25,883                     893                  (1,255)                270,594
           (40,259)               (130,290)                 (5,122)                (90,385)               (301,954)
    --------------          --------------          --------------          --------------          --------------
            (5,555)                (99,548)                 (3,990)                (87,414)                (16,076)
            (1,836)                 (4,453)                     --                  (3,621)                (14,824)
                --                      --                      --                      --                      --
              (151)                   (219)                     --                    (215)                   (865)
              (111)                   (107)                     --                    (116)                   (489)
                (7)                     (6)                     --                     (11)                    (42)
                --                      --                      --                      --                      --
                --                 (21,098)                     --                 (69,242)               (264,210)
                --                      --                      --                      --                      --
                --                  (1,347)                     --                  (5,561)                (18,874)
                --                  (2,793)                     --                  (7,789)                (25,721)
                --                    (166)                     --                    (734)                 (2,211)
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
          (114,233)                  8,302                 118,036                  21,199                (163,608)
    --------------          --------------          --------------          --------------          --------------
          (121,893)               (121,435)                114,046                (153,504)               (506,920)
           387,944                 509,379                      --*              1,011,950               1,518,870
    --------------          --------------          --------------          --------------          --------------
    $      266,051          $      387,944          $      114,046          $      858,446          $    1,011,950
    ==============          ==============          ==============          ==============          ==============
    $          153          $           --          $          239          $          263          $           --
    ==============          ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 GROWTH & INCOME                         BLUE CHIP
                                                         -------------------------------       ------------------------------
                                                          SIX MONTHS                            SIX MONTHS
                                                            ENDED                                 ENDED
                                                           9/30/01           YEAR ENDED          9/30/01          YEAR ENDED
                                                         (UNAUDITED)          3/31/01          (UNAUDITED)         3/31/01
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................     $       (2,441)    $       (3,954)    $           16    $         (746)
Net realized gain/(loss) on investments............                 --                 --                 --                --
Net realized gain/(loss) on investments allocated
  from Portfolio+..................................            (59,508)           (51,334)           (44,801)           (6,956)
Net change in unrealized
  appreciation/(depreciation) of investments.......                 --                 --                 --                --
Net change in unrealized
  appreciation/(depreciation) of investments
  allocated from Portfolio+........................             (9,726)          (164,423)           (36,373)         (220,399)
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets resulting
  from operations..................................            (71,675)          (219,711)           (81,158)         (228,101)
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................                 --                 --                 (1)              (19)
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................                 --                 --                 --               (47)
  Investor B Shares................................                 --                 --                 --                --*
  Investor C Shares................................                 --                 --                 --                --*
  Seafirst Shares**................................                 --                 --                 --                --
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares.................................                 --               (865)                --            (2,146)
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................                 --             (1,389)                --           (27,997)
  Investor B Shares................................                 --             (2,398)                --            (5,094)
  Investor C Shares................................                 --               (290)                --            (1,125)
  Seafirst Shares**................................                 --                 --                 --           (25,348)
Distributions to shareholders in excess of net
  realized gain on investments:
  Primary A Shares.................................                 --                 --                 --              (434)
  Primary B Shares.................................                 --                 --                 --                --
  Investor A Shares................................                 --                 --                 --            (5,657)
  Investor B Shares................................                 --                 --                 --            (1,030)
  Investor C Shares................................                 --                 --                 --              (227)
  Seafirst Shares**................................                 --                 --                 --            (5,122)
Net increase/(decrease) in net assets from Fund
  share transactions...............................            (35,783)           111,917                768            54,974
                                                        --------------     --------------     --------------    --------------
Net increase/(decrease) in net assets..............           (107,458)          (112,736)           (80,391)         (247,373)
NET ASSETS:
Beginning of period................................            516,543            629,279            745,737           993,110
                                                        --------------     --------------     --------------    --------------
End of period......................................     $      409,085     $      516,543     $      665,346    $      745,737
                                                        ==============     ==============     ==============    ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period..............     $       (2,441)    $           --     $           11    $           (4)
                                                        ==============     ==============     ==============    ==============

---------------

** Seafirst Shares converted into Investor A Shares on June 23, 2000.

 * Amount represents less than $500.

 + Allocated from Growth & Income Master Portfolio and Blue Chip Master
   Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

           STRATEGIC GROWTH                   CAPITAL GROWTH                   AGGRESSIVE GROWTH
                                      -------------------------------   -------------------------------
-----------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/01         YEAR ENDED        9/30/01         YEAR ENDED        9/30/01         YEAR ENDED
     (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01        (UNAUDITED)        3/31/01
-------------------------------------------------------------------------------------------------------
    $          894   $       (1,228)  $         (667)  $       (3,176)  $         (501)  $       (1,957)
           (91,186)         (84,919)         (25,032)         150,683          (23,174)          27,539
                --               --               --               --               --               --
           (36,681)        (279,463)         (44,206)        (423,082)          (4,703)        (148,812)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
          (126,973)        (365,610)         (69,905)        (275,575)         (28,378)        (123,230)
                --             (560)              --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --           (1,357)         (15,951)        (132,800)              --          (20,611)
                --               --               --               --               --               --
                --              (10)          (1,041)          (9,887)              --           (3,755)
                --               (8)          (1,528)         (13,119)              --           (3,043)
                --               (3)            (110)            (895)              --             (104)
                --               --               --               --               --               --
                --               --               --               --               --           (6,485)
                --               --               --               --               --               --
                --               --               --               --               --           (1,182)
                --               --               --               --               --             (957)
                --               --               --               --               --              (33)
                --               --               --               --               --               --
           (42,281)         698,100          (60,600)          86,769          (12,029)        (106,263)
    --------------   --------------   --------------   --------------   --------------   --------------
          (169,254)         330,552         (149,135)        (345,507)         (40,407)        (265,663)
         1,202,818          872,266         613, 346          958,853          151,356          417,019
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,033,564   $    1,202,818   $      464,211   $      613,346   $      110,949   $      151,356
    ==============   ==============   ==============   ==============   ==============   ==============
    $          894   $           --   $         (667)  $           --   $         (501)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FOCUSED EQUITIES                      MIDCAP GROWTH
                                                          -------------------------------      ------------------------------
                                                           SIX MONTHS                           SIX MONTHS
                                                             ENDED                                ENDED
                                                            9/30/01           YEAR ENDED         9/30/01          YEAR ENDED
                                                          (UNAUDITED)          3/31/01         (UNAUDITED)         3/31/01
                                                         ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........................    $       (7,033)    $      (14,883)   $         (848)   $       (1,528)
Net realized gain/(loss) on investments..............                --                 --           (12,855)           44,773
Net realized gain/(loss) on investments allocated
  from Portfolio+....................................          (207,416)          (257,149)               --                --
Net change in unrealized appreciation/(depreciation)
  of investments.....................................                --                 --          (195,487)         (136,460)
Net change in unrealized appreciation/(depreciation)
  of investments allocated from Portfolio+...........            15,579           (573,763)               --                --
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................          (198,870)          (845,795)         (209,190)          (93,215)
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................                --                 --                --                --
  Primary B Shares...................................                --                 --                --                --
  Investor A Shares..................................                --                 --                --                --
  Investor B Shares..................................                --                 --                --                --
  Investor C Shares..................................                --                 --                --                --
  Seafirst Shares**..................................                --                 --                --                --
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares...................................                --             (1,258)               --           (49,056)
  Primary B Shares...................................                --                 --                --                --
  Investor A Shares..................................                --             (2,722)               --            (4,105)
  Investor B Shares..................................                --             (3,996)               --           (10,018)
  Investor C Shares..................................                --             (1,029)               --              (640)
  Seafirst Shares**..................................                --                 --                --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................           (70,368)           377,702           357,622           252,305
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................          (269,238)          (477,098)          148,432            95,271
NET ASSETS:
Beginning of period..................................         1,791,162          2,268,260           452,197           356,926
                                                         --------------     --------------    --------------    --------------
End of period........................................    $    1,521,924     $    1,791,162    $      600,629    $      452,197
                                                         ==============     ==============    ==============    ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period................    $       (7,033)    $           --    $         (848)   $           --
                                                         ==============     ==============    ==============    ==============

---------------

 * Amount represents less than $500.

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

 + Allocated from Focused Equities Master Portfolio.

(a) 21st Century commenced operations on April 10, 2000.

(b) Financial Services commenced operations on March 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                 21ST CENTURY                                   SMALL COMPANY                       FINANCIAL SERVICES
------------------------------------------          --------------------------------------          ------------------
      SIX MONTHS                                      SIX MONTHS                                          PERIOD
        ENDED                   PERIOD                  ENDED                                             ENDED
       9/30/01                  ENDED                  9/30/01                YEAR ENDED                9/30/01(B)
     (UNAUDITED)              3/31/01(A)             (UNAUDITED)               3/31/01                 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
    $         (581)         $       (1,094)         $       (1,753)         $       (5,167)           $            6
           (10,885)                (27,841)                 (7,512)                 49,901                       (63)
                --                      --                      --                      --                        --
                20                  (3,281)                (76,009)               (342,864)                     (356)
                --                      --                      --                      --                        --
    --------------          --------------          --------------          --------------            --------------
           (11,446)                (32,216)                (85,274)               (298,130)                     (413)
                --                      --                      --                      --                        --
                --                      --                      --                      --                        --
                --                      --                      --                      --                        --
                --                      --                      --                      --                        --
                --                      --                      --                      --                        --
                --                      --                      --                      --                        --
                --                      --                      --                 (70,449)                       --
                --                      --                      --                      --                        --
                --                      --                      --                 (22,843)                       --
                --                      --                      --                  (1,589)                       --
                --                      --                      --                    (406)                       --
                --                      --                      --                      --                        --
            (9,125)                114,507                 120,641                 121,000                     5,179
    --------------          --------------          --------------          --------------            --------------
           (20,571)                 82,291                  35,367                (272,417)                    4,766
            82,291                      --                 638,260                 910,677                       --*
    --------------          --------------          --------------          --------------            --------------
    $       61,720          $       82,291          $      673,627          $      638,260            $        4,766
    ==============          ==============          ==============          ==============            ==============
    $         (581)         $           --          $       (1,753)         $           --            $            6
    ==============          ==============          ==============          ==============            ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                        CONVERTIBLE SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   9,911    $ 159,237       4,303    $ 74,930
  Issued as reinvestment of dividends.......................      19          311          56         979
  Redeemed..................................................  (7,152)    (115,271)       (263)     (4,739)
                                                              ------    ---------      ------    --------
  Net increase/(decrease)...................................   2,778    $  44,277       4,096    $ 71,170
                                                              ======    =========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,343    $  21,734       1,877    $ 34,026
  Issued as reinvestment of dividends.......................     349        5,584       4,124      74,335
  Redeemed..................................................  (1,696)     (27,149)     (2,979)    (54,653)
                                                              ------    ---------      ------    --------
  Net increase/(decrease)...................................      (4)   $     169       3,022    $ 53,708
                                                              ======    =========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   1,831    $  29,544       2,606    $ 46,115
  Issued as reinvestment of dividends.......................      57          910         241       4,250
  Redeemed..................................................    (369)      (5,762)       (227)     (3,928)
                                                              ------    ---------      ------    --------
  Net increase/(decrease)...................................   1,519    $  24,692       2,620    $ 46,437
                                                              ======    =========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     386    $   6,305         486    $  8,810
  Issued as reinvestment of dividends.......................      10          159          52         935
  Redeemed..................................................     (75)      (1,199)        (64)     (1,125)
                                                              ------    ---------      ------    --------
  Net increase/(decrease)...................................     321    $   5,265         474    $  8,620
                                                              ======    =========      ======    ========
  Total net increase/(decrease).............................   4,614    $  74,403      10,212    $179,935
                                                              ======    =========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                            ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2001
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     10     $    187           84    $   1,988
  Issued in exchange for assets of Boatmen's Trust Company
    Balanced Investment Fund (Note 10)......................     --           --          595       13,617
  Issued in exchange for Primary A Shares of Nations
    Balanced Assets Fund (Note 10)..........................  1,518       32,586
  Issued as reinvestment of dividends.......................      5          105           38          851
  Redeemed..................................................    (46)        (933)        (723)     (17,027)
                                                              -----     --------      -------    ---------
  Net increase/(decrease)...................................  1,487     $ 31,945           (6)   $    (571)
                                                              =====     ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    243     $  5,074        8,718    $ 203,704
  Issued in exchange for Investor A Shares of Nations
    Balanced Assets Fund (Note 10)..........................    701       15,029
  Issued as reinvestment of dividends.......................    123        2,454          592       13,217
  Redeemed..................................................   (949)     (19,504)      (1,339)     (30,373)
                                                              -----     --------      -------    ---------
  Net increase/(decrease)...................................    118     $  3,053        7,971    $ 186,548
                                                              =====     ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    222     $  4,547          713    $  16,349
  Issued in exchange for Investor B Shares of Nations
    Balanced Assets Fund (Note 10)..........................  1,944       41,435
  Issued as reinvestment of dividends.......................     46          913          306        6,828
  Redeemed..................................................   (628)     (12,721)        (856)     (19,326)
                                                              -----     --------      -------    ---------
  Net increase/(decrease)...................................  1,584     $ 34,174          163    $   3,851
                                                              =====     ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     30     $    630           42    $     963
  Issued in exchange for Investor C Shares of Nations
    Balanced Assets Fund (Note 10)..........................     90        1,912
  Issued as reinvestment of dividends.......................      1           26            7          164
  Redeemed..................................................    (57)      (1,148)         (19)        (440)
                                                              -----     --------      -------    ---------
  Net increase/(decrease)...................................     64     $  1,420           30    $     687
                                                              =====     ========      =======    =========
SEAFIRST SHARES:**
  Sold......................................................     --     $     --            3    $  (1,244)
  Issued as reinvestment of dividends.......................     --           --          511        8,511
  Redeemed..................................................     --           --      (11,904)    (202,856)
                                                              -----     --------      -------    ---------
  Net increase/(decrease)...................................     --     $     --      (11,390)   $(195,589)
                                                              =====     ========      =======    =========
  Total net increase/(decrease).............................  3,253     $ 70,592       (3,232)   $  (5,074)
                                                              =====     ========      =======    =========

---------------

  * Amount represents less than 500 shares and/or $500, as applicable.

 ** Seafirst Shares converted into Investors A Shares on June 23, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              EQUITY INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................      474    $   4,292        4,627    $  46,558
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Income Fund (Note 10)............................       --           --        8,529       95,694
  Issued in exchange for assets of BCA Equity Income Fund
    (Note 10)...............................................       --           --        8,236       92,411
  Issued as reinvestment of dividends.......................        2           14           67          693
  Redeemed..................................................  (12,581)    (114,283)     (19,102)    (205,163)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (12,105)   $(109,977)       2,357    $  30,193
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      612    $   5,631        2,329    $  25,364
  Issued as reinvestment of dividends.......................       13          119          134        1,369
  Redeemed..................................................     (434)      (3,953)      (2,914)     (31,664)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      191    $   1,797         (451)   $  (4,931)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       36    $     321           76    $     802
  Issued as reinvestment of dividends.......................       11          101          264        2,696
  Redeemed..................................................     (692)      (6,207)      (1,855)     (19,717)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (645)   $  (5,785)      (1,515)   $ (16,219)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................        5    $      46           18    $     194
  Issued as reinvestment of dividends.......................        1            7           16          163
  Redeemed..................................................      (35)        (321)        (100)      (1,098)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (29)   $    (268)         (66)   $    (741)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (12,588)   $(114,233)         325    $   8,302
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                CLASSIC VALUE
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2001
                                                                 (UNAUDITED)
                                                              ------------------
                                                              SHARES    DOLLARS
                                                              ------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   8,172    $ 87,466
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................    (287)     (3,091)
                                                              ------    --------
  Net increase/(decrease)...................................   7,885    $ 84,375
                                                              ======    ========
INVESTOR A SHARES:+
  Sold......................................................     558    $  5,925
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................     (88)       (910)
                                                              ------    --------
  Net increase/(decrease)...................................     470    $  5,015
                                                              ======    ========
INVESTOR B SHARES:+
  Sold......................................................   1,137    $ 12,035
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................     (56)       (581)
                                                              ------    --------
  Net increase/(decrease)...................................   1,081    $ 11,454
                                                              ======    ========
INVESTOR C SHARES:+
  Sold......................................................   1,670    $ 17,502
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................     (29)       (310)
                                                              ------    --------
  Net increase/(decrease)...................................   1,641    $ 17,192
                                                              ======    ========
  Total net increase/(decrease).............................  11,077    $118,036
                                                              ======    ========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

+ Classic Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001, April 17, 2001, April 17, 2001 and April 17, 2001, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2001
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,874    $ 53,703       13,724    $ 187,454
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Value Fund (Note 10).............................      --          --        8,401      119,967
  Issued in exchange for assets of Bank IV Kansas Stock Fund
    (Note 10)...............................................      --          --        3,322       47,444
  Issued as reinvestment of dividends.......................   4,090      49,922       10,399      140,495
  Redeemed..................................................  (6,837)    (81,156)     (47,130)    (650,863)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,127    $ 22,469      (11,284)   $(155,503)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     592    $  7,157        2,029    $  28,207
  Issued as reinvestment of dividends.......................     407       4,963        1,270       17,208
  Redeemed..................................................  (1,057)    (12,430)      (3,772)     (52,575)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (58)   $   (310)        (473)   $  (7,160)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     351    $  4,075          461    $   6,099
  Issued as reinvestment of dividends.......................     619       7,397        1,878       24,984
  Redeemed..................................................  (1,087)    (12,381)      (2,419)     (32,995)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (117)   $   (909)         (80)   $  (1,912)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      79    $    917          105    $   1,395
  Issued as reinvestment of dividends.......................      60         713          165        2,187
  Redeemed..................................................    (150)     (1,681)        (199)      (2,615)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (11)   $    (51)          71    $     967
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   1,941    $ 21,199      (11,766)   $(163,608)
                                                              ======    ========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                           GROWTH & INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     838    $ 12,848       3,718    $ 68,304
  Issued as reinvestment of dividends.......................      --          --          22         394
  Redeemed..................................................  (1,483)    (22,310)     (3,568)    (64,897)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (645)   $ (9,462)        172    $  3,801
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,668    $ 25,009       7,578    $138,255
  Issued as reinvestment of dividends.......................      --          --          63       1,161
  Redeemed..................................................  (2,315)    (33,989)     (4,748)    (85,066)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (647)   $ (8,980)      2,893    $ 54,350
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     712    $ 10,422       4,479    $ 82,747
  Issued as reinvestment of dividends.......................      --*         --*        123       2,210
  Redeemed..................................................  (1,902)    (26,289)     (2,475)    (42,741)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,190)   $(15,867)      2,127    $ 42,216
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     209    $  3,024       1,144    $ 20,876
  Issued as reinvestment of dividends.......................      --          --          13         244
  Redeemed..................................................    (314)     (4,498)       (566)     (9,570)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (105)   $ (1,474)        591    $ 11,550
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,587)   $(35,783)      5,783    $111,917
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                               BLUE CHIP
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2001
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,309    $ 35,833        1,128    $  35,311
  Issued as reinvestment of dividends.......................      --          --           37        1,238
  Redeemed..................................................    (300)     (8,193)        (281)      (9,285)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,009    $ 27,640          884    $  27,264
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     396    $ 10,708       14,386    $ 491,446
  Issued as reinvestment of dividends.......................      --          --          945       31,343
  Redeemed..................................................  (1,454)    (38,526)      (3,114)    (100,615)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (1,058)   $(27,818)      12,217    $ 422,174
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     325    $  8,683        1,189    $  39,252
  Issued as reinvestment of dividends.......................      --          --          177        5,811
  Redeemed..................................................    (345)     (8,747)        (504)     (15,554)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (20)   $    (64)         862    $  29,509
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     100    $  2,622          256    $   8,277
  Issued as reinvestment of dividends.......................      --          --           41        1,336
  Redeemed..................................................     (61)     (1,612)        (105)      (3,215)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      39    $  1,010          192    $   6,398
                                                              ======    ========      =======    =========
SEAFIRST SHARES:**
  Sold......................................................      --    $     --           45    $   1,381
  Issued as reinvestment of dividends.......................      --          --        1,047       30,470
  Redeemed..................................................      --          --      (15,610)    (462,222)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      --    $     --      (14,518)   $(430,371)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................     (30)   $    768         (363)   $  54,974
                                                              ======    ========      =======    =========

---------------

** Seafirst Shares converted into Investor A Shares on June 23, 2000.

 * Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   12,926    $ 166,710       41,452    $ 624,841
  Issued in exchange for assets of BCA Diversified Stock
    Fund (Note 10)..........................................       --           --       19,506      307,415
  Issued as reinvestment of dividends.......................       --           --            9          135
  Redeemed..................................................  (17,533)    (227,785)     (16,684)    (250,071)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (4,607)   $ (61,075)      44,283    $ 682,320
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,029    $  26,328        1,733    $  26,456
  Issued as reinvestment of dividends.......................       --           --            1            9
  Redeemed..................................................     (610)      (7,764)      (1,102)     (15,994)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,419    $  18,564          632    $  10,471
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       35    $     441          343    $   5,403
  Issued as reinvestment of dividends.......................       --           --            1            8
  Redeemed..................................................      (48)        (580)         (86)      (1,266)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (13)   $    (139)         258    $   4,145
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       36    $     462          100    $   1,518
  Issued as reinvestment of dividends.......................       --           --           --*           3
  Redeemed..................................................       (7)         (93)         (27)        (357)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       29    $     369           73    $   1,164
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (3,172)   $ (42,281)      45,246    $ 698,100
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2001
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    3,539    $ 29,572       24,361    $ 279,518
  Issued as reinvestment of dividends.......................      628       5,857        4,523       50,458
  Redeemed..................................................  (10,763)    (91,910)     (20,791)    (246,813)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (6,596)   $(56,481)       8,093    $  83,163
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      525    $  4,367        8,560    $ 112,054
  Issued as reinvestment of dividends.......................       99         906          755        8,291
  Redeemed..................................................     (739)     (6,040)      (9,611)    (123,107)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (115)   $   (767)        (296)   $  (2,762)
                                                              =======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      115    $    852          433    $   4,873
  Issued as reinvestment of dividends.......................      174       1,460        1,236       12,568
  Redeemed..................................................     (742)     (5,487)      (1,155)     (11,999)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (453)   $ (3,175)         514    $   5,442
                                                              =======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       12    $     90           49    $     588
  Issued as reinvestment of dividends.......................       12         100           79          814
  Redeemed..................................................      (50)       (367)         (45)        (476)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      (26)   $   (177)          83    $     926
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................   (7,190)   $(60,600)       8,394    $  86,769
                                                              =======    ========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                           AGGRESSIVE GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      -------------------
                                                              SHARES    DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     229    $  2,572         433    $   8,044
  Issued in exchange for assets of BCA Retail Trust Equity
    Fund (Note 10)..........................................      --          --       1,485       28,949
  Issued as reinvestment of dividends.......................      --          --       1,409       21,618
  Redeemed..................................................    (932)     (9,842)     (8,196)    (154,852)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................    (703)   $ (7,270)     (4,869)   $ (96,241)
                                                              ======    ========      ======    =========
INVESTOR A SHARES:
  Sold......................................................     322    $  3,420       1,366    $  25,038
  Issued as reinvestment of dividends.......................      --          --         303        4,592
  Redeemed..................................................    (574)     (5,938)     (1,861)     (33,329)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................    (252)   $ (2,518)       (192)   $  (3,699)
                                                              ======    ========      ======    =========
INVESTOR B SHARES:
  Sold......................................................      26    $    260          43    $     711
  Issued as reinvestment of dividends.......................      --          --         268        3,827
  Redeemed..................................................    (257)     (2,409)       (648)     (10,539)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................    (231)   $ (2,149)       (337)   $  (6,001)
                                                              ======    ========      ======    =========
INVESTOR C SHARES:
  Sold......................................................       2    $     19           5    $      75
  Issued as reinvestment of dividends.......................      --          --           9          133
  Redeemed..................................................     (12)       (111)        (31)        (530)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................     (10)   $    (92)        (17)   $    (322)
                                                              ======    ========      ======    =========
  Total net increase/(decrease).............................  (1,196)   $(12,029)     (5,415)   $(106,263)
                                                              ======    ========      ======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            FOCUSED EQUITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2001
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,791    $ 43,239       23,979    $ 481,030
  Issued as reinvestment of dividends.......................      --          --           31          612
  Redeemed..................................................  (3,653)    (56,246)     (15,395)    (296,319)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (862)   $(13,007)       8,615    $ 185,323
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   4,578    $ 71,461       17,843    $ 349,226
  Issued as reinvestment of dividends.......................      --*         --*         131        2,551
  Redeemed..................................................  (5,126)    (77,691)     (16,475)    (305,968)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (548)   $ (6,230)       1,499    $  45,809
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................   1,897    $ 29,016       11,165    $ 218,887
  Issued as reinvestment of dividends.......................      --*         --*         193        3,708
  Redeemed..................................................  (4,849)    (70,907)      (7,024)    (127,737)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (2,952)   $(41,891)       4,334    $  94,858
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   1,063    $ 16,323        5,140    $ 100,905
  Issued as reinvestment of dividends.......................      --          --           49          940
  Redeemed..................................................  (1,714)    (25,563)      (2,736)     (50,133)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (651)   $ (9,240)       2,453    $  51,712
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (5,013)   $(70,368)      16,901    $ 377,702
                                                              ======    ========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                             MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2001
                                                              ------------------      -------------------
                                                              SHARES    DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  27,705    $420,228      15,842    $ 267,234
  Issued as reinvestment of dividends.......................      --          --       1,824       33,238
  Redeemed..................................................  (5,023)    (72,386)     (3,722)     (69,296)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................  22,682    $347,842      13,944    $ 231,176
                                                              ======    ========      ======    =========
INVESTOR A SHARES:
  Sold......................................................   1,472    $ 20,767       8,527    $ 160,482
  Issued as reinvestment of dividends.......................      --          --         200        3,531
  Redeemed..................................................    (984)    (13,923)     (8,597)    (161,868)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................     488    $  6,844         130    $   2,145
                                                              ======    ========      ======    =========
INVESTOR B SHARES:
  Sold......................................................     711    $  9,385         922    $  15,604
  Issued as reinvestment of dividends.......................      --          --         593        9,608
  Redeemed..................................................    (513)     (6,378)       (510)      (8,365)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................     198    $  3,007       1,005    $  16,847
                                                              ======    ========      ======    =========
INVESTOR C SHARES:
  Sold......................................................      74    $    976         188    $   3,217
  Issued as reinvestment of dividends.......................      --          --          35          574
  Redeemed..................................................     (84)     (1,047)       (100)      (1,654)
                                                              ------    --------      ------    ---------
  Net increase/(decrease)...................................     (10)   $    (71)        123    $   2,137
                                                              ======    ========      ======    =========
  Total net increase/(decrease).............................  23,358    $357,622      15,202    $ 252,305
                                                              ======    ========      ======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2001          PERIOD ENDED
                                                                  (UNAUDITED)            MARCH 31, 2001
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................      86     $   631        1,161    $ 10,793
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (399)     (2,536)        (347)     (3,291)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (313)    $(1,905)         814    $  7,502
                                                              ======     =======       ======    ========
INVESTOR A SHARES:+
  Sold......................................................      55     $   395        3,791    $ 35,864
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (439)     (2,977)        (972)     (8,241)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (384)    $(2,582)       2,819    $ 27,623
                                                              ======     =======       ======    ========
INVESTOR B SHARES:+
  Sold......................................................     219     $ 1,540        8,142    $ 77,371
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (776)     (5,225)        (854)     (7,062)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (557)    $(3,685)       7,288    $ 70,309
                                                              ======     =======       ======    ========
INVESTOR C SHARES:+
  Sold......................................................      17     $   124        1,128    $ 10,604
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (155)     (1,077)        (180)     (1,531)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (138)    $  (953)         948    $  9,073
                                                              ======     =======       ======    ========
  Total net increase/(decrease).............................  (1,392)    $(9,125)      11,869    $114,507
                                                              ======     =======       ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

+ 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2001
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   21,422    $ 308,100       30,059    $ 551,615
  Issued in exchange for assets of Boatmen's Trust Company
    Managed Small Capitalization Fund (Note 10).............       --           --        4,939       88,407
  Issued as reinvestment of dividends.......................       --           --        2,589       45,725
  Redeemed..................................................  (13,199)    (185,753)     (31,324)    (563,141)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    8,223    $ 122,347        6,263    $ 122,606
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,843    $  40,825       27,263    $ 510,037
  Issued as reinvestment of dividends.......................       --           --        1,211       21,153
  Redeemed..................................................   (3,109)     (44,548)     (28,577)    (538,591)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (266)   $  (3,723)        (103)   $  (7,401)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      238    $   3,280          311    $   5,648
  Issued as reinvestment of dividends.......................       --           --           86        1,462
  Redeemed..................................................     (105)      (1,396)        (130)      (2,277)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      133    $   1,884          267    $   4,833
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       76    $   1,064           78    $   1,427
  Issued as reinvestment of dividends.......................       --           --           22          386
  Redeemed..................................................      (66)        (931)         (49)        (851)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       10    $     133           51    $     962
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    8,100    $ 120,641        6,478    $ 121,000
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              FINANCIAL SERVICES
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2001
                                                                  (UNAUDITED)
                                                              -------------------
                                                              SHARES      DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   501        $5,010
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    --            --
                                                               ---        ------
  Net increase/(decrease)...................................   501        $5,010
                                                               ===        ======
INVESTOR A SHARES:+
  Sold......................................................     5        $   53
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    --*           (1)
                                                               ---        ------
  Net increase/(decrease)...................................     5        $   52
                                                               ===        ======
INVESTOR B SHARES:+
  Sold......................................................    12        $  121
  Issued as reinvestment of dividends.......................    --            --
  Redeemed..................................................    --*           (4)
                                                               ---        ------
  Net increase/(decrease)...................................    12        $  117
                                                               ===        ======
  Total net increase/(decrease).............................   518        $5,179
                                                               ===        ======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

+ Financial Services Primary A, Investor A and Investor B Shares commenced operations on March 30, 2001, April 12, 2001 and April 12, 2001, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

                      (This page intentionally left blank)

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $16.05         $0.34           $(0.97)          $(0.63)         $(0.28)       $(0.05)
Year ended 3/31/2001.................     22.18          0.51            (2.00)           (1.49)          (0.60)        (3.97)
Period ended 3/31/2000***#...........     18.15          0.42             5.52             5.94           (0.50)        (1.41)
INVESTOR A SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $16.04         $0.33           $(0.96)          $(0.63)         $(0.28)       $(0.05)
Year ended 3/31/2001.................     22.17          0.51            (2.05)           (1.54)          (0.55)        (3.97)
Period ended 3/31/2000#..............     18.31          0.46             5.26             5.72           (0.45)        (1.41)
Period ended 5/14/1999...............     17.34          0.12             0.96             1.08           (0.11)           --
Year ended 2/28/1999.................     17.28          0.51             0.25             0.76           (0.52)        (0.18)
Year ended 2/28/1998.................     17.35          0.58             2.89             3.47           (0.59)        (2.95)
Year ended 2/28/1997**...............     16.42          0.57             2.34             2.91           (0.57)        (1.41)
INVESTOR B SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $15.92         $0.26           $(0.89)          $(0.63)         $(0.28)       $(0.05)
Year ended 3/31/2001.................     22.06          0.35            (2.00)           (1.65)          (0.45)        (3.97)
Period ended 3/31/2000#..............     18.27          0.44             5.12             5.56           (0.36)        (1.41)
Period ended 5/14/1999...............     17.30          0.09             0.96             1.05           (0.27)           --
Period ended 2/28/1999***............     17.67          0.22            (0.17)            0.05           (0.24)        (0.18)
INVESTOR C SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $16.08         $0.26           $(0.90)          $(0.64)         $(0.28)       $(0.05)
Year ended 3/31/2001.................     22.23          0.35            (2.02)           (1.67)          (0.44)        (3.97)
Period ended 3/31/2000#..............     18.35          0.38             5.22             5.60           (0.31)        (1.41)
Period ended 5/14/1999...............     17.37          0.10             0.97             1.07           (0.09)           --
Year ended 2/28/1999.................     17.24          0.40             0.31             0.71           (0.40)        (0.18)
Year ended 2/28/1998.................     17.30          0.48             2.89             3.37           (0.48)        (2.95)
Period ended 2/28/1997***............     16.24          0.32             2.43             2.75           (0.28)        (1.41)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

 *** Convertible Securities Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and October 21, 1996, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS


                                                                          RATIO OF              RATIO OF
DISTRIBUTIONS        TOTAL                                  NET ASSETS    OPERATING          NET INVESTMENT
  IN EXCESS        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO        INCOME/(LOSS) TO   PORTFOLIO
    OF NET            AND            VALUE        TOTAL       PERIOD     AVERAGE NET          AVERAGE NET      TURNOVER
REALIZED GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS                ASSETS          RATE
------------------------------------------------------------------------------------------------------------------------
    $   --          $(0.33)         $15.09        (4.60)%    $113,038       0.98%+(a)(b)          4.24%+           20%
     (0.07)          (4.64)          16.05        (7.59)       75,627       0.99(a)(b)            3.08             73
        --           (1.91)          22.18        35.21        13,688       0.97+(b)              2.21+            65
    $   --          $(0.33)         $15.08        (4.72)%    $296,948       1.23%+(a)(b)          3.99%+           20%
     (0.07)          (4.59)          16.04        (7.88)      315,857       1.24(a)(b)            2.86             73
        --           (1.86)          22.17        33.68       369,488       1.22+(b)              1.96+            65
        --           (0.11)          18.31         6.25       352,000      1.30+                  3.07+            16
        --           (0.70)          17.34         4.64       356,000       1.15(a)               2.97             66
        --           (3.54)          17.28        21.54       391,000       1.10(a)               3.35             69
        --           (1.98)          17.35        18.53       309,000       1.18(a)               3.40            124
    $   --          $(0.33)         $14.96        (5.08)%    $ 69,496       1.98%+(a)(b)          3.24%+           20%
     (0.07)          (4.49)          15.92        (8.49)       49,763       1.99(a)(b)            2.08             73
        --           (1.77)          22.06        32.76        11,175       1.97+(b)              1.21+            65
        --           (0.08)          18.27         6.10         4,000      2.06+                  2.34+            16
        --           (0.42)          17.30         0.44         3,000       1.96+(a)              2.14+            66
    $   --          $(0.33)         $15.11        (5.09)%    $ 14,092       1.98%+(a)(b)          3.24%+           20%
     (0.07)          (4.48)          16.08        (8.50)        9,827       1.99(a)(b)            2.08             73
        --           (1.72)          22.23        32.81         3,033       1.97+(b)              1.21+            65
        --           (0.09)          18.35         6.17         4,000      1.80+                  2.56+            16
        --           (0.58)          17.37         4.29         4,000       1.65(a)               2.45             66
        --           (3.43)          17.24        20.97         3,000       1.60                  2.85             69
        --           (1.69)          17.30        17.47         1,000      1.66+                  2.85+           124


WITHOUT WAIVERS
AND/OR EXPENSE
REIMBURSEMENTS
---------------
   RATIO OF
   OPERATING
  EXPENSES TO
    AVERAGE
  NET ASSETS
---------------
     0.98%+(a)
     1.00(a)
    0.98+
     1.23%+(a)
     1.25(a)
    1.23+
    1.32+
     1.16(a)
     1.12(a)
     1.19(a)
     1.98%+(a)
     2.00(a)
    1.98+
    2.08+
     1.97(a)+
     1.98%+(a)
     2.00(a)
    1.98+
    2.07+
     1.91(a)
     1.86
    1.91+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $20.32         $0.26           $(1.27)          $(1.01)         $(0.21)       $(0.03)
Year ended 3/31/2001#................     24.35          0.57            (2.84)           (2.27)          (0.55)        (1.21)
Period ended 3/31/2000***#...........     23.06          0.49             1.93             2.42           (0.41)        (0.72)
INVESTOR A SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $20.32         $0.22           $(1.27)          $(1.05)         $(0.18)       $(0.03)
Year ended 3/31/2001#................     24.35          0.50            (2.82)           (2.32)          (0.50)        (1.21)
Period ended 3/31/2000#..............     23.40          0.43             1.59             2.02           (0.35)        (0.72)
Period ended 5/14/1999...............     22.50          0.10             0.91             1.01           (0.11)           --
Year ended 2/28/1999.................     21.41          0.55             2.48             3.03           (0.45)        (1.49)
Year ended 2/28/1998.................     19.40          0.52             3.72             4.24           (0.47)        (1.76)
Year ended 2/28/1997**...............     17.52          0.48             2.50             2.98           (0.46)        (0.64)
INVESTOR B SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $20.22         $0.15           $(1.25)          $(1.10)         $(0.13)       $(0.03)
Year ended 3/31/2001#................     24.24          0.33            (2.81)           (2.48)          (0.33)        (1.21)
Period ended 3/31/2000#..............     23.32          0.47             1.39             1.86           (0.22)        (0.72)
Period ended 5/14/1999...............     22.45          0.06             0.89             0.95           (0.08)           --
Period ended 2/28/1999***............     23.17          0.22             0.75             0.97           (0.20)        (1.49)
INVESTOR C SHARES*
Six months ended 9/30/2001#
  (unaudited)........................    $20.24         $0.15           $(1.25)          $(1.10)         $(0.13)       $(0.03)
Year ended 3/31/2001#................     24.27          0.33            (2.82)           (2.49)          (0.33)        (1.21)
Period ended 3/31/2000#..............     23.33          0.42             1.43             1.85           (0.19)        (0.72)
Period ended 5/14/1999                    22.45          0.05             0.92             0.97           (0.09)           --
Year ended 2/28/1999.................     21.36          0.44             2.49             2.93           (0.35)        (1.49)
Year ended 2/28/1998.................     19.40          0.41             3.66             4.07           (0.36)        (1.75)
Period ended 2/28/1997***............   17.23..          0.19             2.80             2.99           (0.18)        (0.64)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

*** Asset Allocation Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and November 11, 1996, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF       RATIO OF NET                    RATIO OF
    TOTAL                                  NET ASSETS    OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER      AVERAGE NET
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE          ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.24)...      $19.07         (5.00)%   $ 40,422       1.01%+(a)        2.38%+           94%          1.01%+(a)
    (1.76)...       20.32         (9.83)      12,847       0.98(a)(b)       2.45             88           1.00(a)
    (1.13)...       24.35         10.88       15,532       0.95+(a)(b)       1.85+           84           1.02+(a)
   $(0.21)...      $19.06         (5.18)%   $219,505       1.26%+(a)        2.13%+           94%          1.26%+(a)
    (1.71)...       20.32        (10.05)     231,520       1.23(a)(b)       2.20             88           1.25(a)
    (1.07)...       24.35          8.99       83,412       1.20+(a)(b)       1.60+           84           1.27+(a)
    (0.11)...       23.40          4.50       72,000      1.18+             2.01+            20          1.20+
    (1.94)...       22.50         14.72       72,000       0.94             2.64            114           0.94
    (2.23)...       21.41         23.07       49,000       1.03             2.67             67           1.09
    (1.10)...       19.40         17.64       35,000       1.25             2.59            116           1.94
   $(0.16)...      $18.96         (5.49)%   $128,263       2.01%+(a)        1.38%+           94%          2.01%+(a)
    (1.54)...       20.22        (10.73)     104,745       1.98(a)(b)       1.45             88           2.00(a)
    (0.94)...       24.24          8.31      121,644       1.95+(a)(b)       0.85+           84           2.02+(a)
    (0.08)...       23.32          4.26       10,000      1.95+             1.26+            20          1.97+
    (1.69)...       22.45          4.59        6,000      1.74+             1.92+           114           1.74
   $(0.16)...      $18.98         (5.51)%   $  3,594       2.01%+(a)        1.38%+           94%          2.01%+(a)
    (1.54)...       20.24        (10.74)       2,532       1.98(a)(b)       1.45             88           2.00(a)
    (0.91)...       24.27          8.24        2,305       1.95+(a)(b)       0.85+           84           2.02+(a)
    (0.09)...       23.33          4.31        2,000      1.67+             1.52+            20          1.96+
    (1.84)...       22.45         14.23        2,000       1.44             2.14            114           1.69
    (2.11)...       21.36         22.10        2,000       1.52             2.17             67           1.58
    (0.82)...       19.40         17.69        1,000      1.94+             2.31+           116          3.26+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
EQUITY INCOME
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $ 8.74         $0.07           $(0.37)          $(0.30)         $(0.07)       $   --
Year ended 3/31/2001.................     11.57          0.11            (2.30)           (2.19)          (0.11)        (0.53)
Year ended 3/31/2000.................     11.36          0.15             0.36             0.51           (0.15)        (0.15)
Year ended 3/31/1999#................     13.94          0.23            (1.45)           (1.22)          (0.23)        (1.13)
Year ended 3/31/1998#................     12.30          0.29             3.79             4.08           (0.28)        (2.16)
Year ended 3/31/1997.................     13.14          0.43             1.55             1.98           (0.41)        (2.41)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $ 8.72         $0.06           $(0.38)          $(0.32)         $(0.06)       $   --
Year ended 3/31/2001.................     11.52          0.09            (2.28)           (2.19)          (0.08)        (0.53)
Year ended 3/31/2000.................     11.31          0.12             0.36             0.48           (0.12)        (0.15)
Year ended 3/31/1999#................     13.89          0.20            (1.45)           (1.25)          (0.20)        (1.13)
Year ended 3/31/1998#................     12.26          0.26             3.77             4.03           (0.24)        (2.16)
Year ended 3/31/1997.................     13.11          0.36             1.58             1.94           (0.38)        (2.41)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $ 8.70         $0.02           $(0.36)          $(0.34)         $(0.03)       $   --
Year ended 3/31/2001.................     11.51          0.00##          (2.26)           (2.26)          (0.02)        (0.53)
Year ended 3/31/2000.................     11.31          0.03             0.36             0.39           (0.04)        (0.15)
Year ended 3/31/1999#................     13.87          0.11            (1.45)           (1.34)          (0.09)        (1.13)
Year ended 3/31/1998#................     12.25          0.17             3.77             3.94           (0.16)        (2.16)
Year ended 3/31/1997.................     13.10          0.31             1.57             1.88           (0.32)        (2.41)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)........................    $ 8.82         $0.02           $(0.37)          $(0.35)         $(0.03)       $   --
Year ended 3/31/2001.................     11.66          0.00##          (2.29)           (2.29)          (0.02)        (0.53)
Year ended 3/31/2000.................     11.45          0.03             0.37             0.40           (0.04)        (0.15)
Year ended 3/31/1999 #...............     14.01          0.12            (1.44)           (1.32)          (0.11)        (1.13)
Year ended 3/31/1998#................     12.35          0.18             3.83             4.01           (0.19)        (2.16)
Year ended 3/31/1997.................     13.19          0.33             1.59             1.92           (0.35)        (2.41)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.07)         $ 8.37         (3.64)%   $206,040       0.93%+(a)(b)       1.49%+         61%          0.94%+(a)
    (0.64)           8.74        (19.73)     321,026       0.87(a)(b)       1.06            139           0.87(a)
    (0.30)          11.57          4.51      397,479       0.85(a)(b)       1.25             54           0.85(a)
    (1.36)          11.36         (9.40)     575,076       0.80(a)(b)       1.92             69           0.80(a)
    (2.44)          13.94         37.21      915,630       0.86(a)          2.22             74           0.86(a)
    (2.82)          12.30         15.62      200,772       0.91(a)          3.09            102           0.91(a)
   $(0.06)         $ 8.34         (3.75)%   $ 22,145       1.18%+(a)(b)       1.24%+         61%          1.19%+(a)
    (0.61)           8.72        (19.75)      21,475       1.12(a)(b)       0.81            139           1.12(a)
    (0.27)          11.52          4.26       33,569       1.10(a)(b)       1.00             54           1.10(a)
    (1.33)          11.31         (9.87)      51,278       1.05(a)(b)       1.67             69           1.05(a)
    (2.40)          13.89         36.92       68,006       1.11(a)          1.97             74           1.11(a)
    (2.79)          12.26         15.30       47,891       1.16(a)          2.84            102           1.16(a)
   $(0.03)         $ 8.33         (4.10)%   $ 35,512       1.93%+(a)(b)       0.49%+         61%          1.94%+(a)
    (0.55)           8.70        (20.35)      42,724       1.87(a)(b)       0.06            139           1.87(a)
    (0.19)          11.51          3.43       73,966       1.85(a)(b)       0.25             54           1.85(a)
    (1.22)          11.31        (10.49)     107,747       1.80(a)(b)       0.92             69           1.80(a)
    (2.32)          13.87         36.02      144,929       1.78(a)          1.30             74           1.78(a)
    (2.73)          12.25         14.76      108,055       1.66(a)          2.34            102           1.66(a)
   $(0.03)         $ 8.44         (4.04)%   $  2,354       1.93%+(a)(b)       0.49%+         61%          1.94%+(a)
    (0.55)           8.82        (20.34)       2,719       1.87(a)(b)       0.06            139           1.87(a)
    (0.19)          11.66          3.46        4,365       1.85(a)(b)       0.25             54           1.85(a)
    (1.24)          11.45        (10.28)       5,801       1.64(a)(b)       1.08             69           1.80(a)
    (2.35)          14.01         36.28       10,348       1.69(a)          1.39             74           1.69(a)
    (2.76)          12.35         15.01        5,007       1.41(a)          2.59            102           1.41(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                               NET ASSET                    NET REALIZED     NET INCREASE/
                                                                 VALUE          NET        AND UNREALIZED    (DECREASE) IN
                                                               BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE
                                                               OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS
                                                               ------------------------------------------------------------
CLASSIC VALUE
PRIMARY A SHARES
Period ended 9/30/2001*# (unaudited)........................    $10.00         $0.07           $0.24             $0.31
INVESTOR A SHARES
Period ended 9/30/2001*# (unaudited)........................    $10.00         $0.07           $0.23             $0.30
INVESTOR B SHARES
Period ended 9/30/2001*# (unaudited)........................    $10.00         $0.02           $0.24             $0.26
INVESTOR C SHARES
Period ended 9/30/2001*# (unaudited)........................    $10.00         $0.02           $0.24             $0.26

---------------

  * Classic Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                     WITHOUT WAIVERS
                                                                                     AND/OR EXPENSE
                                                                                     REIMBURSEMENTS
                                                                                     ---------------
                                         RATIO OF         RATIO OF                      RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------
   $10.31         3.10%     $81,276        1.13%+(a)        1.38%+          19%           1.36%+(a)
   $10.30         3.00%     $ 4,839        1.38%+(a)        1.13%+          19%           1.61%+(a)
   $10.26         2.60%     $11,088        2.13%+(a)        0.38%+          19%           2.36%+(a)
   $10.26         2.60%     $16,843        2.13%+(a)        0.38%+          19%           2.36%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.39         $ 0.06            $(1.10)           $(1.04)          $(0.05)        $(1.03)
Year ended 3/31/2001...........      16.24           0.17             (0.42)            (0.25)           (0.18)         (3.42)
Year ended 3/31/2000#..........      18.16           0.11             (0.06)             0.05            (0.11)         (1.86)
Year ended 3/31/1999#..........      19.92           0.13              0.64              0.77            (0.14)         (2.39)
Year ended 3/31/1998#..........      17.87           0.20              5.98              6.18            (0.19)         (3.94)
Year ended 3/31/1997...........      16.60           0.26              2.69              2.95            (0.26)         (1.42)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.38         $ 0.04            $(1.10)           $(1.06)          $(0.04)        $(1.03)
Year ended 3/31/2001...........      16.24           0.14             (0.43)            (0.29)           (0.15)         (3.42)
Year ended 3/31/2000#..........      18.16           0.07             (0.07)             0.00            (0.06)         (1.86)
Year ended 3/31/1999#..........      19.92           0.09              0.63              0.72            (0.09)         (2.39)
Year ended 3/31/1998#..........      17.87           0.15              5.98              6.13            (0.14)         (3.94)
Year ended 3/31/1997...........      16.60           0.21              2.70              2.91            (0.22)         (1.42)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.13         $(0.00)##         $(1.06)           $(1.06)          $(0.02)        $(1.03)
Year ended 3/31/2001...........      16.00           0.04             (0.43)            (0.39)           (0.06)         (3.42)
Year ended 3/31/2000#..........      18.00          (0.06)            (0.08)            (0.14)           (0.00)##       (1.86)
Year ended 3/31/1999#..........      19.81          (0.05)             0.63              0.58               --          (2.39)
Year ended 3/31/1998#..........      17.81           0.02              5.96              5.98            (0.04)         (3.94)
Year ended 3/31/1997...........      16.55           0.14              2.68              2.82            (0.14)         (1.42)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.13         $(0.00)##         $(1.07)           $(1.07)          $(0.02)        $(1.03)
Year ended 3/31/2001...........      15.99           0.04             (0.42)            (0.38)           (0.06)         (3.42)
Year ended 3/31/2000#..........      17.98          (0.06)            (0.07)            (0.13)           (0.00)##       (1.86)
Year ended 3/31/1999#..........      19.75          (0.02)             0.65              0.63            (0.01)         (2.39)
Year ended 3/31/1998#..........      17.75           0.04              5.95              5.99            (0.05)         (3.94)
Year ended 3/31/1997...........      16.50           0.17              2.68              2.85            (0.18)         (1.42)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                                                          AND/OR EXPENSE
                                                                                                          REIMBURSEMENTS
                                                                                                          ---------------
                                                         RATIO OF            RATIO OF NET                    RATIO OF
    TOTAL                                  NET ASSETS    OPERATING            INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO        INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET          AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS                ASSETS          RATE      RATE NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   $(1.08)         $10.27         (9.69)%  $  721,806      0.95%+(a)(b)          0.98%+           70%          0.95%+(a)
    (3.60)          12.39         (1.97)      844,432      0.94(a)(b)            1.28            181           0.94(a)
    (1.97)          16.24         (0.16)    1,290,572      0.93(a)(b)            0.65             95           0.93(a)
    (2.53)          18.16          4.15     1,939,704      0.94(a)(b)            0.76             38           0.94(a)
    (4.13)          19.92         38.53     2,248,460      0.95(a)               1.04             79           0.95(a)
    (1.68)          17.87         18.07     1,200,853      0.97(a)               1.51             47           0.97(a)
   $(1.07)         $10.25         (9.89)%  $   54,071      1.20%+(a)(b)          0.73%+           70%          1.20%+(a)
    (3.57)          12.38         (2.29)       65,975      1.19(a)(b)            1.03            181           1.19(a)
    (1.92)          16.24         (0.47)       94,256      1.18(a)(b)            0.40             95           1.18(a)
    (2.48)          18.16          3.96       136,691      1.19(a)(b)            0.51             38           1.19(a)
    (4.08)          19.92         38.22       149,167      1.20(a)               0.79             79           1.20(a)
    (1.64)          17.87         17.80        70,305      1.22(a)               1.26             47           1.22(a)
   $(1.05)         $10.02        (10.14)%  $   75,676      1.95%+(a)(b)         (0.02)%+          70%          1.95%+(a)
    (3.48)          12.13         (3.05)       93,064      1.94(a)(b)            0.28            181           1.94(a)
    (1.86)          16.00         (1.24)      124,000      1.93(a)(b)           (0.35)            95           1.93(a)
    (2.39)          18.00          3.11       154,025      1.94(a)(b)           (0.24)            38           1.94(a)
    (3.98)          19.81         37.29       149,635      1.87(a)               0.12             79           1.87(a)
    (1.56)          17.81         17.21        99,999      1.72(a)               0.76             47           1.72(a)
   $(1.05)         $10.01        (10.22)%  $    6,893      1.95%+(a)(b)         (0.02)%+          70%          1.95%+(a)
    (3.48)          12.13         (2.98)        8,479      1.94(a)(b)            0.28            181           1.94(a)
    (1.86)          15.99         (1.18)       10,042      1.93(a)(b)           (0.32)            95           1.93(a)
    (2.40)          17.98          3.39        12,106      1.70(a)(b)            0.00             38           1.94(a)
    (3.99)          19.75         37.55        13,969      1.78(a)               0.21             79           1.78(a)
    (1.60)          17.75         17.51         6,519      1.47(a)               1.01             47           1.47(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
GROWTH & INCOME
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.91         $(0.03)           $(2.09)           $(2.12)           $   --         $12.79
Year ended 3/31/2001............      21.61          (0.01)            (6.53)            (6.54)            (0.16)         14.91
Year ended 3/31/2000............      14.91          (0.07)             6.81              6.74             (0.04)         21.61
Year ended 3/31/1999#...........      12.03           0.00##            2.89              2.89             (0.01)         14.91
Period ended 3/31/1998*#........      10.00           0.01              2.02              2.03                --          12.03
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.87         $(0.05)           $(2.08)           $(2.13)           $   --         $12.74
Year ended 3/31/2001............      21.62          (0.05)            (6.54)            (6.59)            (0.16)         14.87
Year ended 3/31/2000............      14.95          (0.11)             6.82              6.71             (0.04)         21.62
Year ended 3/31/1999#...........      12.02          (0.03)             2.97              2.94             (0.01)         14.95
Period ended 3/31/1998*#........      10.00           0.00##            2.02              2.02                --          12.02
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.55         $(0.10)           $(2.03)           $(2.13)           $   --         $12.42
Year ended 3/31/2001............      21.31          (0.18)            (6.42)            (6.60)            (0.16)         14.55
Year ended 3/31/2000............      14.85          (0.24)             6.74              6.50             (0.04)         21.31
Year ended 3/31/1999#...........      12.02          (0.12)             2.96              2.84             (0.01)         14.85
Period ended 3/31/1998*#........      10.00          (0.02)             2.04              2.02                --          12.02
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.57         $(0.10)           $(2.04)           $(2.14)           $   --         $12.43
Year ended 3/31/2001............      21.34          (0.17)            (6.44)            (6.61)            (0.16)         14.57
Year ended 3/31/2000............      14.86          (0.25)             6.77              6.52             (0.04)         21.34
Year ended 3/31/1999#...........      12.02          (0.12)             2.97              2.85             (0.01)         14.86
Period ended 3/31/1998*#........      10.00          (0.02)             2.04              2.02                --          12.02

---------------

   + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

   * Growth & Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

   # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 ### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                         RATIO OF           RATIO OF                        RATIO OF
           NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
             END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER      AVERAGE NET
RETURN++     (000)        ASSETS             ASSETS            RATE          ASSETS
----------------------------------------------------------------------------------------
(14.22)%    $ 60,808        1.14%+           (0.36)%+            --           1.14%+
(30.42)       80,526        1.10             (0.03)              --           1.10
 45.33       113,028        1.23(a)          (0.37)              55%###       1.23(a)
 24.05        52,229        1.25(a)           0.05              150           1.25(a)
 20.30         2,517        1.09+(a)          0.38+              22           1.97+(a)
(14.32)%    $132,252        1.39%+           (0.61)%+            --           1.39%+
(30.63)      164,031        1.35             (0.28)              --           1.35
 45.01       175,859        1.48(a)          (0.62)              55%###       1.48(a)
 24.38        43,392        1.50(a)          (0.20)             150           1.50(a)
 20.20         1,141        1.34+(a)          0.13+              22           2.22+(a)
(14.64)%    $189,711        2.14%+           (1.36)%+            --           2.14%+
(31.13)      239,621        2.10             (1.03)              --           2.10
 43.90       305,607        2.23(a)          (1.37)              55%###       2.23(a)
 23.55        99,257        2.25(a)          (0.95)             150           2.25(a)
 20.20         7,907        2.09+(a)         (0.62)+             22           2.97+(a)
(14.69)%    $ 26,314        2.14%+           (1.36)%+            --           2.14%+
(31.10)       32,365        2.10             (1.03)              --           2.10
 43.93        34,785        2.23(a)          (1.37)              55%###       2.23(a)
 23.63         3,233        2.25(a)          (0.95)             150           2.25(a)
 20.20           518        2.09+(a)         (0.62)+             22           2.97+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED
                                     VALUE                            AND           NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                   BEGINNING         NET           UNREALIZED       (DECREASE) IN      FROM NET       FROM NET
                                      OF         INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                    PERIOD      INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
BLUE CHIP
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $26.61         $ 0.05            $(2.86)           $(2.81)          $   --         $   --
Year ended 3/31/2001#..........      37.33           0.08             (8.17)            (8.09)           (0.01)         (2.18)
Period ended 3/31/2000***#.....      35.00           0.06              5.65              5.71            (0.03)         (3.35)
INVESTOR A SHARES*
Six months ended 9/30/2001#
  (unaudited)..................     $26.47         $ 0.01            $(2.83)           $(2.82)          $   --         $   --
Year ended 3/31/2001#..........      37.24          (0.01)            (8.14)            (8.15)           (0.00)##       (3.35)
Period ended 3/31/2000#........      35.92           0.02              4.65              4.67               --             --
Period ended 5/14/1999.........      33.43           0.00##            2.49              2.49               --             --
Year ended 2/28/1999...........      29.90           0.09              5.26              5.35            (0.10)         (1.72)
Year ended 2/28/1998...........      25.22           0.16              7.91              8.07            (0.15)         (3.24)
Year ended 2/28/1997**.........      20.53           0.23              5.21              5.44            (0.22)
INVESTOR B SHARES*
Six months ended 9/30/2001#
  (unaudited)..................     $25.95         $(0.09)           $(2.77)           $(2.86)          $   --         $   --
Year ended 3/31/2001#..........      36.80          (0.25)            (7.98)            (8.23)              --          (2.18)
Period ended 3/31/2000#........      35.77          (0.26)             4.64              4.38               --          (3.35)
Period ended 5/14/1999.........      33.34          (0.02)             2.45              2.43               --             --
Period ended 2/28/1999***......      33.73          (0.05)             1.39              1.34            (0.01)         (1.72)
INVESTOR SHARES C*
Six months ended 9/30/2001#
  (unaudited)..................     $25.87         $(0.09)           $(2.76)           $(2.85)          $   --         $   --
Year ended 3/31/2001#..........      36.71          (0.25)            (7.97)            (8.22)              --          (2.18)
Period ended 3/31/2000#........      35.69          (0.24)             4.61              4.37               --          (3.35)
Period ended 5/14/1999.........      33.24          (0.04)             2.49              2.45               --             --
Year ended 2/28/1999...........      29.79          (0.06)             5.23              5.17               --          (1.72)
Year ended 2/28/1998...........      25.20           0.04              7.83              7.87            (0.04)         (3.24)
Period ended 2/28/1997***......      20.38           0.07              5.35              5.42            (0.07)         (0.53)

---------------

   + Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

   * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Blue Chip Fund A, B, and K Shares, which were reorganized into the Blue Chip Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

  ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** Blue Chip Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and November 11, 1996.

   # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                                                             WITHOUT WAIVERS
                                                                                                             AND/OR EXPENSE
                                                                                                             REIMBURSEMENTS
                                                                                                             ---------------
DISTRIBUTIONS                                                            RATIO OF           RATIO OF            RATIO OF
  IN EXCESS         TOTAL                                  NET ASSETS    OPERATING       NET INVESTMENT         OPERATING
   OF NET         DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME/(LOSS) TO       EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD     AVERAGE NET       AVERAGE NET            AVERAGE
    GAIN        DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS             ASSETS            NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
   $   --          $   --          $23.80        (10.56)%   $ 68,257       0.97%+             0.34%+              0.97%+
    (0.44)          (2.63)          26.61        (23.09)      49,458       0.96               0.23                0.96
       --           (3.38)          37.33         17.54       36,393      0.95+               0.17+              0.98+
   $   --          $   --          $23.65        (10.65)%   $514,202       1.22%+             0.09%+              1.22%+
    (0.44)          (2.62)          26.47        (23.30)     603,622       1.21              (0.02)               1.21
       --           (3.35)          37.24         14.10      394,071      1.20+              (0.08)+             1.23+
       --              --           35.92          7.45      423,000      1.29+              (0.03)+             1.33+
       --           (1.82)          33.43         18.58      401,000       1.16               0.31                1.17
       --           (3.39)          29.90         33.96      288,000       1.18               0.63                1.22
       --           (0.75)          25.22         27.01      153,000       1.28               0.99                1.71
   $   --          $   --          $23.09        (11.02)%   $ 66,833       1.97%+            (0.66)%+             1.97%+
    (0.44)          (2.62)          25.95        (23.85)      75,623       1.96              (0.77)               1.96
       --           (3.35)          36.80         13.37       75,538      1.95+              (0.83)+             1.98+
       --              --           35.77          7.29       21,000      2.05+              (0.77)+             2.09+
       --           (1.73)          33.34          4.53       13,000      1.97+              (0.58)+             1.99+
   $   --          $   --          $23.02        (11.05)%   $ 16,054       1.97%+            (0.66)%+             1.97%+
    (0.44)          (2.62)          25.87        (23.84)      17,034       1.96              (0.77)               1.96
       --           (3.35)          36.71         13.35       17,123      1.95+              (0.83)+             1.98+
       --              --           35.69          7.37       15,000      1.80+              (0.54)+             2.08+
       --           (1.72)          33.24         17.96       13,000       1.66              (0.22)               1.92
       --           (3.28)          29.79         33.08        7,000       1.67               0.12                1.69
       --           (0.60)          25.20         26.96        1,000      1.92+               0.45+              2.12+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
STRATEGIC GROWTH
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.47         $ 0.01            $(1.40)           $(1.39)          $   --         $   --
Year ended 3/31/2001...........      17.03          (0.01)            (4.51)            (4.52)           (0.01)         (0.03)
Year ended 3/31/2000#..........      13.86          (0.02)             3.39              3.37               --          (0.20)
Period ended 3/31/1999*#.......      10.00           0.00##            3.87              3.87               --          (0.01)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.44         $(0.01)           $(1.39)           $(1.40)          $   --         $   --
Year ended 3/31/2001...........      16.98          (0.04)            (4.47)            (4.51)              --          (0.03)
Period ended 3/31/2000**#......      13.88          (0.03)             3.19              3.16               --          (0.06)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.29         $(0.05)           $(1.37)           $(1.42)          $   --         $   --
Year ended 3/31/2001...........      16.90          (0.14)            (4.44)            (4.58)              --          (0.03)
Period ended 3/31/2000**#......      13.88          (0.10)             3.18              3.08               --          (0.06)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $12.30         $(0.05)           $(1.37)           $(1.42)          $   --         $   --
Year ended 3/31/2001...........      16.92          (0.14)            (4.45)            (4.59)              --          (0.03)
Period ended 3/31/2000**#......      13.88          (0.10)             3.20              3.10               --          (0.06)

---------------

 + Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Strategic Growth Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                  AND/OR EXPENSE
                                                                                                  REIMBURSEMENTS
                                                                                                  ---------------
                                                      RATIO OF         RATIO OF                      RATIO OF
    TOTAL       NET ASSET               NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                   END OF      EXPENSES     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND          END OF      TOTAL       PERIOD     TO AVERAGE      AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS     PERIOD     RETURN++     (000)      NET ASSETS         ASSETS          RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------
   $   --         $11.08      (11.15)%  $  999,292      0.95%+(a)        0.16%+           28%          0.95%+(a)
    (0.04)         12.47      (26.62)    1,182,028      0.94(a)(b)      (0.09)            56           0.94(a)
    (0.20)         17.03       24.63       860,124      0.97            (0.10)            23           0.97
    (0.01)         13.86       38.65       266,823      1.07+(a)        (0.03)+           34           1.07+(a)
   $   --         $11.04      (11.25)%  $   26,229      1.20%+(a)       (0.09)%+          28%          1.20%+(a)
    (0.03)         12.44      (26.62)       11,895      1.19(a)(b)      (0.34)            56           1.19(a)
    (0.06)         16.98      (26.62)%       5,503      1.22+           (0.35)+           23           1.22+
   $   --         $10.87      (11.55)%  $    5,835      1.95%+(a)       (0.84)%+          28%          1.95%+(a)
    (0.03)         12.29      (27.16)        6,758      1.94(a)(b)      (1.09)            56           1.94(a)
    (0.06)         16.90       22.29         4,934      1.97+           (1.10)+           23           1.97+
   $   --         $10.88      (11.54)%  $    2,208      1.95%+(a)       (0.84)%+          28%          1.95%+(a)
    (0.03)         12.30      (27.14)        2,137      1.94(a)(b)      (1.09)            56           1.94(a)
    (0.06)         16.92       22.36         1,706      1.97+           (1.10)+           23           1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 8.30         $(0.01)           $(1.07)           $(1.08)          $   --         $(0.26)
Year ended 3/31/2001...........      14.59          (0.03)            (3.90)            (3.93)              --          (2.36)
Year ended 3/31/2000...........      12.05          (0.05)             3.47              3.42               --          (0.88)
Year ended 3/31/1999#..........      13.30           0.00##            1.59              1.59               --          (2.84)
Year ended 3/31/1998#..........      11.70           0.02              5.27              5.29            (0.01)         (3.68)
Year ended 3/31/1997#..........      13.43           0.05              1.66              1.71            (0.05)         (3.39)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 8.16         $(0.02)           $(1.05)           $(1.07)          $   --         $(0.26)
Year ended 3/31/2001...........      14.43          (0.07)            (3.84)            (3.91)              --          (2.36)
Year ended 3/31/2000...........      11.97          (0.08)             3.42              3.34               --          (0.88)
Year ended 3/31/1999#..........      13.26          (0.03)             1.58              1.55               --          (2.84)
Year ended 3/31/1998#..........      11.67          (0.01)             5.28              5.27               --          (3.68)
Year ended 3/31/1997#..........      13.41           0.02              1.65              1.67            (0.02)         (3.39)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 7.51         $(0.04)           $(0.96)           $(1.00)          $   --         $(0.26)
Year ended 3/31/2001...........      13.58          (0.14)            (3.57)            (3.71)              --          (2.36)
Year ended 3/31/2000...........      11.39          (0.17)             3.24              3.07               --          (0.88)
Year ended 3/31/1999#..........      12.83          (0.11)             1.51              1.40               --          (2.84)
Year ended 3/31/1998#..........      11.47          (0.10)             5.14              5.04               --          (3.68)
Year ended 3/31/1997#..........      13.31          (0.08)             1.63              1.55               --          (3.39)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 7.59         $(0.04)           $(0.97)           $(1.01)          $   --         $(0.26)
Year ended 3/31/2001...........      13.70          (0.13)            (3.62)            (3.75)              --          (2.36)
Year ended 3/31/2000...........      11.48          (0.16)             3.26              3.10               --          (0.88)
Year ended 3/31/1999#..........      12.92          (0.11)             1.51              1.40               --          (2.84)
Year ended 3/31/1998#..........      11.50          (0.08)             5.18              5.10               --          (3.68)
Year ended 3/31/1997#..........      13.26          (0.01)             1.64              1.63               --          (3.39)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.26)         $ 6.96        (13.83)%   $399,868       0.97%+(a)(b)      (0.13)%+        40%          0.97%+(a)
    (2.36)           8.30        (30.69)     531,657       0.95(a)(b)      (0.28)            96           0.95(a)
    (0.88)          14.59         29.90      816,371       0.96(a)(b)      (0.38)            39           0.96(a)
    (2.84)          12.05         14.99      737,620       0.96(a)         (0.04)            39           0.96(a)
    (3.69)          13.30         53.89      872,150       0.95(a)(b)       0.13            113           0.95(a)
    (3.44)          11.70         11.88      533,168       0.96(b)          0.39             75           0.96
   $(0.26)         $ 6.83        (13.95)%   $ 26,437       1.22%+(a)(b)      (0.38)%+        40%          1.22%+(a)
    (2.36)           8.16        (30.91)      32,519       1.20(a)(b)      (0.53)            96           1.20(a)
    (0.88)          14.43         29.41       61,756       1.21(a)(b)      (0.63)            39           1.21(a)
    (2.84)          11.97         14.70       52,987       1.21(a)         (0.29)            39           1.21(a)
    (3.68)          13.26         53.83       43,380       1.20(a)(b)      (0.12)           113           1.20(a)
    (3.41)          11.67         11.58       20,465       1.21(b)          0.14             75           1.21
   $(0.26)         $ 6.25        (14.23)%   $ 35,296       1.97%+(a)(b)      (1.13)%+        40%          1.97%+(a)
    (2.36)           7.51        (31.37)      45,832       1.95(a)(b)      (1.28)            96           1.95(a)
    (0.88)          13.58         28.42       75,844       1.96(a)(b)      (1.38)            39           1.96(a)
    (2.84)          11.39         13.86       66,338       1.96(a)         (1.04)            39           1.96(a)
    (3.68)          12.83         52.52       59,496       1.95(a)(b)      (0.87)           113           1.95(a)
    (3.39)          11.47         10.68       41,933       1.96(b)         (0.61)            75           1.96
   $(0.26)         $ 6.32        (14.21)%   $  2,610       1.97%+(a)(b)      (1.13)%+        40%          1.97%+(a)
    (2.36)           7.59        (31.38)       3,338       1.95(a)(b)      (1.28)            96           1.95(a)
    (0.88)          13.70         28.46        4,883       1.96(a)(b)      (1.38)            39           1.96(a)
    (2.84)          11.48         13.76        3,862       1.96(a)         (1.04)            39           1.96(a)
    (3.68)          12.92         53.02        6,176       1.78(a)(b)      (0.70)           113           1.78(a)
    (3.39)          11.50         11.39        5,752       1.46(b)         (0.11)            75           1.46

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $10.23         $(0.03)           $(2.05)           $(2.08)          $   --         $   --
Year ended 3/31/2001#..........      20.61          (0.09)            (7.89)            (7.98)              --          (1.83)
Year ended 3/31/2000#..........      23.36           0.03             (0.03)               --               --          (2.74)
Year ended 3/31/1999...........      22.17           0.02              3.22              3.24            (0.01)###      (2.04)
Year ended 3/31/1998#..........      18.47           0.08              7.88              7.96            (0.03)         (4.23)
Year ended 3/31/1997...........      17.19           0.14              2.79              2.93            (0.14)         (1.51)
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $10.11         $(0.04)           $(2.03)           $(2.07)          $   --         $   --
Year ended 3/31/2001#..........      20.43          (0.13)            (7.79)            (7.92)              --          (1.83)
Year ended 3/31/2000#..........      23.23          (0.02)            (0.04)            (0.06)              --          (2.74)
Year ended 3/31/1999...........      22.09          (0.03)             3.21              3.18               --          (2.04)
Year ended 3/31/1998#..........      18.44           0.02              7.87              7.89            (0.01)         (4.23)
Year ended 3/31/1997...........      17.16           0.08              2.80              2.88            (0.09)         (1.51)
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 9.50         $(0.07)           $(1.90)           $(1.97)          $   --         $   --
Year ended 3/31/2001#..........      19.51          (0.25)            (7.36)            (7.61)              --          (1.83)
Year ended 3/31/2000#..........      22.47          (0.18)            (0.04)            (0.22)              --          (2.74)
Year ended 3/31/1999...........      21.57          (0.17)             3.11              2.94               --          (2.04)
Year ended 3/31/1998#..........      18.20          (0.12)             7.72              7.60               --          (4.23)
Year ended 3/31/1997...........      17.00          (0.05)             2.76              2.71               --          (1.51)
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $ 9.72         $(0.08)           $(1.93)           $(2.01)          $   --         $   --
Year ended 3/31/2001#..........      19.90          (0.25)            (7.53)            (7.78)              --          (1.83)
Year ended 3/31/2000#..........      22.86          (0.18)            (0.04)            (0.22)              --          (2.74)
Year ended 3/31/1999...........      21.92          (0.17)             3.15              2.98               --          (2.04)
Year ended 3/31/1998#..........      18.41          (0.09)             7.83              7.74               --          (4.23)
Year ended 3/31/1997...........      17.10           0.04              2.79              2.83            (0.01)         (1.51)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 ### Amount includes distributions in excess of net investment income of less than $0.01 per share.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS


                                                                          RATIO OF         RATIO OF
DISTRIBUTIONS        TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT
  IN EXCESS        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO
    OF NET            AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER
REALIZED GAINS   DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE
-------------------------------------------------------------------------------------------------------------------
    $   --          $   --          $ 8.15        (20.33)%   $ 84,362       1.08%+(a)       (0.54)%+          79%
     (0.57)          (2.40)          10.23        (42.60)     113,052       1.00(a)         (0.51)           135
        --           (2.75)          20.61         (0.16)     328,219       0.98(a)(b)       0.15             79
        --           (2.05)          23.36         15.74      412,176       0.97(a)(b)       0.12             72
        --           (4.26)          22.17         48.65      132,504       0.98(a)(b)       0.37             79
        --           (1.65)          18.47         17.00      100,260       1.04(b)          0.70            120
    $   --          $   --          $ 8.04        (20.47)%   $ 15,179       1.33%+(a)       (0.79)%+          79%
     (0.57)          (2.40)          10.11        (42.68)      21,622       1.25(a)         (0.76)           135
        --           (2.74)          20.43         (0.41)      47,624       1.23(a)(b)      (0.10)            79
        --           (2.04)          23.23         15.49       67,356       1.22(a)(b)      (0.13)            72
        --           (4.24)          22.09         48.28       21,725       1.23(a)(b)       0.12             79
        --           (1.60)          18.44         16.76        6,837       1.29(b)          0.45            120
    $   --          $   --          $ 7.53        (20.74)%   $ 11,038       2.08%+(a)       (1.54)%+          79%
     (0.57)          (2.40)           9.50        (43.13)      16,119       2.00(a)         (1.51)           135
        --           (2.74)          19.51         (1.19)      39,680       1.98(a)(b)      (0.85)            79
        --           (2.04)          22.47         14.69       50,797       1.97(a)(b)      (0.88)            72
        --           (4.23)          21.57         47.14       38,079       1.98(a)(b)      (0.63)            79
        --           (1.51)          18.20         15.86       20,257       2.04(b)         (0.30)           120
    $   --          $   --          $ 7.71        (20.68)%   $    370       2.08%+(a)       (1.54)%+          79%
     (0.57)          (2.40)           9.72        (43.14)         563       2.00(a)         (1.51)           135
        --           (2.74)          19.90         (1.16)       1,496       1.98(a)(b)      (0.85)            79
        --           (2.04)          22.86         14.64        1,629       1.97(a)(b)      (0.88)            72
        --           (4.23)          21.92         47.38        1,199       1.81(a)(b)      (0.46)            79
        --           (1.52)          18.41         16.45          446       1.54(b)          0.20            120

          WITHOUT WAIVERS
          AND/OR EXPENSE
          REIMBURSEMENTS
          ---------------
              RATIO OF
              OPERATING
             EXPENSES TO
               AVERAGE
             NET ASSETS
           ---------------
                1.09%+(a)
                1.00(a)
                0.98(a)
                0.97(a)
                0.98+(a)
                1.04
                1.34%+(a)
                1.25(a)
                1.23(a)
                1.22(a)
                1.23(a)
                1.29
                2.09%+(a)
                2.00(a)
                1.98(a)
                1.97(a)
                1.98(a)
                2.04
                2.09%+(a)
                2.00(a)
                1.98(a)
                1.97(a)
                1.81(a)
                1.54

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                             91

NATIONS FUNDS


                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
FOCUSED EQUITIES
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $15.37         $(0.01)           $(1.68)           $(1.69)           $   --         $13.68
Year ended 3/31/2001............      22.59          (0.01)            (7.13)            (7.14)            (0.08)         15.37
Year ended 3/31/2000#...........      16.69          (0.01)             6.14              6.13             (0.23)         22.59
Year ended 3/31/1999#...........      12.13          (0.01)             4.58              4.57             (0.01)         16.69
Period ended 3/31/1998*#........      10.00          (0.01)             2.14              2.13                --          12.13
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $15.31         $(0.03)           $(1.67)           $(1.70)           $   --         $13.61
Year ended 3/31/2001............      22.56          (0.06)            (7.11)            (7.17)            (0.08)         15.31
Year ended 3/31/2000#...........      16.73          (0.03)             6.09              6.06             (0.23)         22.56
Year ended 3/31/1999#...........      12.14          (0.04)             4.64              4.60             (0.01)         16.73
Period ended 3/31/1998*#........      10.00          (0.01)             2.15              2.14                --          12.14
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $15.00         $(0.09)           $(1.63)           $(1.72)           $   --         $13.28
Year ended 3/31/2001............      22.26          (0.20)            (6.98)            (7.18)            (0.08)         15.00
Year ended 3/31/2000#...........      16.62          (0.09)             5.96              5.87             (0.23)         22.26
Year ended 3/31/1999#...........      12.13          (0.12)             4.62              4.50             (0.01)         16.62
Period ended 3/31/1998*#........      10.00          (0.04)             2.17              2.13                --          12.13
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $15.05         $(0.09)           $(1.64)           $(1.73)           $   --         $13.32
Year ended 3/31/2001............      22.33          (0.20)            (7.00)            (7.20)            (0.08)         15.05
Year ended 3/31/2000#...........      16.67          (0.08)             5.97              5.89             (0.23)         22.33
Year ended 3/31/1999#...........      12.13          (0.14)             4.69              4.55             (0.01)         16.67
Period ended 3/31/1998*#........      10.00          (0.04)             2.17              2.13                --          12.13

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Focused Equities Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                                    ---------------
                         RATIO OF      RATIO OF NET                    RATIO OF
           NET ASSETS   OPERATING       INVESTMENT                     OPERATING
             END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE     AVERAGE NET      TURNOVER        AVERAGE
RETURN++     (000)      NET ASSETS        ASSETS          RATE        NET ASSETS
-----------------------------------------------------------------------------------
 (11.00)%  $  303,918      1.11%+         (0.19)%+          --           1.11%+
 (31.67)      354,798      1.09           (0.05)            --           1.09
  37.13       326,745      1.16(a)        (0.35)            53%###       1.16(a)
  37.73       105,458      1.06(a)         0.05            177           1.06(a)
  21.30         8,808      1.52+(a)       (0.30)+           25           1.52+(a)
 (11.16)%  $  429,279      1.36%+         (0.44)%+          --           1.36%+
 (31.80)      491,437      1.34           (0.30)            --           1.34
  36.62       690,166      1.41(a)        (0.60)            53%###       1.41(a)
  37.94       238,137      1.31(a)        (0.20)           177           1.31(a)
  21.40         6,056      1.77+(a)       (0.55)+           25           1.77+(a)
 (11.47)%  $  617,096      2.11%+         (1.19)%+          --           2.11%+
 (32.32)      741,285      2.09           (1.05)            --           2.09
  35.71     1,003,840      2.16(a)        (1.35)            53%###       2.16(a)
  37.15       306,365      2.06(a)        (0.95)           177           2.06(a)
  21.30        20,446      2.52+(a)       (1.30)+           25           2.52+(a)
 (11.49)%  $  171,631      2.11%+         (1.19)%+          --           2.11%+
 (32.31)      203,642      2.09           (1.05)            --           2.09
  35.72       247,509      2.16(a)        (1.35)            53%###       2.16(a)
  37.56        13,682      2.06(a)        (0.95)           177           2.06(a)
  21.30           469      2.52+(a)       (1.30)+           25           2.52+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.63         $(0.01)           $(3.54)           $(3.55)           $   --         $11.08
Year ended 3/31/2001............      22.41          (0.03)            (4.02)            (4.05)            (3.73)         14.63
Year ended 3/31/2000#...........      13.31          (0.07)             9.81              9.74             (0.64)         22.41
Year ended 3/31/1999#...........      16.56          (0.04)            (0.94)            (0.98)            (2.27)         13.31
Year ended 3/31/1998#...........      12.86          (0.06)             5.55              5.49             (1.79)         16.56
Year ended 3/31/1997#...........      14.04          (0.04)             0.20              0.16             (1.34)         12.86
INVESTOR A SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $14.14         $(0.03)           $(3.42)           $(3.45)           $   --         $10.69
Year ended 3/31/2001............      21.87          (0.09)            (3.91)            (4.00)            (3.73)         14.14
Year ended 3/31/2000#...........      13.04          (0.12)             9.59              9.47             (0.64)         21.87
Year ended 3/31/1999#...........      16.30          (0.07)            (0.92)            (0.99)            (2.27)         13.04
Year ended 3/31/1998#...........      12.69          (0.10)             5.50              5.40             (1.79)         16.30
Year ended 3/31/1997#...........      13.91          (0.07)             0.19              0.12             (1.34)         12.69
INVESTOR B SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $12.87         $(0.08)           $(3.09)           $(3.17)           $   --         $ 9.70
Year ended 3/31/2001............      20.38          (0.19)            (3.59)            (3.78)            (3.73)         12.87
Year ended 3/31/2000#...........      12.28          (0.22)             8.96              8.74             (0.64)         20.38
Year ended 3/31/1999#...........      15.58          (0.15)            (0.88)            (1.03)            (2.27)         12.28
Year ended 3/31/1998#...........      12.29          (0.20)             5.28              5.08             (1.79)         15.58
Year ended 3/31/1997#...........      13.61          (0.18)             0.20              0.02             (1.34)         12.29
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)...................     $12.95         $(0.08)           $(3.12)           $(3.20)           $   --         $ 9.75
Year ended 3/31/2001............      20.47          (0.17)            (3.62)            (3.79)            (3.73)         12.95
Year ended 3/31/2000#...........      12.33          (0.22)             9.00              8.78             (0.64)         20.47
Year ended 3/31/1999#...........      15.63          (0.15)            (0.88)            (1.03)            (2.27)         12.33
Year ended 3/31/1998#...........      12.31          (0.18)             5.29              5.11             (1.79)         15.63
Year ended 3/31/1997#...........      13.56          (0.10)             0.19              0.09             (1.34)         12.31

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                       RATIO OF                                   AND/OR EXPENSE
                                      OPERATING                                   REIMBURSEMENTS
                                       EXPENSES                                   ---------------
                         RATIO OF     INCLUDING      RATIO OF NET                    RATIO OF
           NET ASSETS    OPERATING     INTEREST       INVESTMENT                     OPERATING
             END OF      EXPENSES      EXPENSE     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     AVERAGE NET      TURNOVER      AVERAGE NET
RETURN++     (000)      NET ASSETS    NET ASSETS        ASSETS          RATE          ASSETS
-------------------------------------------------------------------------------------------------
 (24.27)%   $545,283       0.95%+(a)       --           (0.18)%+         13%           0.95%+(a)
 (20.67)     388,152       0.98(a)         --           (0.27)           39            0.98(a)
  75.34      281,951       1.00(a)(b)      --           (0.45)           46            1.00(a)
  (7.21)     177,861       0.98(a)(b)      --           (0.29)           43            0.98(a)
  45.09      318,584       0.98(a)       0.99%          (0.42)           76            0.98(a)
   0.48      267,319       0.98(a)         --           (0.26)           93            0.98(a)
 (24.40)%   $ 17,721       1.20%+(a)       --           (0.43)%+         13%           1.20%+(a)
 (20.98)      16,536       1.23(a)         --           (0.52)           39            1.23(a)
  74.82       22,741       1.25(a)(b)      --           (0.70)           46            1.25(a)
  (7.41)      18,042       1.23(a)(b)      --           (0.54)           43            1.23(a)
  44.86       21,591       1.23(a)         --           (0.67)           76            1.23(a)
   0.18       12,126       1.23(a)         --           (0.51)           93            1.23(a)
 (24.63)%   $ 35,273       1.95%+(a)       --           (1.18)%+         13%           1.95%+(a)
 (21.51)      44,261       1.98(a)         --           (1.27)           39            1.98(a)
  73.47       49,606       2.00(a)(b)      --           (1.45)           46            2.00(a)
  (8.10)      33,245       1.98(a)(b)      --           (1.29)           43            1.98(a)
  43.64       45,451       1.98(a)       1.99%          (1.42)           76            1.98(a)
  (0.57)      33,342       1.98(a)         --           (1.26)           93            1.98(a)
 (24.71)%   $  2,352       1.95%+(a)       --           (1.18)%+         13%           1.95%+(a)
 (21.46)       3,248       1.98(a)         --           (1.27)           39            1.98(a)
  73.50        2,628       2.00(a)(b)      --           (1.45)           46            2.00(a)
  (8.08)       1,383       1.98(a)(b)      --           (1.29)           43            1.98(a)
  43.80        2,266       1.81(a)       1.82%          (1.25)           76            1.81(a)
  (0.04)       1,437       1.48(a)         --           (0.76)           93            1.48(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                 NET ASSET                      NET REALIZED      NET INCREASE/
                                                   VALUE           NET         AND UNREALIZED     (DECREASE) IN       NET ASSET
                                                 BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE        VALUE
                                                 OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS    END OF PERIOD
                                                 --------------------------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2001# (unaudited)......     $ 6.99         $(0.03)           $(1.00)           $(1.03)            $5.96
Period ended 3/31/2001*......................      10.00          (0.03)            (2.98)            (3.01)             6.99
INVESTOR A SHARES
Six months ended 9/30/2001# (unaudited)......     $ 6.97         $(0.03)           $(1.00)           $(1.03)            $5.94
Period ended 3/31/2001*......................      10.00          (0.06)            (2.97)            (3.03)             6.97
INVESTOR B SHARES
Six months ended 9/30/2001# (unaudited)......     $ 6.92         $(0.06)           $(0.99)           $(1.05)            $5.87
Period ended 3/31/2001*......................      10.00          (0.11)            (2.97)            (3.08)             6.92
INVESTOR C SHARES
Six months ended 9/30/2001# (unaudited)......     $ 6.92         $(0.06)           $(0.99)           $(1.05)            $5.87
Period ended 3/31/2001*......................      10.00          (0.11)            (2.97)            (3.08)             6.92

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                                    ---------------
                         RATIO OF      RATIO OF NET                    RATIO OF
           NET ASSETS   OPERATING       INVESTMENT                     OPERATING
             END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE     AVERAGE NET      TURNOVER        AVERAGE
RETURN++     (000)      NET ASSETS        ASSETS          RATE        NET ASSETS
-----------------------------------------------------------------------------------
(14.74)%    $ 2,988        1.37%+(a)      (0.67)%+         196%          1.37%+(a)
(30.10)       5,686       1.35+           (0.41)+          426          1.35+
(14.78)%    $14,462        1.62%+(a)      (0.92)%+         196%          1.62%+(a)
(30.30)      19,644       1.60+           (0.66)+          426          1.60+
(15.17)%    $39,513        2.37%+(a)      (1.67)%+         196%          2.37%+(a)
(30.80)      50,404       2.35+           (1.41)+          426          2.35+
(15.17)%    $ 4,757        2.37%+(a)      (1.67)%+         196%          2.37%+(a)
(30.80)       6,557       2.35+           (1.41)+          426          2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2001#
  (unaudited)..................     $13.69         $(0.03)           $(1.34)           $(1.37)          $   --         $   --
Year ended 3/31/2001...........      22.66          (0.10)            (6.67)            (6.77)              --          (2.20)
Year ended 3/31/2000#..........      11.50          (0.10)            11.29             11.19               --          (0.03)
Year ended 3/31/1999#..........      15.79          (0.05)            (3.11)            (3.16)              --          (1.13)
Period ended 3/31/1998.........      12.07           0.01              4.43              4.44            (0.01)         (0.71)
Period ended 5/16/1997.........      10.65           0.04              1.47              1.51            (0.04)         (0.05)
Period ended 8/31/1996**.......      10.00           0.09              0.64              0.73            (0.08)            --
INVESTOR A SHARES*
Six months ended 9/30/2001#
  (unaudited)..................     $13.52         $(0.05)           $(1.33)           $(1.38)          $   --         $   --
Year ended 3/31/2001...........      22.44          (0.14)            (6.58)            (6.72)              --          (2.20)
Year ended 3/31/2000#..........      11.43          (0.15)            11.19             11.04               --          (0.03)
Year ended 3/31/1999#..........      15.74          (0.07)            (3.11)            (3.18)              --          (1.13)
Period ended 3/31/1998.........      12.05          (0.02)             4.42              4.40               --          (0.71)
Period ended 5/16/1997.........      10.64           0.03              1.46              1.49            (0.03)         (0.05)
Period ended 8/31/1996**.......      10.00           0.05              0.64              0.69            (0.05)            --
INVESTOR B SHARES*
Six months ended 9/30/2001#
  (unaudited)..................     $13.08         $(0.10)           $(1.28)           $(1.38)          $   --         $   --
Year ended 3/31/2001...........      21.94          (0.23)            (6.43)            (6.66)              --          (2.20)
Year ended 3/31/2000#..........      11.23          (0.25)            10.99             10.74               --          (0.03)
Year ended 3/31/1999#..........      15.59          (0.11)            (3.12)            (3.23)              --          (1.13)
Period ended 3/31/1998.........      12.03          (0.08)             4.35              4.27               --          (0.71)
Period ended 5/16/1997.........      10.65          (0.03)             1.46              1.43               --          (0.05)
Period ended 8/31/1996**.......      10.00           0.01              0.65              0.66            (0.01)            --
INVESTOR C SHARES
Six months ended 9/30/2001#
  (unaudited)..................     $13.26         $(0.10)           $(1.29)           $(1.39)          $   --         $   --
Year ended 3/31/2001...........      22.21          (0.25)            (6.50)            (6.75)              --          (2.20)
Year ended 3/31/2000#..........      11.38          (0.23)            11.09             10.86               --          (0.03)
Year ended 3/31/1999#..........      15.74          (0.12)            (3.11)            (3.23)              --          (1.13)
Period ended 3/31/1998***......      15.18          (0.08)             1.35              1.27               --          (0.71)

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund Pilot, Class A and Class B Shares, which were reorganized into the Small Company Primary A, Investor A and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company became Banc of America Capital Management, LLC.

 ** Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

*** Small Company Investor C Shares commenced operations on September 22, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                         RATIO OF           RATIO OF                        RATIO OF
    TOTAL                                  NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                   END       EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL     OF PERIOD    AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS             ASSETS            RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------
   $   --          $12.32        (10.01)%   $530,581       1.15%+(a)         (0.40)%+            11%     1.21%+(a)
    (2.20)...       13.69        (31.86)     477,246    1.15(a)(b)           (0.52)              48           1.20(a)
    (0.03)          22.66         97.46      647,825    1.13(a)(b)           (0.65)              63           1.22(a)
    (1.13)          11.50        (21.05)     327,981    0.95(a)              (0.42)              87           1.22(a)
    (0.72)          15.79         37.27      235,427       0.95+(a)           0.05+              59           1.26+(a)
    (0.09)          12.07         14.21      109,450       0.98+              0.54+              48           1.41+
    (0.08)          10.65          7.37       70,483       1.00+              1.06+              31           1.54+
   $   --          $12.14        (10.21)%   $128,345       1.40%+(a)         (0.65)%+            11%     1.46%+(a)
    (2.20)          13.52        (31.96)     146,457    1.40(a)(b)           (0.77)              48           1.45(a)
    (0.03)          22.44         96.91      245,425    1.38(a)(b)           (0.90)              63           1.47(a)
    (1.13)          11.43        (21.32)      16,143    1.20(a)              (0.67)              87           1.47(a)
    (0.71)          15.74         37.02        6,772       1.20+(a)          (0.20)+             59           1.51+(a)
    (0.08)          12.05         13.98        3,697       1.23+              0.30+              48           1.66+
    (0.05)          10.64          6.88        2,611       1.25+              0.66+              31           1.65+
   $   --          $11.70        (10.55)%   $ 12,067       2.15%+(a)         (1.40)%+            11%     2.21%+(a)
    (2.20)          13.08        (32.45)      11,744    2.15(a)(b)           (1.52)              48           2.20(a)
    (0.03)          21.94         95.79       13,839    2.13(a)(b)           (1.65)              63           2.22(a)
    (1.13)          11.23        (21.86)       5,127    1.95(a)              (1.42)              87           2.22(a)
    (0.71)          15.59         36.06        3,384       1.87+(a)          (0.87)+             59           2.18+(a)
    (0.05)          12.03         13.43        2,635       1.97+             (0.45)+             48           2.41+
    (0.01)          10.65          6.65        1,878       2.01+             (0.07)+             31           2.44+
   $   --          $11.87        (10.48)%   $  2,634       2.15%+(a)         (1.40)%+            11%     2.21%+(a)
    (2.20)          13.26        (32.46)       2,813    2.15(a)(b)           (1.52)              48           2.20(a)
    (0.03)          22.21         95.76        3,588    2.13(a)(b)           (1.65)              63           2.22(a)
    (1.13)          11.38        (21.66)       1,951    1.70(a)              (1.17)              87           2.22(a)
    (0.71)          15.74          8.75        3,122       1.95+(a)          (0.95)+             59           2.26+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS


                                                                                                                           NET
                                                     NET ASSET                      NET REALIZED      NET INCREASE/       ASSET
                                                       VALUE           NET         AND UNREALIZED     (DECREASE) IN       VALUE
                                                     BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE     END OF
                                                     OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS     PERIOD
                                                     ----------------------------------------------------------------------------
FINANCIAL SERVICES
PRIMARY A SHARES
Period ended 9/30/2001*# (unaudited).............     $10.00         $ 0.02            $(0.82)           $(0.80)          $9.20
INVESTOR A SHARES
Period ended 9/30/2001*# (unaudited).............     $10.00         $(0.01)           $(0.80)           $(0.81)          $9.19
INVESTOR B SHARES
Period ended 9/30/2001*# (unaudited).............     $10.00         $(0.01)           $(0.83)           $(0.84)          $9.16

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Financial Services Primary A, Investor A and Investor B Shares commenced operations on March 30, 2001.

 # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                          RATIO OF           RATIO OF                        RATIO OF
                          OPERATING       NET INVESTMENT                     OPERATING
           NET ASSETS    EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL     END OF YEAR   AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
RETURN++      (000)        ASSETS             ASSETS            RATE        NET ASSETS
-----------------------------------------------------------------------------------------
 (8.00)%     $4,611         1.30%+(a)          0.26%+            55%           6.14%+(a)
 (8.10)%     $   47         1.55%+(a)          0.01%+            55%           6.39%+(a)
 (8.40)%     $  108         2.30%+(a)         (0.74)%+           55%           7.14%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2001, the Trust offered thirty-three separate portfolios, the Company offered four separate portfolios, Reserves offered thirteen separate portfolios and Funds Trust offered fifteen separate portfolios. These financial statements pertain only to certain domestic stock portfolios of the Trust, the Company, Reserves and Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Equity Income Fund, Classic Value Fund, Value Fund, Growth & Income Fund, Blue Chip Fund, Strategic Growth Fund, Capital Growth Fund, Aggressive Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund, Small Company Fund and Financial Services Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, the Company, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth & Income Fund, Blue Chip Fund and Focused Equities Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth & Income Master Portfolio, Blue Chip Master Portfolio and Focused Equities Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.2% for Growth & Income Master Portfolio, 95.2% for Blue Chip Master Portfolio and 98.5% for Focused Equities Master Portfolio at September 30, 2001). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, LLC ("BA Advisors"), whose financial statements are not presented here, also invest in the Master Portfolios.

21st Century Fund operates in a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in 21st Century Master Portfolio of the Master Trust, which has the same investment objective as the Fund. Because the value of the Fund's investment in the 21st Century Master Portfolio as of and for the six months ended September 30, 2001 represented substantially all of the beneficial interests in the 21st Century Master Portfolio, financial statements for the 21st Century Master Portfolio have not been prepared and references in this report to 21st Century Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value determined as of the close of the New York Stock Exchange on the valuation date.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Futures contracts: All Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Effective April 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies which requires the Funds to classify gains and losses realized on principal paydowns received on mortgage-backed securities, previously included in realized gain/loss, as part of interest income. The adoption of this accounting principle has no effect on the Funds' net asset value but changed the classification between interest income and realized gain/loss on the Statement of operations. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change. The impact of the adoption of this principle is not material to the financial statements.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, Growth & Income, Blue Chip, Focused Equities, MidCap Growth and 21st Century Funds; Classic Value and Financial Services Funds declare and pay distributions annually; all other Funds declare and pay distributions monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, the Company, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, the Company, Reserve Funds Trust and Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each
Fund:

                                                ANNUAL
                                                 RATE
                                                ------
Convertible Securities, Asset Allocation,
  Classic Value, Value, Strategic Growth,
  Capital Growth, Aggressive Growth, MidCap
  Growth......................................  0.65%
21st Century, Financial Services..............  0.75%
Small Company.................................  0.90%

                         FEES ON
                        NET ASSETS        FEES ON          FEES ON
                          UP TO          NET ASSETS       NET ASSETS
                           $100         BETWEEN $100      EXCEEDING
                         MILLION      AND $250 MILLION   $250 MILLION
                       ----------------------------------------------
Equity Income........     0.65%            0.60%            0.50%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Each of the Trust, the Company, Reserves and Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the following maximum annual rate of each Fund's average daily net assets:

                                                ANNUAL
                                                 RATE
                                                ------
Equity Income.................................  0.20%
Convertible Securities, Value, Strategic
  Growth, Capital Growth, Aggressive Growth,
  MidCap Growth, Small Company, Financial
  Services....................................  0.25%

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BA Advisors and BACAP, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors for management of the fixed income and money market portions of the Fund at the maximum annual rate of 0.25% of the Fund's average daily net assets.

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BA Advisors and Chicago Equity Partners, LLC ("Chicago Equity"), pursuant to which Chicago Equity is entitled to receive a sub-advisory fee from BA Advisors for management of the equity portion of the Fund at the maximum annual rate of 0.25% of the Fund's average daily net assets.

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of the Fund's average daily net assets.

Funds Trust has, on behalf of the Classic Value Fund, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, L.P. ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.40% of the first $500 million and 0.35% over $500 million of the Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Trust, the Company, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Blue Chip Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets and Growth & Income and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, the Company, Reserves and Funds Trust pursuant to agreements with BA Advisors. For the six months ended

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

September 30, 2001, Stephens and BA Advisors earned 0.07% and 0.08%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-advisers and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2001 and until July 31, 2002, BA Advisors and/or the sub-advisers and Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees), exceed an annual rate of 1.15% of Small Company Fund's average daily net assets.

BA Advisors and/or the sub-advisers and Stephens are entitled to reimbursement from Classic Value Fund and Financial Services Fund for fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement of any fees or expenses if such reimbursements do not cause a Fund's expenses to exceed the limits described below.

At September 30, 2001, the expense limits (excluding shareholder servicing and distribution fees) as a percentage of average daily net assets and amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

                                        AMOUNT SUBJECT TO
                             EXPENSE         FUTURE
                              LIMIT       REIMBURSEMENT
                             ----------------------------
Classic Value..............   1.13%         $ 15,617
Financial Services.........   1.30%          124,632

BNY serves as the custodian of the Trust's, the Company's, Reserves' and Funds Trust's assets. For the six months ended September 30, 2001, expenses of the Funds were reduced by $18,963 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2001, Bank of America earned approximately $34,593 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2001, the Funds were informed that the distributor received $995,747 in front-end sales charges for sales of Investor A Shares and $1,887,700 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

For the six months ended September 30, 2001, 21st Century Master Portfolio paid commissions of $2,575 to certain affiliates of BA Advisors in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from the Trust, the Company, Reserves and Funds Trust for serving as Trustee/Director or Officer of the Trust, the Company, Reserves and Funds Trust.

The Trust's, the Company's, Reserves' and Funds Trust's eligible Trustees/Directors may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds (or allocated from Portfolio)".

Equity Income Fund has invested in Convertible Securities Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2001, Equity Income earned $46,440 from such investments, which is included in dividend income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund, a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

At September 30, 2001, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Distribution and
  Shareholder Servicing Plan.........   0.25%     0.25%
Investor B and Investor C Shareholder
  Servicing Plans....................   0.25%     0.25%
Investor B and Investor C
  Distribution Plans.................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Convertible Securities..........  $162,081     $ 93,121
Asset Allocation................   230,572      187,188
Equity Income...................   192,944      275,950
Classic Value...................   114,553        8,335
Value...........................   662,339      779,560
Strategic Growth................   322,203      392,468
Capital Growth..................   222,724      277,673
Aggressive Growth...............   110,612      123,717
MidCap Growth...................   452,809       70,514
21st Century....................   149,210      154,333
Small Company...................   178,111       77,194
Financial Services..............     7,172        2,284

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2001 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Asset Allocation................  $207,746     $184,501
Equity Income...................     7,970       10,848
Strategic Growth................       707        2,254
Capital Growth..................         0        3,277
Financial Services..............       199           40

5.  FUTURES CONTRACTS

At September 30, 2001, the Asset Allocation Fund had the following futures contracts open:

                                    VALUE OF      MARKET       UNREALIZED
                                    CONTRACT     VALUE OF    APPRECIATION/
                       NUMBER OF   WHEN OPENED   CONTRACTS   (DEPRECIATION)
     DESCRIPTION       CONTRACTS      (000)        (000)         (000)
---------------------------------------------------------------------------
U.S. 5 year Treasury
  Note Futures (short
  position) expiring
  December 2001(a)...     (35)       $(3,882)     $(3,787)        $(94)
U.S. Treasury Bond
  Futures (long
  position) expiring
  December 2001(a)...      70          7,299        7,385           86
U.S. 10 year Treasury
  Note Futures (short
  position) expiring
  December 2001(a)...     (10)        (1,118)      (1,088)         (30)
Total net unrealized
  depreciation.......                                             $(38)

---------------

(a) Securities have been segregated as collateral for open futures contracts.

6.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 2001, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust and 330,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's, Reserves' and Funds Trust's Declarations of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7.  LINES OF CREDIT

The Trust, the Company, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2001, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
              FUND                   (000)         RATE
---------------------------------------------------------
Convertible Securities..........     $ 11          4.55%
Equity Income...................      191          4.59
Value...........................        3          4.45
Capital Growth..................        7          4.32

The average amount outstanding was calculated based on daily balances during the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2001, the following Funds had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
           FUND                 (000)            (000)
----------------------------------------------------------
Asset Allocation...........    $21,988          $22,632
Equity Income..............     18,739           18,981
Classic Value..............      4,085            4,606
Value......................     85,955           86,691
Strategic Growth...........     26,472           26,288
Capital Growth.............     34,918           35,038
Aggressive Growth..........     13,688           14,186
MidCap Growth..............     91,002           92,805
21st Century...............      1,723            1,778
Small Company..............     70,050           73,506
Financial Services.........        121              121

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 2001, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                               2009
                   FUND                       (000)
-----------------------------------------------------
Growth & Income............................  $ 32,076
Strategic Growth...........................    42,323
Focused Equities...........................   112,609
21st Century...............................    12,772

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2001, the following Funds elected to defer losses occurring between November 1, 2000 and March 31, 2001 under these rules:

                                           POST-OCTOBER
                                         CAPITAL/CURRENCY
                                              LOSSES
                                             DEFERRED
                 FUND                         (000)
---------------------------------------------------------
Convertible Securities.................      $  5,194
Asset Allocation.......................         5,453
Equity Income..........................         4,087
Growth & Income........................        22,498
Blue Chip..............................        20,225
Strategic Growth.......................        37,492
Aggressive Growth......................        20,401
Focused Equities.......................       145,981
21st Century...........................        13,254
Small Company..........................         5,312

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

10.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
    ACQUIRING FUND         ACQUIRED FUND           (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation         Boatmen's Trust
                         Company Balanced
                         Investment Fund          $ 13,617          $  410,438          $  424,055              $  1,099
Equity Income            Boatmen's Trust
                         Company Equity
                         Income Fund                95,694             463,209             558,903                15,874
Equity Income            BCA Equity
                         Income Fund                92,411             463,209             555,620                28,871
Value                    Boatmen's Trust
                         Company Equity
                         Value Fund                119,967           1,364,400           1,484,367                34,539
Value                    Bank IV Kansas
                         Stock Fund                 47,444           1,364,400           1,411,844                 8,399
Strategic Growth         BCA Diversified
                         Stock Fund                307,415             858,884           1,166,299               115,146
Aggressive Growth        BCA Retail Trust
                         Equity Fund                28,949             383,624             412,573                12,864
Small Company            Boatmen's Trust
                         Company Managed
                         Small
                         Capitalization
                         Fund                       88,407             769,936             858,343                27,179

On June 8, 2001, the Asset Allocation Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of the Balanced Assets Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                            TOTAL NET ASSETS OF   ACQUIRED FUND
TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
   ACQUIRED FUND        ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       (000)                 (000)                 (000)              (000)
-------------------------------------------------------------------------------
      $90,962
                           $366,605              $457,567            $5,772

11.  SUBSEQUENT EVENTS

On October 10, 2001, the Board of Trustees/Directors of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor that is substantially identical to the fund shown in the right column of the following chart. The principal effect of this reorganization would be to convert each Funds investment into an investment in a fund with the objective, principal investment strategies and risks of the newly created successor fund. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor to the fund shown in the right column of the chart below.

        FUND           WILL BE REORGANIZED INTO A NEWLY CREATED SUCCESSOR TO:
-----------------------------------------------------------------------------
Equity Income          Convertible Securities
Blue Chip              Strategic Growth
Aggressive Growth      Capital Growth

On October 10, 2001, the Board of Trustees/Directors of each fund listed in the left column below (each a "Fund") approved its reorganization into a newly created successor fund that is substantially identical to the existing Fund. The principal effect of this reorganization would be to redomicile the Fund in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. Shareholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special shareholder meetings that will likely be held in March 2002. If shareholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, shares of each Fund would be exchanged for shares of equal value of the newly created successor fund.

        FUND           WILL BE REORGANIZED INTO A NEWLY CREATED SUCCESSOR TO:
-----------------------------------------------------------------------------
Convertible            Convertible Securities
  Securities
Strategic Growth       Strategic Growth
Capital Growth         Capital Growth
Value                  Value
MidCap Growth          MidCap Growth
Small Company          Small Company

On October 10, 2001, the Board of Trustees of Funds Trust approved the replacement of Chicago Equity as the investment sub-adviser to Asset Allocation Fund with BACAP effective January 1, 2002. Asset Allocation Fund's shareholders will be asked to approve a definitive investment sub-advisory agreement between the Fund and BACAP at a special meeting of shareholders anticipated to be held in March 2002.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio, Nations Blue Chip Master Portfolio and Nations Marsico Focused Equities Master Portfolio Semi-annual Report
                                                  SEPTEMBER 30, 2001 (UNAUDITED)

The following pages should be read in conjunction with the Nations Marsico Growth & Income, Nations Blue Chip and Nations Marsico Focused Equities Funds' Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.1%
            AEROSPACE AND DEFENSE -- 8.8%
  98,212    Boeing Company.........................  $  3,290
  95,356    Embraer-Empresa Brasileira de
              Aeronautica SA, ADR..................     1,216
 252,539    General Dynamics Corporation...........    22,305
 236,898    Lockheed Martin Corporation............    10,364
                                                     --------
                                                       37,175
                                                     --------
            AIRLINES -- 2.1%
 593,287    Southwest Airlines Company.............     8,804
                                                     --------
            AUTOMOTIVE -- 2.7%
 297,862    Bayerische Motoren Werke (BMW) AG++....     7,581
  14,364    Porsche AG.............................     3,663
                                                     --------
                                                       11,244
                                                     --------
            BEVERAGES -- 5.0%
  82,659    Adolph Coors Company, Class B..........     3,720
  89,058    Anheuser-Busch Companies, Inc. ........     3,730
 282,924    PepsiCo, Inc. .........................    13,721
                                                     --------
                                                       21,171
                                                     --------
            BROADCASTING AND CABLE -- 4.8%
 180,988    AOL Time Warner Inc. ..................     5,991
  70,143    Clear Channel Communications, Inc.++...     2,788
 320,469    Comcast Corporation, Class A++.........    11,495
                                                     --------
                                                       20,274
                                                     --------
            COMMERCIAL BANKING -- 7.9%
 505,684    Citigroup Inc. ........................    20,480
 332,822    Washington Mutual, Inc. ...............    12,807
                                                     --------
                                                       33,287
                                                     --------
            COMMERCIAL SERVICES -- 0.4%
  25,384    Omnicom Group Inc. ....................     1,647
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.5%
 114,924    International Business Machines
              Corporation..........................    10,607
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 8.9%
 218,780    Fannie Mae.............................    17,516
 242,744    USA Education Inc. ....................    20,126
                                                     --------
                                                       37,642
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 8.1%
 488,765    Costco Wholesale Corporation++.........    17,381
 335,114    Wal-Mart Stores, Inc. .................    16,589
                                                     --------
                                                       33,970
                                                     --------
            DIVERSIFIED MANUFACTURING -- 6.2%
 507,322    General Electric Company...............    18,873
157,108..   Tyco International Ltd. ...............     7,148
                                                     --------
                                                       26,021
                                                     --------
            EXPLORATION AND PRODUCTION -- 0.1%
  14,722    Devon Energy Corporation...............       506
                                                     --------
            FOOD PRODUCTS -- 2.9%
 301,174    Kraft Foods, Inc.(a)...................    10,352
  35,694    Unilever NV, NY Shares.................     1,928
                                                     --------
                                                       12,280
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            HEALTH SERVICES -- 11.0%
  81,874    Quest Diagnostics Inc.++...............  $  5,052
 364,258    Tenet Healthcare Corporation++.........    21,729
 291,930    UnitedHealth Group Inc. ...............    19,413
                                                     --------
                                                       46,194
                                                     --------
            HOUSEHOLD PRODUCTS -- 0.2%
  30,630    Estee Lauder Companies Inc., Class
              A(a).................................     1,015
                                                     --------
            HOUSING AND FURNISHING -- 0.4%
  57,926    M.D.C. Holdings, Inc. .................     1,606
                                                     --------
            INVESTMENT SERVICES -- 3.5%
 209,838    Lehman Brothers Holdings Inc. .........    11,929
  53,561    Northern Trust Corporation.............     2,811
                                                     --------
                                                       14,740
                                                     --------
            LODGING AND RECREATION -- 1.5%
 173,262    Four Seasons Hotels Inc.(a)............     6,492
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 5.1%
 100,812    Baxter International Inc. .............     5,550
  21,130    Intermune Inc.++.......................       808
 272,662    Johnson & Johnson......................    15,105
                                                     --------
                                                       21,463
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              2.9%
  31,041    L-3 Communications Holdings, Inc.++....     2,715
 196,932    QUALCOMM Inc.++........................     9,362
                                                     --------
                                                       12,077
                                                     --------
            OILFIELD SERVICES -- 1.1%
 122,122    Smith International, Inc.++............     4,445
                                                     --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
  32,437    Equity Office Properties Trust.........     1,038
                                                     --------
            SOFTWARE -- 3.8%
 313,881    Microsoft Corporation++................    16,061
                                                     --------
            SPECIALTY STORES -- 6.6%
 474,719    Home Depot, Inc. ......................    18,215
 447,348    Tiffany & Company......................     9,685
                                                     --------
                                                       27,900
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 1.4%
  96,008    Amdocs Ltd.++(a).......................     2,559
  60,740    Verizon Communications Inc. ...........     3,286
                                                     --------
                                                        5,845
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $426,600)......................   413,504
                                                     --------
            CONVERTIBLE PREFERRED STOCKS -- 0.4%
              (Cost $1,405)
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
  28,100    Mirant Trust...........................     1,503
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 0.1%
              (Cost $537)
            HOUSING AND FURNISHING -- 0.1%
 $   550    M.D.C. Holdings, Inc.,
            8.375% 02/01/08........................  $    506
                                                     --------
            SHORT TERM INVESTMENTS -- 0.2%
              (Cost $800)
            FEDERAL HOME LOAN BANK (FHLB) -- 0.2%
     800    Discount note
            3.150% 10/01/01........................       800
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 4.9%
            (Cost $20,720)
 20,720   Nations Cash Reserves#..................     20,720
                                                     --------

          TOTAL INVESTMENTS
            (Cost $450,062*)............  103.7 %   437,033
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (3.7)%
          Receivable for investment securities
            sold.................................  $  6,775
          Dividends receivable...................       301
          Interest receivable....................        26
          Collateral on securities loaned........   (20,639)
          Investment advisory fee payable........      (266)
          Administration fee payable.............       (35)
          Due to custodian.......................      (291)
          Payable for investment securities
            purchased............................    (1,283)
          Accrued Trustees' fees and expenses....       (24)
          Accrued expenses and other
            liabilities..........................       (34)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)................................   (15,470)
                                                   --------
          NET ASSETS....................   100.0%  $421,563
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $13,029 on investment securities was comprised of gross appreciation of $29,164 and gross depreciation of $42,193 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $450,062.

 ++ Non-income producing security.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $21,807 and $20,165, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 5). The portion that represents cash collateral is $20,639.

ABBREVIATION:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.6%
            AEROSPACE AND DEFENSE -- 1.7%
  65,600    Boeing Company.........................  $  2,198
  53,400    General Dynamics Corporation...........     4,716
  31,800    Lockheed Martin Corporation............     1,391
  25,400    Northrop Grumman Corporation...........     2,565
  27,300    Raytheon Company.......................       949
                                                     --------
                                                       11,819
                                                     --------
            AIRLINES -- 0.1%
  24,600    Delta Air Lines, Inc. .................       648
                                                     --------
            APPAREL AND TEXTILES -- 0.2%
  17,400    Liz Claiborne, Inc.(a).................       656
  16,200    Nike, Inc., Class B....................       758
                                                     --------
                                                        1,414
                                                     --------
            AUTOMOTIVE -- 1.0%
  78,100    Delphi Automotive Systems
              Corporation..........................       918
  99,105    Ford Motor Company.....................     1,719
  59,100    General Motors Corporation.............     2,535
  28,400    Johnson Controls, Inc. ................     1,853
                                                     --------
                                                        7,025
                                                     --------
            BEVERAGES -- 2.9%
  73,700    Anheuser-Busch Companies, Inc. ........     3,087
 115,200    Coca-Cola Company......................     5,397
 237,370    PepsiCo, Inc. .........................    11,512
                                                     --------
                                                       19,996
                                                     --------
            BROADCASTING AND CABLE -- 3.2%
 370,000    AOL Time Warner Inc. ..................    12,247
  37,300    Cox Communications, Inc., Class
              A=(a)................................     1,557
 109,900    Viacom Inc., Class B=(a)...............     3,792
 243,300    Walt Disney Company....................     4,530
                                                     --------
                                                       22,126
                                                     --------
            CHEMICALS -- BASIC -- 0.9%
  18,500    Air Products and Chemicals, Inc. ......       714
  29,598    Dow Chemical Company...................       970
  39,900    E.I. duPont de Nemours and Company.....     1,497
   5,100    FMC Corporation=.......................       250
  26,400    PPG Industries, Inc. ..................     1,208
  43,200    Praxair, Inc. .........................     1,813
                                                     --------
                                                        6,452
                                                     --------
            CHEMICALS -- SPECIALTY -- 0.4%
  30,400    Engelhard Corporation..................       702
  47,800    Sigma-Aldrich Corporation..............     2,161
                                                     --------
                                                        2,863
                                                     --------
            COMMERCIAL BANKING -- 8.9%
 104,685    Charter One Financial, Inc. ...........     2,954
 411,700    Citigroup Inc. ........................    16,673
 102,000    FleetBoston Financial Corporation......     3,749
  79,100    J.P. Morgan Chase & Company............     2,701
 112,900    National City Corporation..............     3,381
 132,300    Regions Financial Corporation..........     3,818
 133,200    SouthTrust Corporation.................     3,393
  74,500    SunTrust Banks, Inc. ..................     4,962
 197,750    US Bancorp.............................     4,386
 199,000    Wachovia Corporation...................     6,169

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 189,600    Washington Mutual, Inc. ...............  $  7,296
  50,900    Wells Fargo & Company..................     2,263
                                                     --------
                                                       61,745
                                                     --------
            COMMERCIAL SERVICES -- 0.4%
 160,900    Cendant Corporation=(a)................     2,060
   5,600    eBay Inc.=(a)..........................       256
  12,200    TMP Worldwide Inc.=....................       346
                                                     --------
                                                        2,662
                                                     --------
            COMPUTER SERVICES -- 1.3%
  34,800    Automatic Data Processing, Inc. .......     1,637
  50,100    Electronic Data Systems Corporation....     2,885
  80,000    First Data Corporation.................     4,661
                                                     --------
                                                        9,183
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.9%
 204,100    Dell Computer Corporation=.............     3,782
  88,200    EMC Corporation=.......................     1,036
 125,500    Hewlett-Packard Company(a).............     2,021
 155,600    International Business Machines
              Corporation..........................    14,361
  25,000    Jabil Circuit, Inc.=...................       448
  33,600    Lexmark International, Inc.=...........     1,502
  34,100    NCR Corporation=.......................     1,011
  41,900    Pitney Bowes Inc. .....................     1,601
  88,400    Sun Microsystems, Inc.=................       731
  64,400    Unisys Corporation=....................       558
                                                     --------
                                                       27,051
                                                     --------
            CONGLOMERATES -- 0.3%
  40,300    United Technologies Corporation........     1,874
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 3.0%
  31,300    Countrywide Credit Industries, Inc. ...     1,375
  75,000    Fannie Mae.............................     6,004
  51,000    Freddie Mac............................     3,315
  47,900    Household International, Inc. .........     2,701
 146,000    MBNA Corporation.......................     4,422
  35,700    USA Education Inc. ....................     2,960
                                                     --------
                                                       20,777
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 3.4%
  29,700    Dollar General Corporation.............       347
  40,600    Federated Department Stores, Inc.=.....     1,145
  53,900    Kohl's Corporation=....................     2,587
  45,300    May Department Stores Company..........     1,315
  82,500    Sears, Roebuck and Company.............     2,858
  43,200    Target Corporation.....................     1,372
 278,200    Wal-Mart Stores, Inc. .................    13,771
                                                     --------
                                                       23,395
                                                     --------
            DIVERSIFIED ELECTRONICS -- 0.1%
  18,400    Eastman Kodak Company..................       599
                                                     --------
            DIVERSIFIED MANUFACTURING -- 5.4%
 719,300    General Electric Company...............    26,758
 231,800    Tyco International Ltd. ...............    10,547
                                                     --------
                                                       37,305
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
  31,200    Calpine Corporation=(a)................  $    712
  64,500    Dynegy Inc., Class A...................     2,235
                                                     --------
                                                        2,947
                                                     --------
            ELECTRIC POWER -- NUCLEAR -- 2.3%
  61,000    American Electric Power Company,
              Inc. ................................     2,637
  67,200    DTE Energy Company.....................     2,893
 150,600    Duke Energy Corporation................     5,700
  57,500    Exelon Corporation.....................     2,565
  44,300    FPL Group, Inc. .......................     2,372
                                                     --------
                                                       16,167
                                                     --------
            ELECTRICAL EQUIPMENT -- 0.2%
  26,400    Honeywell International Inc. ..........       697
  17,400    W.W. Grainger, Inc. ...................       676
                                                     --------
                                                        1,373
                                                     --------
            EXPLORATION AND PRODUCTION -- 0.4%
  62,900    Anadarko Petroleum Corporation.........     3,024
                                                     --------
            FINANCE -- MISCELLANEOUS -- 0.2%
  21,400    MGIC Investment Corporation............     1,398
                                                     --------
            FINANCIAL SERVICES -- 0.2%
  38,200    H & R Block, Inc. .....................     1,473
                                                     --------
            FOOD AND DRUG STORES -- 0.7%
  48,200    Albertson's, Inc.(a)...................     1,537
 125,300    The Kroger Company=(a).................     3,087
                                                     --------
                                                        4,624
                                                     --------
            FOOD PRODUCTS -- 1.6%
  80,300    ConAgra Foods, Inc.=(a)................     1,803
  51,800    Kellogg Company........................     1,554
  22,800    Ralston Purina Group...................       748
 157,300    SYSCO Corporation......................     4,018
  34,900    Unilever NV, NY Shares(a)..............     1,885
  18,000    Wm. Wrigley Jr. Company................       923
                                                     --------
                                                       10,931
                                                     --------
            HEALTH SERVICES -- 1.2%
  90,400    HCA Inc. ..............................     4,006
  67,400    UnitedHealth Group Inc. ...............     4,482
                                                     --------
                                                        8,488
                                                     --------
            HEAVY MACHINERY -- 0.4%
  53,800    Caterpillar Inc. ......................     2,410
     900    Illinois Tool Works Inc. ..............        49
                                                     --------
                                                        2,459
                                                     --------
            HOUSEHOLD PRODUCTS -- 2.3%
  60,600    Avon Products, Inc. ...................     2,803
  18,300    Estee Lauder Companies Inc., Class
              A(a).................................       607
  33,500    Fortune Brands, Inc. ..................     1,122
  29,700    International Flavors & Fragrances,
              Inc. ................................       822
  51,500    Kimberly-Clark Corporation.............     3,193
 106,700    Procter & Gamble Company...............     7,767
                                                     --------
                                                       16,314
                                                     --------
            HOUSING AND FURNISHING -- 0.3%
  37,600    Centex Corporation.....................     1,268
  11,200    Whirlpool Corporation..................       620
                                                     --------
                                                        1,888
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            INSURANCE -- 4.2%
  65,700    Allstate Corporation...................  $  2,454
 210,874    American International Group, Inc. ....    16,448
  27,200    Hartford Financial Services Group,
              Inc. ................................     1,598
  42,200    John Hancock Financial Services,
              Inc. ................................     1,686
  42,600    Lincoln National Corporation...........     1,986
 101,700    MetLife, Inc. .........................     3,020
  45,100    Torchmark Corporation..................     1,759
  23,000    UnumProvident Corporation..............       581
                                                     --------
                                                       29,532
                                                     --------
            INTEGRATED OIL -- 5.7%
  92,200    Chevron Corporation(a).................     7,814
  95,500    Conoco Inc.(a).........................     2,420
 436,754    Exxon Mobil Corporation................    17,208
 138,900    Royal Dutch Petroleum Company..........     6,980
  44,200    Texaco Inc. ...........................     2,873
  98,200    USX-Marathon Group.....................     2,627
                                                     --------
                                                       39,922
                                                     --------
            INVESTMENT SERVICES -- 1.5%
  70,800    Lehman Brothers Holdings Inc. .........     4,025
  38,300    Merrill Lynch & Company, Inc. .........     1,555
  52,000    Morgan Stanley Dean Witter & Company...     2,410
  53,600    State Street Corporation...............     2,439
                                                     --------
                                                       10,429
                                                     --------
            LODGING AND RECREATION -- 0.7%
  94,300    Carnival Corporation(a)................     2,076
  45,500    Harley-Davidson, Inc.(a)...............     1,843
  81,600    Mattel, Inc.=..........................     1,278
                                                     --------
                                                        5,197
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 5.2%
  94,600    Abbott Laboratories....................     4,905
  66,900    Baxter International Inc. .............     3,683
  83,200    Cardinal Health, Inc. .................     6,153
 273,800    Johnson & Johnson......................    15,168
  72,100    Medtronic, Inc. .......................     3,136
  22,600    St. Jude Medical, Inc.=................     1,547
  26,900    Waters Corporation=....................       962
  12,780    Zimmer Holdings Inc.=..................       355
                                                     --------
                                                       35,909
                                                     --------
            METALS AND MINING -- 0.6%
 103,200    Alcoa Inc. ............................     3,200
  63,800    Barrick Gold Corporation(a)............     1,107
                                                     --------
                                                        4,307
                                                     --------
            NATURAL GAS DISTRIBUTION -- 0.8%
  65,342    El Paso Corporation....................     2,715
 107,700    Williams Companies, Inc. ..............     2,940
                                                     --------
                                                        5,655
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              2.0%
  62,100    American Power Conversion
              Corporation=.........................       725
  28,800    Andrew Corporation=....................       524
 492,300    Cisco Systems, Inc.=...................     5,996
  15,800    Comverse Technology, Inc.=.............       324
  79,900    Corning Inc. ..........................       705
 100,800    QUALCOMM Inc.=.........................     4,792

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- (CONTINUED)
  50,200    Scientific-Atlanta, Inc. ..............  $    881
  29,900    Tellabs, Inc.=.........................       295
                                                     --------
                                                       14,242
                                                     --------
            OILFIELD SERVICES -- 0.6%
  71,500    BJ Services Company=...................     1,272
  76,700    Halliburton Company....................     1,729
  27,300    Schlumberger Ltd. .....................     1,248
                                                     --------
                                                        4,249
                                                     --------
            PAPER AND FOREST PRODUCTS -- 0.6%
  32,000    Temple-Inland Inc. ....................     1,520
  59,100    Weyerhaeuser Company...................     2,878
                                                     --------
                                                        4,398
                                                     --------
            PHARMACEUTICALS -- 9.1%
  34,400    Allergan, Inc. ........................     2,281
  26,500    American Home Products Corporation.....     1,544
  47,700    Amgen Inc.=............................     2,803
 185,000    Bristol-Myers Squibb Company...........    10,279
  30,700    Chiron Corporation=....................     1,362
  64,600    Eli Lilly and Company..................     5,213
  40,100    Forest Laboratories, Inc.=(a)..........     2,893
  55,200    King Pharmaceuticals, Inc.=............     2,316
 118,800    Merck & Company, Inc. .................     7,912
 581,625    Pfizer Inc. ...........................    23,323
 106,000    Schering-Plough Corporation............     3,933
                                                     --------
                                                       63,859
                                                     --------
            PUBLISHING AND ADVERTISING -- 0.6%
  55,400    McGraw-Hill Companies, Inc. ...........     3,224
  31,900    New York Times Company, Class A........     1,245
                                                     --------
                                                        4,469
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.4%
  69,000    Canadian National Railway Company(a)...     2,625
   6,800    FedEx Corporation=.....................       250
                                                     --------
                                                        2,875
                                                     --------
            RESTAURANTS -- 0.4%
  36,300    Darden Restaurants, Inc. ..............       953
  43,500    McDonald's Corporation.................     1,181
  27,700    Wendy's International, Inc. ...........       738
                                                     --------
                                                        2,872
                                                     --------
            SEMICONDUCTORS -- 3.6%
  36,400    Altera Corporation=....................       596
  26,800    Analog Devices, Inc.=..................       876
  45,500    Applied Materials, Inc.=...............     1,294
 547,400    Intel Corporation......................    11,190
  41,600    KLA-Tencor Corporation=................     1,314
  21,400    Linear Technology Corporation..........       702
29,600..    Maxim Integrated Products, Inc.=.......     1,034
  23,700    Microchip Technology Inc.=.............       635
 151,500    Motorola, Inc.(a)......................     2,363
  24,100    National Semiconductor Corporation=....       531
  41,000    Novellus Systems, Inc.=................     1,171
  42,100    PerkinElmer, Inc. .....................     1,105

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
  18,600    QLogic Corporation=(a).................  $    353
  80,100    Texas Instruments Inc. ................     2,001
                                                     --------
                                                       25,165
                                                     --------
            SOFTWARE -- 4.5%
  29,900    Adobe Systems Inc. ....................       717
  22,700    Autodesk, Inc. ........................       728
  24,700    Citrix Systems, Inc.=..................       489
  52,300    Computer Associates International,
              Inc. ................................     1,346
  43,800    Intuit Inc.=...........................     1,568
 404,800    Microsoft Corporation=.................    20,714
 412,800    Oracle Corporation=....................     5,193
  37,000    Peoplesoft, Inc.=......................       667
                                                     --------
                                                       31,422
                                                     --------
            SPECIALTY STORES -- 2.6%
 108,700    Bed Bath & Beyond Inc.=................     2,768
  53,800    Best Buy Company, Inc.=(a).............     2,445
 204,350    Home Depot, Inc. ......................     7,840
 126,100    Lowe's Companies, Inc. ................     3,991
  64,900    Office Depot, Inc.=....................       883
                                                     --------
                                                       17,927
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 6.9%
 278,000    AT&T Corporation.......................     5,365
 302,200    AT&T Wireless Services Inc.=...........     4,515
 114,100    BellSouth Corporation..................     4,741
 304,601    SBC Communications Inc. ...............    14,353
 107,200    Sprint Corporation (FON Group).........     2,574
 249,916    Verizon Communications Inc. ...........    13,523
 202,450    WorldCom, Inc. - WorldCom Group=.......     3,045
                                                     --------
                                                       48,116
                                                     --------
            TOBACCO -- 1.3%
 189,600    Philip Morris Companies Inc. ..........     9,156
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $649,470)......................   687,721
                                                     --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 5.8%
              (Cost $40,426)
  40,426    Nations Cash Reserves#.................    40,426
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $689,896*)............   104.4%  $728,147
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (4.4)%
          Receivable for investment securities
            sold.................................  $ 22,317
          Dividends receivable...................       663
          Interest receivable....................        44
          Collateral on securities loaned........   (39,049)
          Investment advisory fee payable........      (383)
          Administration fee payable.............       (30)
          Due to custodian.......................    (2,427)
          Payable for investment securities
            purchased............................   (12,003)
          Accrued Trustees' fees and expenses....       (25)
          Accrued expenses and other
            liabilities..........................       (18)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................   (30,911)
                                                   --------
          NET ASSETS....................   100.0%  $697,236
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $38,251 on investment securities was comprised of gross appreciation of $98,829 and gross depreciation of $60,578 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $689,896.

 = Non-income producing security.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $42,795 and $38,359, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 5). The portion that represents cash collateral is $39,049.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Focused Equities Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMON STOCKS -- 90.6%
            AEROSPACE AND DEFENSE -- 7.9%
  879,479   General Dynamics Corporation........  $   77,675
1,017,872   Lockheed Martin Corporation.........      44,532
                                                  ----------
                                                     122,207
                                                  ----------
            AIRLINES -- 2.1%
2,174,996   Southwest Airlines Company..........      32,277
                                                  ----------
            AUTOMOTIVE -- 1.1%
  658,580   Bayerische Motoren Werke (BMW)
              AG(=).............................      16,763
                                                  ----------
            BEVERAGES -- 4.6%
  516,131   Anheuser-Busch Companies, Inc. .....      21,616
1,016,574   PepsiCo, Inc. ......................      49,303
                                                  ----------
                                                      70,919
                                                  ----------
            BROADCASTING AND CABLE -- 0.5%
  192,487   Clear Channel Communications,
              Inc.(=)...........................       7,651
                                                  ----------
            COMMERCIAL BANKING -- 8.0%
1,865,234   Citigroup Inc. .....................      75,542
1,233,236   Washington Mutual, Inc.(a)..........      47,455
                                                  ----------
                                                     122,997
                                                  ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.5%
  422,380   International Business Machines
              Corporation.......................      38,986
                                                  ----------
            CONSUMER CREDIT AND MORTGAGES -- 9.8%
1,016,822   Fannie Mae..........................      81,407
  845,826   USA Education Inc.(a)...............      70,127
                                                  ----------
                                                     151,534
                                                  ----------
            DEPARTMENT AND DISCOUNT STORES -- 7.8%
1,708,204   Costco Wholesale Corporation(=).....      60,743
1,207,224   Wal-Mart Stores, Inc. ..............      59,758
                                                  ----------
                                                     120,501
                                                  ----------
            DIVERSIFIED MANUFACTURING -- 6.4%
2,674,517   General Electric Company............      99,492
                                                  ----------
            HEALTH SERVICES -- 12.5%
  475,374   Quest Diagnostics Inc.(=)...........      29,331
1,354,916   Tenet Healthcare Corporation(=).....      80,821
1,230,440   UnitedHealth Group Inc. ............      81,824
                                                  ----------
                                                     191,976
                                                  ----------
            INVESTMENT SERVICES -- 4.8%
1,312,576   Lehman Brothers Holdings Inc. ......      74,620
                                                  ----------
            LODGING AND RECREATION -- 1.8%
  745,655   Four Seasons Hotels Inc.(a).........      27,940
                                                  ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.9%
  375,878   Baxter International Inc. ..........      20,692
  981,514   Johnson & Johnson...................      54,376
                                                  ----------
                                                      75,068
                                                  ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --
              2.5%
  108,614   L-3 Communications Holdings,
              Inc.(=)(a)........................       9,498
  599,718   QUALCOMM Inc.(=)....................      28,511
                                                  ----------
                                                      38,009
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            OILFIELD SERVICES -- 1.9%
  825,896   Smith International, Inc.(=)........  $   30,063
                                                  ----------
            SOFTWARE -- 3.9%
1,177,233   Microsoft Corporation(=)............      60,239
                                                  ----------
            SPECIALTY STORES -- 7.2%
1,750,638   Home Depot, Inc. ...................      67,172
2,048,555   Tiffany & Company...................      44,351
                                                  ----------
                                                     111,523
                                                  ----------
            TELECOMMUNICATIONS SERVICES -- 0.4%
  205,982   Amdocs Ltd.(=)(a)...................       5,489
                                                  ----------
            TOTAL COMMON STOCKS
              (Cost $1,446,702).................   1,398,254
                                                  ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 8.5%
              (Cost $131,900)
            FEDERAL HOME LOAN BANK (FHLB) -- 8.5%
$ 131,900   Discount note 3.150% 10/01/01.......     131,889
                                                  ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 6.1%
              (Cost $94,605)
   94,605   Nations Cash Reserves#..............       94,605
                                                   ----------

            TOTAL INVESTMENTS
              (Cost $1,673,207*).........  105.2%   1,624,748
                                                   ----------
            OTHER ASSETS AND LIABILITIES
              (NET)......................  (5.2)%
            Receivable for investment securities
              sold...............................  $  246,445
            Dividends receivable.................         825
            Interest receivable..................       1,191
            Collateral on securities loaned......     (94,541)
            Investment advisory fee payable......        (966)
            Administration fee payable...........        (129)
            Due to custodian.....................      (3,336)
            Payable for investment securities
              purchased..........................    (228,393)
            Accrued Trustees' fees and
              expenses...........................         (24)
            Accrued expenses and other
              liabilities........................      (1,096)
                                                   ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................     (80,024)
                                                   ----------
            NET ASSETS...................  100.0%  $1,544,724
                                                   ==========

---------------
 * Federal Income Tax Information: Net unrealized depreciation of $48,459 on investment securities was comprised of gross appreciation of $81,517 and gross depreciation of $129,976 for federal income tax purposes. At September 30, 2001, the aggregate cost of securities for federal income tax purposes was $1,673,207.

 (=) Non-income producing security.

 (a) All or portion of security was on loan September 30, 2001. The aggregate cost and market value of securities on loan September 30, 2001 is $107,445 and $91,425, respectively.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (Note 5). The portion that represents cash collateral is $94,541.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2001

                                                                    GROWTH &                             FOCUSED
                                                                     INCOME           BLUE CHIP          EQUITIES
                                                                     MASTER             MASTER            MASTER
                                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                 ---------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0, $0 and
  $4, respectively).........................................     $        1,627     $        4,828    $        5,489
Dividend income from affiliated funds.......................                 19                325               145
Interest....................................................                339                 64             2,648
Securities lending..........................................                 22                 14                86
                                                                 --------------     --------------    --------------
    Total investment income.................................              2,007              5,231             8,368
                                                                 --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................              1,944              2,612             6,820
Administration fee..........................................                259                201               909
Fund accounting fees and expenses...........................                 --                 --                --
Custodian fees..............................................                 20                 38                70
Legal and audit fees........................................                 16                 16                17
Trustees' fees and expenses.................................                 17                 16                17
Interest expense............................................                  *                  *                --
Other.......................................................                  3                  5                11
                                                                 --------------     --------------    --------------
    Total expenses..........................................              2,259              2,888             7,844
Fees reduced by credits allowed by the custodian............                  *                  *                 *
                                                                 --------------     --------------    --------------
    Net expenses............................................              2,259              2,888             7,844
                                                                 --------------     --------------    --------------
NET INVESTMENT INCOME.......................................               (252)             2,343               524
                                                                 --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................            (61,142)           (42,784)         (210,034)
  Written options...........................................                 --                 --                --
  Futures contracts.........................................                 --             (2,823)               --
  Foreign currency and net other assets.....................                 (9)                --               (41)
                                                                 --------------     --------------    --------------
Net realized gain/(loss) on investments.....................            (61,151)           (45,607)         (210,075)
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 7).......................................             (9,949)           (39,795)           15,676
  Futures contracts.........................................                 --                195                --
  Foreign currency and net other assets.....................                  *                 --                --
                                                                 --------------     --------------    --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (9,949)           (39,600)           15,676
Net realized and unrealized gain/(loss) on investments......            (71,100)           (85,207)         (194,399)
                                                                 --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $      (71,352)    $      (82,864)   $     (193,875)
                                                                 ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

                      (This page intentionally left blank)

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF CHANGES IN NET ASSETS

                                      GROWTH & INCOME
                                     MASTER PORTFOLIO                 BLUE CHIP MASTER PORTFOLIO
                             ---------------------------------     ---------------------------------
                               SIX MONTHS                            SIX MONTHS
                                 ENDED                                 ENDED
                                9/30/01           YEAR ENDED          9/30/01           YEAR ENDED
                              (UNAUDITED)          3/31/01          (UNAUDITED)          3/31/01
                             -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income...     $         (252)    $        1,253     $        2,343     $        4,445
Net realized gain/(loss)
  on investments........            (61,151)           (55,082)           (45,607)            (5,087)
Net change in unrealized
  appreciation/(depreciation)
  of investments........             (9,949)          (165,087)           (39,600)          (233,487)
                             --------------     --------------     --------------     --------------
Net increase/(decrease)
  in net assets
  resulting from
  operations............            (71,352)          (218,916)           (82,864)          (234,129)
Contributions...........             52,516            336,334             55,589            139,235
Withdrawals.............            (89,651)          (216,867)           (57,739)          (169,959)
                             --------------     --------------     --------------     --------------
Net increase/(decrease)
  in net assets.........           (108,487)           (99,449)           (85,014)          (264,853)
NET ASSETS:
Beginning of period.....            530,050            629,499            782,250          1,047,103
                             --------------     --------------     --------------     --------------
End of period...........     $      421,563     $      530,050     $      697,236     $      782,250
                             ==============     ==============     ==============     ==============

                                  FOCUSED EQUITIES
                                  MASTER PORTFOLIO
                          --------------------------------
                            SIX MONTHS
                              ENDED
                             9/30/01          YEAR ENDED
                           (UNAUDITED)         3/31/01
                          --------------------------------
(IN THOUSANDS)
Net investment income...  $          524    $        3,858
Net realized gain/(loss)
  on investments........        (210,075)         (262,984)
Net change in unrealized
  appreciation/(deprecia
  of investments........          15,676          (577,214)
                          --------------    --------------
Net increase/(decrease)
  in net assets
  resulting from
  operations............        (193,875)         (836,340)
Contributions...........         165,476         1,235,706
Withdrawals.............        (239,139)         (850,270)
                          --------------    --------------
Net increase/(decrease)
  in net assets.........        (267,538)         (450,904)
NET ASSETS:
Beginning of period.....       1,812,262         2,263,166
                          --------------    --------------
End of period...........  $    1,544,724    $    1,812,262
                          ==============    ==============

  SUPPLEMENTARY DATA

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                              RATIO OF          RATIO OF NET                         RATIO OF
                                                             OPERATING           INVESTMENT                          OPERATING
                                                              EXPENSES          INCOME/(LOSS)      PORTFOLIO        EXPENSES TO
                                                             TO AVERAGE          TO AVERAGE        TURNOVER           AVERAGE
                                                             NET ASSETS          NET ASSETS          RATE           NET ASSETS
                                                             --------------------------------------------------------------------
GROWTH & INCOME MASTER PORTFOLIO:
Six months ended 9/30/2001 (unaudited)...................       0.87%+(d)(e)        (0.10)%+           74%             0.87%+(d)
Year ended 3/31/2001.....................................    0.86(d)                 0.20             113           0.86(d)
Period ended 3/31/2000(a)................................       0.86+(d)            (0.04)+            60              0.86+(d)
BLUE CHIP MASTER PORTFOLIO:
Six months ended 9/30/2001 (unaudited)...................       0.72%+(d)(e)         0.58%+            36%             0.72%+(d)
Year ended 3/31/2001.....................................    0.71(d)                 0.46              59           0.71(d)
Period ended 3/31/2000...................................       0.73+(d)             0.40+             47              0.73+(d)
Period ended 5/14/1999(b)................................       0.61+                0.65+             19              0.61
Year ended 2/28/1999(b)..................................       0.62                 0.85              57              0.62
Year ended 2/28/1998(b)..................................       0.65                 1.11              67              1.06
Year ended 2/28/1997(b)..................................       0.62                 1.62              91              1.34
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2001 (unaudited)...................       0.86%+(d)            0.06%+            78%             0.86%+(d)
Year ended 3/31/2001.....................................    0.86(d)(e)              0.17             134           0.86(d)
Period ended 3/31/2000(c)................................       0.84+(d)            (0.07)+            84              0.84+(d)

---------------
 + Annualized.

 (a) Growth & Income Master Portfolio commenced operations on October 8, 1999.

(b) Represents financial information for the Pacific Horizon Blue Chip Portfolio, which was reorganized into Blue Chip Master Portfolio on May 21, 1999.

 (c) Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (e) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS MASTER INVESTMENT TRUST
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2001, the Master Trust offered eleven separate portfolios. These financial statements pertain only to Nations Marsico Growth & Income Master Portfolio, Blue Chip Master Portfolio and Nations Marsico Focused Equities Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2001:

Growth & Income Master Portfolio:
  Nations Marsico Growth & Income Fund.........  97.2%
  Nations Marsico Growth & Income Fund
    (Offshore).................................   1.5%
  Banc of America Capital Management Funds I --
    Growth & Income Fund.......................   1.3%
Blue Chip Master Portfolio:
  Nations Blue Chip Fund.......................  95.2%
  Nations Blue Chip Fund (Offshore)............   4.8%
Focused Equities Master Portfolio:
  Nations Marsico Focused Equities Fund........  98.5%
  Nations Marsico Focused Equities Fund
    (Offshore).................................   0.9%
  Banc of America Capital Management Funds I --
    Focused Equities Fund......................   0.6%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: All Master Portfolios may invest in futures contracts. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
Growth & Income Master Portfolio..............  0.75%
Blue Chip Master Portfolio....................  0.65%
Focused Equities Master Portfolio.............  0.75%

The Master Trust has, on behalf of the Growth & Income and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

The Master Trust has, on behalf of the Blue Chip Master Portfolio, entered into a sub-advisory agreement with BA Advisors and Chicago Equity Partners, LLC ("Chicago Equity"), pursuant to which Chicago Equity is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.25% of the Master Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Master Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Blue Chip Master Portfolio's average daily net assets and 0.10% of the Growth & Income and Focused Equities Master Portfolios' average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2001, BA Advisors earned 0.10%, 0.05%, and 0.10%, respectively, from the average daily net assets of the Growth & Income, Blue Chip and Focused Equities Master Portfolios for its co-administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2001, expenses of the Master Portfolios were reduced by $788 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

For the six months ended September 30, 2001, Growth & Income Master Portfolio and Focused Equities Master Portfolio paid commissions of $55,917 and $189,843, respectively, to certain affiliates of BA Advisors in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on each plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

securities and short-term investments, for the six months ended September 30, 2001 were as follows:

                              PURCHASES       SALES
                                (000)         (000)
                              ------------------------
Growth & Income Master
  Portfolio.................  $  342,526    $  335,663
Blue Chip Master
  Portfolio.................     282,267       277,251
Focused Equities Master
  Portfolio.................   1,164,194     1,207,970

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2001 were as follows:

                                   PURCHASES     SALES
                                     (000)       (000)
                                   --------------------
Growth & Income Master
  Portfolio......................  $ 42,965     $25,449
Blue Chip Master Portfolio.......         0       3,990
Focused Equities Master
  Portfolio......................   109,343      93,565

4.  LINES OF CREDIT

The Master Trust participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. At September 30, 2001, there were no loans outstanding under this Agreement. For the six months ended September 30, 2001, borrowings by the Master Portfolios under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
PORTFOLIO                            (000)         RATE
---------------------------------------------------------
Blue Chip Master Portfolio......      $5           3.58%

The average amount outstanding was calculated based on daily balances in the period.

5.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2001, the following Master Portfolios had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
                                (000)            (000)
                             -----------------------------
Growth & Income Master
  Portfolio................    $20,165          $20,639
Blue Chip Master
  Portfolio................     38,702           39,049
Focused Equities Master
  Portfolio................     91,425           94,541

6.  SUBSEQUENT EVENT

On October 10, 2001, the Board of Trustees of the Blue Chip Master Portfolio (the "Portfolio") approved its reorganization into a newly created Strategic Growth Master Portfolio. The principal effect of this reorganization would be to convert the Portfolio's investment into an investment in a portfolio with the objective, principal investment strategies and risks of the Strategic Growth Master Portfolio. Interestholders will be asked to consider and vote on an Agreement and Plan of Reorganization at special Interestholders meetings. If Interestholders approve this plan, the reorganization is expected to occur in the second quarter of 2002. At that time, interest in the Portfolio would be exchanged for interest of equal value in the newly created Strategic Growth Master Portfolio.

On October 10, 2001, the Board of Trustees of the Master Trust approved the replacement of Chicago Equity as the investment sub-adviser to Blue Chip Master Portfolio (Master Portfolio) with BACAP effective January 1, 2001. The Master Portfolio will not request approval of a definitive investment sub-advisory agreement due to the Master Portfolio's anticipated reorganization in the second quarter of 2002.

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

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
THE NATIONS FUNDS FAMILY OF FUNDS
The mutual fund family of Banc of America Capital Management

Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth & Income Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Blue Chip Fund
Nations Asset Allocation Fund
Nations Equity Income Fund

VALUE FUNDS
Nations Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund

STKSAR (9/01)